UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

Baillie Gifford China A Shares Growth Fund

Baillie Gifford China Equities Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Emerging Markets ex China Fund

Baillie Gifford Global Alpha Equities Fund

Baillie Gifford Global Stewardship Equities Fund

Baillie Gifford Health Innovation Equities Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford International Growth Fund

Baillie Gifford International Smaller Companies Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford Positive Change Equities Fund

Baillie Gifford U.S. Discovery Fund

Baillie Gifford U.S. Equity Growth Fund

Semi-Annual Report

June 30, 2022

(Unaudited)

Index

Page Number
01	Fund Expenses
Baillie Gifford China A Shares Growth Fund
09	Industry Diversification Table
10	Portfolio of Investments
12	Financial Statements
15	Financial Highlights
Baillie Gifford China Equities Fund
17	Industry Diversification Table
18	Portfolio of Investments
20	Financial Statements
23	Financial Highlights
Baillie Gifford Developed EAFE All Cap Fund
25	Industry Diversification Table
26	Portfolio of Investments
30	Financial Statements
33	Financial Highlights
Baillie Gifford EAFE Plus All Cap Fund
37	Industry Diversification Table
38	Portfolio of Investments
42	Financial Statements
45	Financial Highlights
Baillie Gifford Emerging Markets Equities Fund
49	Industry Diversification Table
50	Portfolio of Investments
55	Financial Statements
58	Financial Highlights
Baillie Gifford Emerging Markets ex China Fund
64	Industry Diversification Table
65	Portfolio of Investments
69	Financial Statements
72	Financial Highlights
Baillie Gifford Global Alpha Equities Fund
74	Industry Diversification Table
75	Portfolio of Investments
80	Financial Statements
83	Financial Highlights
Baillie Gifford Global Stewardship Equities Fund
88	Industry Diversification Table
89	Portfolio of Investments
93	Financial Statements
96	Financial Highlights
Baillie Gifford Health Innovation Equities Fund
98	Industry Diversification Table
99	Portfolio of Investments
101	Financial Statements
104	Financial Highlights
Baillie Gifford International Alpha Fund
106	Industry Diversification Table
107	Portfolio of Investments
112	Financial Statements
115	Financial Highlights
Baillie Gifford International Concentrated Growth Equities Fund
121	Industry Diversification Table
122	Portfolio of Investments
124	Financial Statements
127	Financial Highlights
Baillie Gifford International Growth Fund
129	Industry Diversification Table
130	Portfolio of Investments
134	Financial Statements
137	Financial Highlights

Page Number
Baillie Gifford International Smaller Companies Fund
143	Industry Diversification Table
144	Portfolio of Investments
148	Financial Statements
151	Financial Highlights
Baillie Gifford Long Term Global Growth Fund
153	Industry Diversification Table
154	Portfolio of Investments
156	Financial Statements
159	Financial Highlights
Baillie Gifford Positive Change Equities Fund
163	Industry Diversification Table
164	Portfolio of Investments
167	Financial Statements
170	Financial Highlights
Baillie Gifford U.S. Discovery Fund
172	Industry Diversification Table
173	Portfolio of Investments
175	Financial Statements
178	Financial Highlights
Baillie Gifford U.S. Equity Growth Fund
180	Industry Diversification Table
181	Portfolio of Investments
183	Financial Statements
186	Financial Highlights
188	Notes to Financial Statements
Supplemental Information
214	Management of the Trust
215	Board Considerations Regarding 2022 Contract Renewal

This report is intended for shareholders of the funds listed on the front of this report (each, a "Fund", and collectively the "Funds") and may not be used as sales literature unless preceded or accompanied by a current prospectus for each Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time. All investments entail risk, including the possible loss of principal.

Scenic view of the Glenfinnan Viaduct, Glenfinnan, Scotland

Source: © Getty Images

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2022

As a shareholder of Baillie Gifford China A Shares Growth Fund, Baillie Gifford China Equities Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford Global Stewardship Equities Fund, Baillie Gifford Health Innovation Equities Fund, Baillie Gifford International Alpha Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford International Growth Fund, Baillie Gifford International Smaller Companies Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford Positive Change Equities Fund, Baillie Gifford U.S. Discovery Fund and/or Baillie Gifford U.S. Equity Growth Fund, you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, administration and supervisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2022

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratios Based on the Period January 1, 2022 to June 30, 2022	Expenses Paid During Period*
Baillie Gifford China A Shares Growth Fund — Class K
Actual	$1,000	$846.50	0.87%	$3.98
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36
Baillie Gifford China A Shares Growth Fund — Institutional Class
Actual	$1,000	$846.50	0.87%	$3.98
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36
Baillie Gifford China Equities Fund — Class K
Actual	$1,000	$845.20	0.87%	$3.98
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36
Baillie Gifford China Equities Fund — Institutional Class
Actual	$1,000	$845.20	0.92%	$4.21
Hypothetical (5% return before expenses)	$1,000	$1,020.23	0.92%	$4.61
Baillie Gifford Developed EAFE All Cap Fund — Class 2
Actual	$1,000	$644.10	0.63%	$2.57
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16
Baillie Gifford Developed EAFE All Cap Fund — Class 3
Actual	$1,000	$644.40	0.56%	$2.28
Hypothetical (5% return before expenses)	$1,000	$1,022.02	0.56%	$2.81
Baillie Gifford Developed EAFE All Cap Fund — Class K
Actual	$1,000	$644.10	0.63%	$2.57
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16
Baillie Gifford Developed EAFE All Cap Fund — Institutional Class
Actual	$1,000	$643.90	0.67%	$2.73
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Baillie Gifford EAFE Plus All Cap Fund — Class 2
Actual	$1,000	$660.20	0.63%	$2.59
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16

02

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2022

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratios Based on the Period January 1, 2022 to June 30, 2022	Expenses Paid During Period*
Baillie Gifford EAFE Plus All Cap Fund — Class 3
Actual	$1,000	$660.40	0.56%	$2.31
Hypothetical (5% return before expenses)	$1,000	$1,022.02	0.56%	$2.81
Baillie Gifford EAFE Plus All Cap Fund — Class K
Actual	$1,000	$660.10	0.63%	$2.59
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16
Baillie Gifford EAFE Plus All Cap Fund — Institutional Class
Actual	$1,000	$659.80	0.74%	$3.05
Hypothetical (5% return before expenses)	$1,000	$1,021.12	0.74%	$3.71
Baillie Gifford Emerging Markets Equities Fund — Class 2
Actual	$1,000	$751.30	0.81%	$3.52
Hypothetical (5% return before expenses)	$1,000	$1,020.78	0.81%	$4.06
Baillie Gifford Emerging Markets Equities Fund — Class 3
Actual	$1,000	$751.60	0.74%	$3.21
Hypothetical (5% return before expenses)	$1,000	$1,021.12	0.74%	$3.71
Baillie Gifford Emerging Markets Equities Fund — Class 4
Actual	$1,000	$751.70	0.71%	$3.08
Hypothetical (5% return before expenses)	$1,000	$1,021.27	0.71%	$3.56
Baillie Gifford Emerging Markets Equities Fund — Class 5
Actual	$1,000	$751.90	0.66%	$2.87
Hypothetical (5% return before expenses)	$1,000	$1,021.52	0.66%	$3.31
Baillie Gifford Emerging Markets Equities Fund — Class K
Actual	$1,000	$751.20	0.81%	$3.52
Hypothetical (5% return before expenses)	$1,000	$1,020.78	0.81%	$4.06
Baillie Gifford Emerging Markets Equities Fund — Institutional Class
Actual	$1,000	$751.10	0.91%	$3.95
Hypothetical (5% return before expenses)	$1,000	$1,020.28	0.91%	$4.56

03

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2022

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratios Based on the Period January 1, 2022 to June 30, 2022	Expenses Paid During Period*
Baillie Gifford Emerging Markets ex China Fund — Class K
Actual	$1,000	$711.60	0.88%	$3.73
Hypothetical (5% return before expenses)	$1,000	$1,020.43	0.88%	$4.41
Baillie Gifford Emerging Markets ex China Fund — Institutional Class
Actual	$1,000	$711.60	0.88%	$3.73
Hypothetical (5% return before expenses)	$1,000	$1,020.43	0.88%	$4.41
Baillie Gifford Global Alpha Equities Fund — Class 2
Actual	$1,000	$693.90	0.66%	$2.77
Hypothetical (5% return before expenses)	$1,000	$1,021.52	0.66%	$3.31
Baillie Gifford Global Alpha Equities Fund — Class 3
Actual	$1,000	$694.20	0.59%	$2.48
Hypothetical (5% return before expenses)	$1,000	$1,021.87	0.59%	$2.96
Baillie Gifford Global Alpha Equities Fund — Class 4
Actual	$1,000	$694.30	0.56%	$2.35
Hypothetical (5% return before expenses)	$1,000	$1,022.02	0.56%	$2.81
Baillie Gifford Global Alpha Equities Fund — Class K
Actual	$1,000	$694.20	0.66%	$2.77
Hypothetical (5% return before expenses)	$1,000	$1,021.52	0.66%	$3.31
Baillie Gifford Global Alpha Equities Fund — Institutional Class
Actual	$1,000	$693.60	0.77%	$3.23
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford Global Stewardship Equities Fund — Class K
Actual	$1,000	$597.10	0.65%	$2.57
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Global Stewardship Equities Fund — Institutional Class
Actual	$1,000	$597.10	0.65%	$2.57
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26

04

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2022

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratios Based on the Period January 1, 2022 to June 30, 2022	Expenses Paid During Period*
Baillie Gifford Health Innovation Equities Fund — Class K
Actual	$1,000	$635.30	0.65%	$2.64
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Health Innovation Equities Fund — Institutional Class
Actual	$1,000	$635.30	0.65%	$2.64
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford International Alpha Fund — Class 2
Actual	$1,000	$700.30	0.60%	$2.53
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
Baillie Gifford International Alpha Fund — Class 3
Actual	$1,000	$700.50	0.53%	$2.23
Hypothetical (5% return before expenses)	$1,000	$1,022.17	0.53%	$2.66
Baillie Gifford International Alpha Fund — Class 4
Actual	$1,000	$700.70	0.50%	$2.11
Hypothetical (5% return before expenses)	$1,000	$1,022.32	0.50%	$2.51
Baillie Gifford International Alpha Fund — Class 5
Actual	$1,000	$700.80	0.45%	$1.90
Hypothetical (5% return before expenses)	$1,000	$1,022.56	0.45%	$2.26
Baillie Gifford International Alpha Fund — Class K
Actual	$1,000	$700.50	0.60%	$2.53
Hypothetical (5% return before expenses)	$1,000	$1,021.82	0.60%	$3.01
Baillie Gifford International Alpha Fund — Institutional Class
Actual	$1,000	$700.20	0.72%	$3.04
Hypothetical (5% return before expenses)	$1,000	$1,021.22	0.72%	$3.61
Baillie Gifford International Concentrated Growth Equities Fund — Class K
Actual	$1,000	$583.40	0.72%	$2.83
Hypothetical (5% return before expenses)	$1,000	$1,021.22	0.72%	$3.61

05

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2022

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratios Based on the Period January 1, 2022 to June 30, 2022	Expenses Paid During Period*
Baillie Gifford International Concentrated Growth Equities Fund — Institutional Class
Actual	$1,000	$582.80	0.83%	$3.26
Hypothetical (5% return before expenses)	$1,000	$1,020.68	0.83%	$4.16
Baillie Gifford International Growth Fund — Class 2
Actual	$1,000	$648.80	0.59%	$2.41
Hypothetical (5% return before expenses)	$1,000	$1,021.87	0.59%	$2.96
Baillie Gifford International Growth Fund — Class 3
Actual	$1,000	$649.00	0.52%	$2.13
Hypothetical (5% return before expenses)	$1,000	$1,022.22	0.52%	$2.61
Baillie Gifford International Growth Fund — Class 4
Actual	$1,000	$649.10	0.49%	$2.00
Hypothetical (5% return before expenses)	$1,000	$1,022.36	0.49%	$2.46
Baillie Gifford International Growth Fund — Class 5
Actual	$1,000	$649.30	0.44%	$1.80
Hypothetical (5% return before expenses)	$1,000	$1,022.61	0.44%	$2.21
Baillie Gifford International Growth Fund — Class K
Actual	$1,000	$648.80	0.59%	$2.41
Hypothetical (5% return before expenses)	$1,000	$1,021.87	0.59%	$2.96
Baillie Gifford International Growth Fund — Institutional Class
Actual	$1,000	$648.30	0.70%	$2.86
Hypothetical (5% return before expenses)	$1,000	$1,021.32	0.70%	$3.51
Baillie Gifford International Smaller Companies Fund — Class K
Actual	$1,000	$593.00	0.90%	$3.55
Hypothetical (5% return before expenses)	$1,000	$1,020.33	0.90%	$4.51
Baillie Gifford International Smaller Companies Fund — Institutional Class
Actual	$1,000	$593.00	0.98%	$3.87
Hypothetical (5% return before expenses)	$1,000	$1,019.93	0.98%	$4.91

06

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2022

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratios Based on the Period January 1, 2022 to June 30, 2022	Expenses Paid During Period*
Baillie Gifford Long Term Global Growth Fund — Class 2
Actual	$1,000	$558.90	0.73%	$2.82
Hypothetical (5% return before expenses)	$1,000	$1,021.17	0.73%	$3.66
Baillie Gifford Long Term Global Growth Fund — Class 4(1)
Actual	$1,000	$770.50	0.65%	$1.25
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Long Term Global Growth Fund — Class K
Actual	$1,000	$559.00	0.73%	$2.82
Hypothetical (5% return before expenses)	$1,000	$1,021.17	0.73%	$3.66
Baillie Gifford Long Term Global Growth Fund — Institutional Class
Actual	$1,000	$558.60	0.87%	$3.36
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36
Baillie Gifford Positive Change Equities Fund — Class K
Actual	$1,000	$638.90	0.65%	$2.64
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Positive Change Equities Fund — Institutional Class
Actual	$1,000	$638.80	0.74%	$3.01
Hypothetical (5% return before expenses)	$1,000	$1,021.12	0.74%	$3.71
Baillie Gifford U.S. Discovery Fund — Class K
Actual	$1,000	$564.80	0.82%	$3.18
Hypothetical (5% return before expenses)	$1,000	$1,020.73	0.82%	$4.11
Baillie Gifford U.S. Discovery Fund — Institutional Class
Actual	$1,000	$564.80	0.82%	$3.18
Hypothetical (5% return before expenses)	$1,000	$1,020.73	0.82%	$4.11
Baillie Gifford U.S. Equity Growth Fund — Class K
Actual	$1,000	$454.80	0.65%	$2.34
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26

07

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2022

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratios Based on the Period January 1, 2022 to June 30, 2022	Expenses Paid During Period*
Baillie Gifford U.S. Equity Growth Fund — Institutional Class
Actual	$1,000	$454.10	0.87%	$3.14
Hypothetical (5% return before expenses)	$1,000	$1,020.48	0.87%	$4.36

*  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

(1)  Commencement of operation April 13, 2022. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 79/365 (to reflect recommencement of operations).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2022. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

08

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford China A Shares Growth Fund

	Value	% of Total Net Assets
Auto Parts & Equipment	$120,169	7.4%
Beverages	91,756	5.6
Chemicals	31,707	2.0
Commercial Services	86,480	5.3
Cosmetics/Personal Care	44,924	2.8
Electrical Components & Equipment	30,811	1.9
Electronics	121,719	7.5
Energy — Alternate Sources	64,671	4.0
Food	29,479	1.8
Healthcare — Products	67,445	4.1
Healthcare — Services	196,600	12.1
Home Furnishings	139,488	8.6
Insurance	55,949	3.4
Internet	76,904	4.7
Machinery — Diversified	16,445	1.0
Metal Fabricate/Hardware	179,036	11.0
Semiconductors	49,140	3.0
Software	136,534	8.4
Telecommunications	30,749	1.9
Transportation	42,595	2.6
Total Value of Investments	1,612,601	99.1
Other assets less liabilities	14,732	0.9
Net Assets	$1,627,333	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

09

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford China A Shares Growth Fund

	Shares	Value
COMMON STOCKS — 99.1%
CHINA — 99.1%
Anker Innovations Technology Co., Ltd., Class A	2,400	$23,808
Asymchem Laboratories Tianjin Co., Ltd., Class A	2,100	90,636
Beijing United Information Technology Co., Ltd., Class A	5,800	76,904
Centre Testing International Group Co., Ltd., Class A	9,600	33,353
Contemporary Amperex Technology Co., Ltd., Class A	1,500	120,169
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,178	29,479
Glodon Co., Ltd., Class A	8,100	65,951
Guangdong Kinlong Hardware Products Co., Ltd., Class A *	2,200	42,720
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A *	4,000	49,341
Hangzhou Tigermed Consulting Co., Ltd., Class A	3,100	53,127
Hefei Meiya Optoelectronic Technology, Inc., Class A	5,070	16,445
Iflytek Co., Ltd., Class A	3,500	21,612
Jafron Biomedical Co., Ltd., Class A	4,500	34,264
Jiangsu Azure Corp., Class A	9,363	32,592
Kweichow Moutai Co., Ltd., Class A	300	91,756
LONGi Green Energy Technology Co., Ltd., Class A	6,466	64,671
Longshine Technology Group Co. Ltd., Class A	6,700	25,279
Midea Group Co., Ltd., Class A	8,300	75,124
Oppein Home Group, Inc., Class A *	1,800	40,557
Ping An Insurance Group Co. of China Ltd., Class A	8,000	55,949
Proya Cosmetics Co., Ltd., Class A	1,820	44,924
Quectel Wireless Solutions Co., Ltd., Class A	1,537	30,749
SF Holding Co., Ltd., Class A	5,100	42,595
SG Micro Corp., Class A	1,800	49,140
Shandong Sinocera Functional Material Co., Ltd., Class A	5,900	31,707
Shenzhen Inovance Technology Co., Ltd., Class A	9,150	90,269
Shenzhen Megmeet Electrical Co., Ltd., Class A	8,000	31,449
Sinocare, Inc., Class A	7,900	33,181
WuXi AppTec Co., Ltd., Class A	3,636	56,623
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	3,258	30,811
Yonyou Network Technology Co., Ltd., Class A	7,280	23,692
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	25,220	103,724
		1,612,601

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford China A Shares Growth Fund

Value
TOTAL INVESTMENTS — 99.1%
(cost $1,209,294)	$1,612,601
Other assets less liabilities — 0.9%	14,732
NET ASSETS — 100.0%	$1,627,333

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited (the "Manager") retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$—	$1,612,601	$—	$1,612,601
Total	$—	$1,612,601	$—	$1,612,601

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford China A Shares Growth Fund

ASSETS
Investments, at value (cost $1,209,294)	$1,612,601
Cash	49,144
Due from Investment Advisor	27,868
Dividends receivable	1,359
Prepaid assets	10
Total Assets	1,690,982
LIABILITIES
Advisory fee payable	1,973
Administration & Supervisory fee payable	610
Trustee fee payable	13
Commitment fee payable	4
Accrued expenses	61,049
Total Liabilities	63,649
NET ASSETS	$1,627,333
COMPOSITION OF NET ASSETS
Paid-in capital	$1,206,301
Total distributable earnings	421,032
$1,627,333
NET ASSET VALUE, PER SHARE
Class K ($813,667 / 56,129 shares outstanding), unlimited authorized, no par value	$14.50
Institutional Class ($813,666 / 56,129 shares outstanding), unlimited authorized, no par value	$14.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford China A Shares Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,070)	$9,513
Interest	17
Total Investment Income	9,530
EXPENSES
Advisory fee (Note B)	4,276
Administration & Supervisory fee — Class K shares (Note B)	661
Administration & Supervisory fee — Institutional Class shares (Note B)	661
Transfer agency	16,424
Fund accounting	49,275
Professional fees	14,408
Custody	702
Legal	108
Trustees' fees	28
Commitment fees	9
Registration fees	4
Miscellaneous	2,860
Total Expenses	89,416
Fees waived/expenses reimbursed	(82,652)
Total Expenses after Waiver	6,764
Net Investment Income	2,766
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(22,153)
Foreign currency transactions	(91)
(22,244)
Net change in unrealized depreciation on:
Investments	(276,092)
Translation of net assets and liabilities denominated in foreign currencies	(2)
(276,094)
Net realized and unrealized (loss)	(298,338)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(295,572)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford China A Shares Growth Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,766	$(4,843)
Net realized gain (loss)	(22,244)	181,785
Net change in unrealized depreciation	(276,094)	(232,311)
Net (Decrease) in Net Assets from Operations	(295,572)	(55,369)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(97,909)
Institutional Class	—	(97,909)
Total Distributions to Shareholders	—	(195,818)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Dividends reinvested:
Class K	—	97,909
Institutional Class	—	97,909
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	195,818
Total (Decrease) in Net Assets	(295,572)	(55,369)
NET ASSETS
Beginning of Period	1,922,905	1,978,274
End of Period	$1,627,333	$1,922,905

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford China A Shares Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period December 19, 2019(a) through December 31, 2019
Net Asset Value, Beginning of Period	$17.13	$19.64	$10.29	$10.00
From Investment Operations
Net investment income (loss)(b)	0.02	(0.05)	(0.02)	0.00	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.65)	(0.52)	9.51	0.29
Net Increase (Decrease) in Net Asset Value from Investment Operations	(2.63)	(0.57)	9.49	0.29
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(1.94)	(0.14)	—
Total Dividends and Distributions	—	(1.94)	(0.14)	—
Net Asset Value, End of Period	$14.50	$17.13	$19.64	$10.29
Total Return
Total return based on net asset value(d)	(15.35)%	(2.82)%	92.29%	2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$814	$961	$989	$514
Ratio of net expenses to average net assets, before waiver	11.50%*	9.34%	10.52%	90.51	%*
Ratio of net expenses to average net assets, after waiver	0.87%*	0.87%	0.87%	0.87	%*
Ratio of net investment income (loss) to average net assets	0.36%*	(0.25)%	(0.15)%	(0.80	)%*
Portfolio turnover rate(e)	9%	17%	20%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford China A Shares Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period December 19, 2019(a) through December 31, 2019
Net Asset Value, Beginning of Period	$17.13	$19.64	$10.29	$10.00
From Investment Operations
Net investment income (loss)(b)	0.02	(0.05)	(0.02)	0.00	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.65)	(0.52)	9.51	0.29
Net Increase (Decrease) in Net Asset Value from Investment Operations	(2.63)	(0.57)	9.49	0.29
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(1.94)	(0.14)	—
Total Dividends and Distributions	—	(1.94)	(0.14)	—
Net Asset Value, End of Period	$14.50	$17.13	$19.64	$10.29
Total Return
Total return based on net asset value(d)	(15.35)%	(2.82)%	92.29%	2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$814	$961	$989	$514
Ratio of net expenses to average net assets, before waiver	11.50%*	9.34%	10.52%	90.51	%*
Ratio of net expenses to average net assets, after waiver	0.87%*	0.87%	0.87%	0.87	%*
Ratio of net investment income (loss) to average net assets	0.36%*	(0.25)%	(0.15)%	(0.80	)%*
Portfolio turnover rate(e)	9%	17%	20%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford China Equities Fund

	Value	% of Total Net Assets
Apparel	$36,617	1.4%
Auto Manufacturers	43,517	1.7
Auto Parts & Equipment	200,582	7.8
Banks	134,262	5.3
Beverages	122,341	4.8
Biotechnology	54,754	2.1
Chemicals	76,196	3.0
Commercial Services	27,421	1.1
Cosmetics/Personal Care	40,481	1.6
Distribution/Wholesale	21,349	0.8
Diversified Financial Services	15,858	0.6
Electronics	78,316	3.1
Energy — Alternate Sources	54,202	2.1
Gas	34,710	1.4
Healthcare — Products	17,641	0.7
Healthcare — Services	134,800	5.3
Home Furnishings	103,748	4.1
Insurance	96,365	3.8
Internet	727,550	28.5
Machinery — Diversified	41,124	1.6
Metal Fabricate/Hardware	84,477	3.3
Mining	36,507	1.4
Miscellaneous Manufacturing	27,874	1.1
Real Estate	15,625	0.6
Retail	89,510	3.5
Semiconductors	46,151	1.8
Software	163,477	6.4
Total Value of Investments	2,525,455	98.9
Other assets less liabilities	27,203	1.1
Net Assets	$2,552,658	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 98.9%
CHINA — 98.9%
Alibaba Group Holding Ltd. *	11,300	$161,199
Asymchem Laboratories Tianjin Co., Ltd., Class A	900	38,844
BeiGene Ltd. *	2,891	36,725
Beijing United Information Technology Co., Ltd., Class A	2,030	26,917
Bilibili, Inc., Class Z *	704	18,048
China Merchants Bank Co., Ltd., Class H	13,000	87,808
Contemporary Amperex Technology Co., Ltd., Class A	1,200	96,135
ENN Energy Holdings Ltd.	2,100	34,710
Estun Automation Co., Ltd., Class A	11,200	41,124
Fuyao Glass Industry Group Co., Ltd., Class H	5,600	28,330
Geely Automobile Holdings Ltd.	19,000	43,517
Glodon Co., Ltd., Class A	3,200	26,055
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A *	3,600	44,407
Haier Smart Home Co., Ltd., Class H	9,200	34,242
Hangzhou Robam Appliances Co., Ltd., Class A	4,500	24,251
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,600	27,421
Huayu Automotive Systems Co., Ltd., Class A	10,400	35,789
HUTCHMED China Ltd. ADR *	365	4,614
JD.com, Inc., Class A	3,619	116,615
Jiangsu Azure Corp., Class A	8,200	28,544
KE Holdings, Inc. ADR *	289	5,188
KE Holdings, Inc., Class A *	1,767	10,437
Kingdee International Software Group Co., Ltd. *	15,000	35,340
Kingsoft Corp., Ltd.	6,200	24,226
Kuaishou Technology *	2,000	22,477
Kweichow Moutai Co., Ltd., Class A	400	122,341
Li Ning Co., Ltd.	8,000	74,489
LONGi Green Energy Technology Co., Ltd., Class A	3,800	38,006
Lufax Holding Ltd. ADR	2,643	15,858
Medlive Technology Co., Ltd.	9,000	13,281
Meituan, Class B *	4,600	114,790
Midea Group Co., Ltd., Class A	5,000	45,255
Minth Group Ltd.	6,000	16,439
NetEase, Inc.	2,000	37,679
Pinduoduo, Inc. ADR *	384	23,731
Ping An Bank Co., Ltd., Class A *	20,700	46,454
Ping An Insurance Group Co. of China Ltd., Class H	14,000	96,365

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford China Equities Fund

	Shares	Value
Pop Mart International Group Ltd.	4,400	$21,349
Proya Cosmetics Co., Ltd., Class A	1,640	40,481
SG Micro Corp., Class A	1,691	46,151
Shandong Sinocera Functional Material Co., Ltd., Class A	7,900	42,455
Shenzhen Inovance Technology Co., Ltd., Class A	4,900	48,341
Shenzhen Megmeet Electrical Co., Ltd., Class A	7,625	29,975
Shenzhou International Group Holdings Ltd.	3,000	36,617
Sinocare, Inc., Class A	4,200	17,640
Sungrow Power Supply Co., Ltd., Class A	1,100	16,196
Sunny Optical Technology Group Co., Ltd.	1,700	27,874
Tencent Holdings Ltd.	5,300	239,905
Tencent Music Entertainment Group ADR *	1,720	8,634
Topchoice Medical Corp., Class A *	1,000	26,131
Weichai Power Co., Ltd., Class H	15,000	23,889
WuXi AppTec Co., Ltd., Class H	1,900	25,418
Yifeng Pharmacy Chain Co., Ltd., Class A	1,900	15,021
Yonyou Network Technology Co., Ltd., Class A	6,800	22,130
Yunnan Energy New Material Co., Ltd., Class A	900	33,741
Zai Lab Ltd. *	3,880	13,415
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	13,600	55,934
Zijin Mining Group Co., Ltd., Class H	30,000	36,507
		2,525,455
TOTAL INVESTMENTS — 98.9%
(cost $3,129,428)		$2,525,455
Other assets less liabilities — 1.1%		27,203
NET ASSETS — 100.0%		$2,552,658

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$68,462	$2,456,993	$—	$2,525,455
Total	$68,462	$2,456,993	$—	$2,525,455

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford China Equities Fund

ASSETS
Investments, at value (cost $3,129,428)	$2,525,455
Cash	32,825
Foreign cash, at value (cost $549)	549
Due from Investment Advisor	29,869
Receivable for investments sold	13,982
Capital shares sold receivable	13,250
Dividends receivable	2,493
Prepaid assets	20,420
Total Assets	2,638,843
LIABILITIES
Advisory fee payable	3,094
Capital shares purchased payable	27,176
Administration & Supervisory fee payable	956
Trustee fee payable	13
Commitment fee payable	4
Accrued expenses	54,942
Total Liabilities	86,185
NET ASSETS	$2,552,658
COMPOSITION OF NET ASSETS
Paid-in capital	$3,283,192
Total accumulated loss	(730,534)
$2,552,658
NET ASSET VALUE, PER SHARE
Class K ( $736,817 / 105,353 shares outstanding), unlimited authorized, no par value	$6.99
Institutional Class ( $1,815,841 / 259,808 shares outstanding), unlimited authorized, no par value	$6.99

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford China Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $943)	$15,825
Non-cash income	7,991
Interest	23
Total Investment Income	23,839
EXPENSES
Advisory fee (Note B)	6,554
Administration & Supervisory fee — Class K shares (Note B)	615
Administration & Supervisory fee — Institutional Class shares (Note B)	1,411
Transfer agency	16,807
Sub-transfer agency — Institutional Class shares	427
Fund accounting	44,138
Professional fees	12,752
Custody	8,275
Legal	147
Registration fees	65
Trustees' fees	40
Commitment fees	14
Miscellaneous	1,901
Total Expenses	93,146
Fees waived/expenses reimbursed	(82,351)
Total Expenses after Waiver	10,795
Net Investment Income	13,044
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(121,265)
Foreign currency transactions	354
(120,911)
Net change in unrealized depreciation on:
Investments	(318,284)
Translation of net assets and liabilities denominated in foreign currencies	(6)
(318,290)
Net realized and unrealized (loss)	(439,201)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(426,157)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford China Equities Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Period July 7, 2021(a) through December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,044	$(4,115)
Net realized loss	(120,911)	(17,426)
Net change in unrealized depreciation	(318,290)	(285,689)
Net (Decrease) in Net Assets from Operations	(426,157)	(307,230)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	1,017,000
Institutional Class	333,485	1,962,735
Cost of shares redeemed:
Institutional Class	(27,175)	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	306,310	2,979,735
Total Increase (Decrease) in Net Assets	(119,847)	2,672,505
NET ASSETS
Beginning of Period	2,672,505	—
End of Period	$2,552,658	$2,672,505

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford China Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Period July 7, 2021(a) through December 31, 2021
Net Asset Value, Beginning of Period	$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.04	(0.02)
Net realized and unrealized (loss) on investments and foreign currency	(1.32)	(1.71)
Net (Decrease) in Net Asset Value from Investment Operations	(1.28)	(1.73)
Net Asset Value, End of Period	$6.99	$8.27
Total Return
Total return based on net asset value(c)	(15.48)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$737	$872
Ratio of net expenses to average net assets, before waiver	7.78%*	11.32%*
Ratio of net expenses to average net assets, after waiver	0.87%*	0.87%*
Ratio of net investment income (loss) to average net assets	1.12%*	(0.56)%*
Portfolio turnover rate(d)	12%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford China Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Period July 7, 2021(a) through December 31, 2021
Net Asset Value, Beginning of Period	$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.04	(0.03)
Net realized and unrealized (loss) on investments and foreign currency	(1.32)	(1.70)
Net (Decrease) in Net Asset Value from Investment Operations	(1.28)	(1.73)
Net Asset Value, End of Period	$6.99	$8.27
Total Return
Total return based on net asset value(c)	(15.48)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,816	$1,801
Ratio of net expenses to average net assets, before waiver	7.83%*	11.32%*
Ratio of net expenses to average net assets, after waiver	0.92%*	0.87%*
Ratio of net investment income (loss) to average net assets	1.08%*	(0.60)%*
Portfolio turnover rate(d)	12%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Value	% of Total Net Assets
Apparel	$31,908,950	6.0%
Auto Manufacturers	6,652,265	1.3
Auto Parts & Equipment	8,930,796	1.7
Banks	18,495,192	3.5
Beverages	12,485,498	2.4
Building Materials	10,539,831	2.0
Commercial Services	28,057,475	5.3
Computers	9,981,250	1.9
Cosmetics/Personal Care	29,200,795	5.5
Distribution/Wholesale	7,376,281	1.4
Diversified Financial Services	17,076,840	3.2
Electronics	40,939,586	7.6
Engineering & Construction	2,537,343	0.5
Food	13,998,581	2.6
Hand/Machine Tools	10,395,164	2.0
Healthcare — Products	39,177,470	7.4
Healthcare — Services	11,674,514	2.2
Home Furnishings	7,934,151	1.5
Insurance	19,602,266	3.7
Internet	51,148,534	9.7
Investment Companies	5,180,378	1.0
Leisure Time	13,560,778	2.6
Machinery — Construction & Mining	8,757,886	1.6
Machinery — Diversified	35,990,591	6.8
Retail	27,479,534	5.2
Semiconductors	17,313,433	3.3
Software	16,754,981	3.2
Telecommunications	7,212,958	1.4
Toys/Games/Hobbies	5,672,895	1.1
Total Value of Investments	516,036,216	97.6
Other assets less liabilities	12,655,495	2.4
Net Assets	$528,691,711	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 95.2%
AUSTRALIA — 2.4%
Cochlear Ltd.	93,711	$12,865,834
CHINA — 1.3%
Prosus NV *	104,817	6,787,283
FRANCE — 7.3%
Kering	15,422	7,992,096
LVMH Moet Hennessy Louis Vuitton SE	20,493	12,559,710
Remy Cointreau SA	71,158	12,485,498
Ubisoft Entertainment SA *	126,587	5,582,908
		38,620,212
GERMANY — 6.4%
adidas AG	30,844	5,478,850
Auto1 Group SE *	177,935	1,310,380
Bechtle AG	243,003	9,981,250
Nemetschek SE	78,585	4,780,850
Rational AG	7,597	4,428,976
Zalando SE *	294,272	7,751,897
		33,732,203
HONG KONG — 5.7%
AIA Group Ltd.	1,794,000	19,602,266
Techtronic Industries Co., Ltd.	995,500	10,395,164
		29,997,430
JAPAN — 27.6%
Denso Corp.	169,200	8,930,796
Hoshizaki Corp.	117,600	3,505,176
Kao Corp.	128,900	5,226,827
Keyence Corp.	19,800	6,790,177
Murata Manufacturing Co., Ltd.	142,700	7,766,779
Nidec Corp.	126,400	7,832,614
Olympus Corp.	935,700	18,962,141
Pigeon Corp.	131,300	1,806,484
Recruit Holdings Co., Ltd.	195,100	5,745,781
Shimano, Inc.	80,500	13,560,778

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
Shiseido Co., Ltd.	320,100	$12,902,331
SMC Corp.	32,000	14,244,466
SoftBank Group Corp.	186,100	7,212,957
Sugi Holdings Co., Ltd.	59,000	2,591,639
Suzuki Motor Corp.	211,600	6,652,265
Sysmex Corp.	121,800	7,349,495
Unicharm Corp.	276,100	9,265,154
Z Holdings Corp.	1,835,600	5,338,062
		145,683,922
NETHERLANDS — 6.0%
Adyen NV *	4,760	6,869,310
ASML Holding NV	36,647	17,313,433
IMCD NV	53,946	7,376,281
		31,559,024
NEW ZEALAND — 1.9%
Ryman Healthcare Ltd.	664,007	3,686,488
Xero Ltd. *	119,819	6,391,223
		10,077,711
PORTUGAL — 2.6%
Jeronimo Martins SGPS SA	645,740	13,998,582
SINGAPORE — 3.5%
United Overseas Bank Ltd.	978,989	18,495,192
SWEDEN — 8.7%
Atlas Copco AB, A Shares	1,597,850	14,955,948
Avanza Bank Holding AB	599,711	10,112,715
Epiroc AB, B Shares	396,774	5,376,849
Investor AB, B Shares	314,119	5,180,378
Nibe Industrier AB, B Shares	1,398,181	10,539,831
		46,165,721
SWITZERLAND — 4.8%
Cie Financiere Richemont SA	159,311	17,135,998
Lonza Group AG	14,955	7,988,026
		25,124,024
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
UNITED KINGDOM — 13.6%
Auto Trader Group PLC	1,905,220	$12,903,204
Burberry Group PLC	293,014	5,878,294
Experian PLC	269,295	7,906,719
Farfetch Ltd., Class A *	381,977	2,734,955
Games Workshop Group PLC	69,682	5,672,895
Hargreaves Lansdown PLC	721,787	6,964,125
HomeServe PLC	177,850	2,537,342
Intertek Group PLC	108,531	5,578,465
Rightmove PLC	1,735,331	12,025,561
Trainline PLC *	1,252,661	4,391,609
Weir Group PLC (The)	202,860	3,381,037
Wise PLC, Class A *	538,934	1,957,199
		71,931,405
UNITED STATES — 3.4%
Mettler-Toledo International, Inc. *	10,792	12,397,526
Spotify Technology SA *	60,295	5,657,480
		18,055,006
Total Common Stocks
(cost $516,474,181)		503,093,549
PREFERRED STOCKS — 2.4%
GERMANY — 2.4%
Sartorius AG 0.33% (cost $7,993,504)	36,877	12,942,667
TOTAL INVESTMENTS — 97.6%
(cost $524,467,685)		$516,036,216
Other assets less liabilities — 2.4%		12,655,495
NET ASSETS — 100.0%		$528,691,711

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$27,718,913	$475,374,636	$—	$503,093,549
Preferred Stocks **	—	12,942,667	—	12,942,667
Total	$27,718,913	$488,317,303	$—	$516,036,216

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

ASSETS
Investments, at value (cost $524,467,685)	$516,036,216
Cash	8,293,772
Foreign cash, at value (cost $357,970)	356,961
Capital shares sold receivable	4,907,508
Tax reclaims receivable	1,346,099
Dividends receivable	580,284
Receivable for investments sold	80,646
Prepaid assets	33,931
Total Assets	531,635,417
LIABILITIES
Advisory fee payable	487,648
Payable for investment purchased	1,489,803
Capital shares purchased payable	589,414
Administration & Supervisory fee payable	138,130
Shareholder Servicing fee payable	81,237
Trustee fee payable	4,969
Commitment fee payable	1,720
Accrued expenses	150,785
Total Liabilities	2,943,706
NET ASSETS	$528,691,711
COMPOSITION OF NET ASSETS
Paid-in capital	$549,296,492
Total accumulated loss	(20,604,781)
$528,691,711
NET ASSET VALUE, PER SHARE
Class 2 ($136,857,749 / 12,249,785 shares outstanding), unlimited authorized, no par value	$11.17
Class 3 ($75,347,418 / 6,675,899 shares outstanding), unlimited authorized, no par value	$11.29
Class K ($231,526,611 / 20,770,028 shares outstanding), unlimited authorized, no par value	$11.15
Institutional Class ($84,959,933 / 7,637,658 shares outstanding), unlimited authorized, no par value	$11.12

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $653,474)	$4,630,272
Non-cash income	301,604
Windfall tax recovery	518,031
Interest	3,663
Total Investment Income	5,453,570
EXPENSES
Advisory fee (Note B)	1,026,943
Shareholder Servicing fees — Class 2 shares (Note B)	95,438
Shareholder Servicing fees — Class 3 shares (Note B)	43,468
Shareholder Servicing fees — Class 4 shares (Note B)	19,309
Administration & Supervisory fee — Class K shares (Note B)	232,863
Administration & Supervisory fee — Institutional Class shares (Note B)	49,711
Transfer agency	45,267
Sub-transfer agency — Institutional Class shares	11,634
Fund accounting	108,578
Custody	42,286
Legal	40,597
Registration fees	34,106
Professional fees	16,083
Trustees' fees	10,445
Commitment fees	3,501
Miscellaneous	12,148
Total Expenses	1,792,377
Net Investment Income	3,661,193
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(13,588,167)
Foreign currency transactions	(14,030)
(13,602,197)
Net change in unrealized depreciation on:
Investments	(256,833,612)
Translation of net assets and liabilities denominated in foreign currencies	(97,524)
(256,931,136)
Net realized and unrealized (loss)	(270,533,333)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(266,872,140)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford Developed EAFE All Cap Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,661,193	$2,735,470
Net realized gain (loss)	(13,602,197)	19,323,000
Net change in unrealized appreciation (depreciation)	(256,931,136)	22,801,110
Net Increase (Decrease) in Net Assets from Operations	(266,872,140)	44,859,580
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(3,070,717)
Class 3	—	(3,299,115)
Class 4	—	(3,568,899)
Class K	—	(10,436,889)
Institutional Class	—	(1,033,964)
Return of Capital
Total Distributions to Shareholders	—	(21,409,584)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	82,489,963 *	6,000
Class 3	88,645,931 *	103,921,278
Class 4	—	111,639,409
Class K	27,790,766	111,763,657
Institutional Class	100,406,292	37,047,091
Dividends reinvested:
Class 2	—	3,070,718
Class 3	—	3,299,115
Class 4	—	3,568,899
Class K	—	10,047,376
Institutional Class	—	1,029,566
Cost of shares redeemed:
Class 2	—	(128,955,703)
Class 3	(82,486,963)*	(111,639,409)
Class 4	(88,645,931)*	—
Class K	(15,318,151)	(31,415,609)
Institutional Class	(34,761,227)	(7,719,308)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	78,120,680	105,663,080
Total Increase (Decrease) in Net Assets	(188,751,460)	129,113,076
NET ASSETS
Beginning of Period	717,443,171	588,330,095
End of Period	$528,691,711	$717,443,171

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$17.34		$16.64	$13.13	$10.04	$12.06	$9.55
From Investment Operations
Net investment income(a)	0.10		0.07	0.07	0.13	0.15	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(6.27)		1.16	3.61	3.11	(2.08)	2.58
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.17)		1.23	3.68	3.24	(1.93)	2.72
Dividends and Distributions to Shareholders
From net investment income	—		(0.20)	(0.17)	(0.15)	(0.03)	(0.22)
From net realized gain on investments	—		(0.33)	—	—	(0.06)	—
Total Dividends and Distributions	—		(0.53)	(0.17)	(0.15)	(0.09)	(0.22)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—	—	0.01
Net Asset Value, End of Period	$11.17		$17.34	$16.64	$13.13	$10.04	$12.06
Total Return
Total return based on net asset value(b)	(35.59)%		7.44%	27.95%	32.33%	(16.05)%	28.59%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$136,858		$103,630	$221,181	$229,861	$181,679	$221,316
Ratio of net expenses to average net assets	0.63	%*	0.61%	0.64%	0.66%	0.67%	0.66%
Ratio of net investment income to average net assets	1.61	%*(c)	0.37%	0.50%	1.08%	1.23%	1.22%
Portfolio turnover rate(d)	10%		14%	12%	19%	14%	21%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period March 24, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$17.52		$16.80	$13.26	$10.13	$12.17	$10.49
From Investment Operations
Net investment income(b)	0.09		0.08	0.07	0.14	0.16	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(6.32)		1.19	3.65	3.15	(2.11)	1.79
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.23)		1.27	3.72	3.29	(1.95)	1.91
Dividends and Distributions to Shareholders
From net investment income	—		(0.22)	(0.18)	(0.16)	(0.03)	(0.23)
From net realized gain on investments	—		(0.33)	—	—	(0.06)	—
Total Dividends and Distributions	—		(0.55)	(0.18)	(0.16)	(0.09)	(0.23)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	—	—	—	0.00 (c)
Net Asset Value, End of Period	$11.29		$17.52	$16.80	$13.26	$10.13	$12.17
Total Return
Total return based on net asset value(d)	(35.56)%		7.51%	28.04%	32.42%	(15.99)%	18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$75,347		$108,808	$108,722	$84,911	$64,123	$82,523
Ratio of net expenses to average net assets	0.55	%*	0.54%	0.57%	0.59%	0.60%	0.58%*
Ratio of net investment income to average net assets	1.28	%*(e)	0.46%	0.55%	1.16%	1.31%	1.32%*
Portfolio turnover rate(f)	10%		14%	12%	19%	14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(f)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$17.31		$16.61	$13.11	$10.03	$12.06	$10.74
From Investment Operations
Net investment income(b)	0.08		0.07	0.06	0.12	0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(6.24)		1.17	3.61	3.11	(2.04)	1.47
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.16)		1.24	3.67	3.23	(1.93)	1.54
Dividends and Distributions to Shareholders
From net investment income	—		(0.21)	(0.17)	(0.15)	(0.04)	(0.22)
From net realized gain on investments	—		(0.33)	—	—	(0.06)	—
Total Dividends and Distributions	—		(0.54)	(0.17)	(0.15)	(0.10)	(0.22)
Net Asset Value, End of Period	$11.15		$17.31	$16.61	$13.11	$10.03	$12.06
Total Return
Total return based on net asset value(c)	(35.59)%		7.47%	27.98%	32.24%	(16.05)%	14.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$231,527		$345,052	$246,283	$247,155	$152,397	$6
Ratio of net expenses to average net assets	0.63	%*	0.61%	0.64%	0.66%	0.67%	0.66%*
Ratio of net investment income to average net assets	1.21	%*(d)	0.38%	0.49%	1.04%	0.99%	0.87%*
Portfolio turnover rate(e)	10%		14%	12%	19%	14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Developed EAFE All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$17.27		$16.59	$13.10	$10.02	$12.06	$10.74
From Investment Operations
Net investment income(b)	0.10		0.05	0.06	0.11	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(6.25)		1.17	3.58	3.13	(2.00)	1.47
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.15)		1.22	3.64	3.24	(1.94)	1.54
Dividends and Distributions to Shareholders
From net investment income	—		(0.21)	(0.15)	(0.16)	(0.04)	(0.22)
From net realized gain on investments	—		(0.33)	—	—	(0.06)	—
Total Dividends and Distributions	—		(0.54)	(0.15)	(0.16)	(0.10)	(0.22)
Net Asset Value, End of Period	$11.12		$17.27	$16.59	$13.10	$10.02	$12.06
Total Return
Total return based on net asset value(c)	(35.61)%		7.36%	27.77%	32.28%	(16.13)%	14.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$84,960		$43,030	$12,143	$9,179	$1,862	$6
Ratio of net expenses to average net assets	0.67	%*	0.67%	0.76%	0.73%	0.77%	0.66%*
Ratio of net investment income to average net assets	1.57	%*(d)	0.29%	0.43%	0.89%	0.59%	0.87%*
Portfolio turnover rate(e)	10%		14%	12%	19%	14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Value	% of Total Net Assets
Apparel	$19,941,880	4.8%
Auto Manufacturers	4,281,846	1.0
Auto Parts & Equipment	6,265,281	1.5
Banks	12,298,269	2.9
Beverages	8,714,126	2.1
Building Materials	8,240,388	2.0
Commercial Services	20,751,955	4.9
Computers	7,912,364	1.9
Cosmetics/Personal Care	21,550,133	5.1
Distribution/Wholesale	5,708,940	1.3
Diversified Financial Services	6,542,108	1.5
Electronics	34,090,741	8.2
Engineering & Construction	2,035,053	0.5
Food	9,927,365	2.4
Hand/Machine Tools	7,126,770	1.7
Healthcare — Products	25,998,122	6.2
Healthcare — Services	6,214,155	1.5
Home Furnishings	3,702,570	0.9
Insurance	22,360,815	5.2
Internet	67,410,501	15.9
Investment Companies	8,244,450	2.0
Leisure Time	7,041,497	1.7
Machinery — Construction & Mining	7,582,405	1.8
Machinery — Diversified	26,164,681	6.2
Retail	22,276,186	5.3
Semiconductors	21,606,135	5.2
Software	12,495,236	3.0
Telecommunications	4,569,628	1.1
Toys/Games/Hobbies	3,961,143	0.9
Total Value of Investments	415,014,743	98.7
Other assets less liabilities	5,577,776	1.3
Net Assets	$420,592,519	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 95.9%
AUSTRALIA — 2.1%
Cochlear Ltd.	64,404	$8,842,198
BRAZIL — 1.8%
MercadoLibre, Inc. *	7,637	4,863,776
Raia Drogasil SA	765,600	2,816,077
		7,679,853
CHINA — 7.7%
Alibaba Group Holding Ltd. *	422,088	6,021,251
Baidu, Inc., Class A *	79,408	1,504,241
Baidu, Inc. ADR *	9,926	1,476,294
Meituan, Class B *	298,300	7,443,864
Ping An Insurance Group Co. of China Ltd., Class H	830,000	5,713,094
Prosus NV *	119,520	7,739,356
Trip.com Group Ltd. *	92,874	2,569,866
		32,467,966
FRANCE — 5.5%
Kering	8,537	4,424,104
LVMH Moet Hennessy Louis Vuitton SE	10,553	6,467,702
Remy Cointreau SA	49,664	8,714,126
Ubisoft Entertainment SA *	82,506	3,638,789
		23,244,721
GERMANY — 6.6%
adidas AG	30,315	5,384,883
Auto1 Group SE *	147,582	1,086,849
Bechtle AG	192,634	7,912,364
Nemetschek SE	65,086	3,959,616
Rational AG	6,351	3,702,570
Zalando SE *	224,119	5,903,883
		27,950,165
HONG KONG — 5.7%
AIA Group Ltd.	1,523,600	16,647,721
Techtronic Industries Co., Ltd.	682,500	7,126,770
		23,774,491

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
INDIA — 1.1%
Housing Development Finance Corp., Ltd.	90,923	$2,515,540
MakeMyTrip Ltd. *	81,188	2,084,908
		4,600,448
JAPAN — 23.5%
Denso Corp.	118,700	6,265,281
Kao Corp.	83,400	3,381,826
Keyence Corp.	15,900	5,452,718
Murata Manufacturing Co., Ltd.	121,500	6,612,919
Nidec Corp.	96,900	6,004,591
Olympus Corp.	550,900	11,164,095
Pigeon Corp.	114,900	1,580,845
Recruit Holdings Co., Ltd.	139,900	4,120,117
Shimano, Inc.	41,800	7,041,497
Shiseido Co., Ltd.	229,700	9,258,561
SMC Corp.	23,800	10,594,321
SoftBank Group Corp.	117,900	4,569,628
Sugi Holdings Co., Ltd.	52,700	2,314,905
Suzuki Motor Corp.	136,200	4,281,846
Sysmex Corp.	99,300	5,991,829
Unicharm Corp.	218,400	7,328,901
Z Holdings Corp.	1,040,200	3,024,979
		98,988,859
NETHERLANDS — 5.1%
Adyen NV *	3,818	5,509,880
ASML Holding NV	21,973	10,380,879
IMCD NV	41,752	5,708,940
		21,599,699
NEW ZEALAND — 1.2%
Xero Ltd. *	91,803	4,896,831
PORTUGAL — 2.4%
Jeronimo Martins SGPS SA	457,939	9,927,365
SINGAPORE — 2.9%
United Overseas Bank Ltd.	650,973	12,298,269

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
SOUTH KOREA — 0.5%
Coupang, Inc. *	172,695	$2,201,861
SWEDEN — 7.5%
Atlas Copco AB, A Shares	745,468	6,977,614
Atlas Copco AB, B Shares	374,753	3,140,028
Epiroc AB, B Shares	349,263	4,733,007
Investor AB, B Shares	499,913	8,244,450
Nibe Industrier AB, B Shares	1,093,144	8,240,388
		31,335,487
SWITZERLAND — 4.1%
Cie Financiere Richemont SA	104,509	11,241,321
Lonza Group AG	11,634	6,214,155
		17,455,476
TAIWAN — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	137,312	11,225,256
UNITED KINGDOM — 12.2%
Auto Trader Group PLC	1,389,752	9,412,169
Burberry Group PLC	182,698	3,665,192
Experian PLC	172,020	5,050,646
Farfetch Ltd., Class A *	280,095	2,005,480
Games Workshop Group PLC	48,656	3,961,143
Hargreaves Lansdown PLC	417,328	4,026,568
HomeServe PLC	142,643	2,035,053
Intertek Group PLC	97,979	5,036,095
Rightmove PLC	1,200,747	8,320,981
Trainline PLC *	1,121,941	3,933,328
Weir Group PLC (The)	170,962	2,849,398
Wise PLC, Class A *	285,057	1,035,216
		51,331,269
UNITED STATES — 3.3%
Mettler-Toledo International, Inc. *	8,665	9,954,092
Spotify Technology SA *	39,660	3,721,298
		13,675,390
Total Common Stocks
(cost $391,071,565)		403,495,604

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
PREFERRED STOCKS — 2.8%
GERMANY — 2.8%
Sartorius AG 0.33% (cost $6,548,129)	32,821	$11,519,139
TOTAL INVESTMENTS — 98.7%
(cost $397,619,694)		$415,014,743
Other assets less liabilities — 1.3%		5,577,776
NET ASSETS — 100.0%		$420,592,519

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$46,317,423	$357,178,181	$—	$403,495,604
Preferred Stocks **	—	11,519,139	—	11,519,139
Total	$46,317,423	$368,697,320	$—	$415,014,743

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

ASSETS
Investments, at value (cost $397,619,694)	$415,014,743
Cash	6,571,299
Foreign cash, at value (cost $392,063)	391,396
Tax reclaims receivable	759,882
Dividends receivable	464,976
Capital shares sold receivable	150,000
Receivable for investments sold	79,594
Prepaid assets	16,127
Total Assets	423,448,017
LIABILITIES
Advisory fee payable	409,300
Payable for investment purchased	1,195,998
Capital shares purchased payable	917,175
Administration & Supervisory fee payable	110,866
Shareholder Servicing fee payable	63,900
Trustee fee payable	4,543
Commitment fee payable	1,579
Accrued expenses	152,137
Total Liabilities	2,855,498
NET ASSETS	$420,592,519
COMPOSITION OF NET ASSETS
Paid-in capital	$405,985,123
Total distributable earnings	14,607,396
$420,592,519
NET ASSET VALUE, PER SHARE
Class 2 ($170,363,874 / 12,947,060 shares outstanding), unlimited authorized, no par value	$13.16
Class 3 ($117,886,611 / 8,972,320 shares outstanding), unlimited authorized, no par value	$13.14
Class K ($113,185,908 / 8,634,507 shares outstanding), unlimited authorized, no par value	$13.11
Institutional Class ($19,156,126 / 1,465,930 shares outstanding), unlimited authorized, no par value	$13.07

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $673,541)	$3,421,143
Non-cash income	231,435
Windfall tax recovery	228,594
Interest	1,472
Total Investment Income	3,882,644
EXPENSES
Advisory fee (Note B)	887,045
Shareholder Servicing fees — Class 2 shares (Note B)	141,407
Shareholder Servicing fees — Class 3 shares (Note B)	86,704
Shareholder Servicing fees — Class 4 shares (Note B)	819
Administration & Supervisory fee — Class K shares (Note B)	111,943
Administration & Supervisory fee — Institutional Class shares (Note B)	28,114
Transfer agency	46,243
Sub-transfer agency — Institutional Class shares	18,729
Fund accounting	95,689
Custody	41,466
Legal	36,161
Registration fees	19,159
Professional fees	16,620
Trustees' fees	9,246
Commitment fees	3,093
Miscellaneous	11,045
Total Expenses	1,553,483
Net Investment Income	2,329,161
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $2,822)	(5,292,875)
Foreign currency transactions	63,314
(5,229,561)
Net change in unrealized depreciation on:
Investments	(216,218,330)
Translation of net assets and liabilities denominated in foreign currencies	(63,367)
(216,281,697)
Net realized and unrealized (loss)	(221,511,258)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(219,182,097)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford EAFE Plus All Cap Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,329,161	$2,150,228
Net realized gain (loss)	(5,229,561)	52,856,595
Net change in unrealized depreciation	(216,281,697)	(32,486,870)
Net Increase (Decrease) in Net Assets from Operations	(219,182,097)	22,519,953
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(15,772,463)
Class 3	—	(18,905,378)
Class 4	—	(440,760)
Class K	—	(14,734,840)
Institutional Class	—	(3,749,028)
Total Distributions to Shareholders	—	(53,602,469)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	66,976,275 *	6,000
Class 3	48,476,226 *	108,708,698
Class 4	—	4,689,893
Class K	5,717,900	14,492,662
Institutional Class	1,632,602	9,054,805
Dividends reinvested:
Class 2	—	15,772,464
Class 3	—	18,905,377
Class 4	—	440,760
Class K	—	14,725,746
Institutional Class	—	3,736,271
Cost of shares redeemed:
Class 2	(6,000,000)	(177,343,738)
Class 3	(66,973,275)*	(45,139,893)
Class 4	(3,764,253)*	—
Class K	(2,270,800)	(55,928,721)
Institutional Class	(10,060,130)	(7,859,622)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	33,734,545	(95,739,298)
Total (Decrease) in Net Assets	(185,447,552)	(126,821,814)
NET ASSETS
Beginning of Period	606,040,071	732,861,885
End of Period	$420,592,519	$606,040,071

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$19.93	$21.15	$16.71	$13.15	$16.11	$12.46
From Investment Operations
Net investment income(a)	0.09	0.07	0.07	0.27	0.17	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(6.86)	0.63	4.73	3.91	(2.81)	3.74
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.77)	0.70	4.80	4.18	(2.64)	3.90
Dividends and Distributions to Shareholders
From net investment income	—	(0.28)	(0.14)	(0.33)	(0.09)	(0.25)
From net realized gain on investments	—	(1.64)	(0.22)	(0.29)	(0.23)	—
Total Dividends and Distributions	—	(1.92)	(0.36)	(0.62)	(0.32)	(0.25)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	—	—	—	0.00 (b)
Net Asset Value, End of Period	$13.16	$19.93	$21.15	$16.71	$13.15	$16.11
Total Return
Total return based on net asset value(c)	(33.98)%	3.31%	28.77%	31.73%	(16.39)%	31.28%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$170,364	$179,913	$343,888	$309,335	$232,937	$280,488
Ratio of net expenses to average net assets	0.63%*	0.61%	0.62%	0.65%	0.68%	0.67%
Ratio of net investment income to average net assets	1.13%*	0.32%	0.42%	1.76%	1.06%	1.06%
Portfolio turnover rate(d)	11%	10%	20%	11%	26%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Period August 3, 2020(a) through December 31, 2020	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Net Asset Value, Beginning of Period	$19.90	$21.14	$17.57	$12.58	$12.67
From Investment Operations
Net investment income(b)	0.06	0.08	0.03	0.16	0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(6.82)	0.63	3.93	3.79	(0.13)
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.76)	0.71	3.96	3.95	0.07
Dividends and Distributions to Shareholders
From net investment income	—	(0.31)	(0.17)	(0.27)	(0.17)
From net realized gain on investments	—	(1.64)	(0.22)	—	—
Total Dividends and Distributions	—	(1.95)	(0.39)	(0.27)	(0.17)
Proceeds from Purchase Fees and Redemption Fees(b)	—	—	—	.00 (c)	0.01
Net Asset Value, End of Period	$13.14	$19.90	$21.14	$16.26	$12.58
Total Return
Total return based on net asset value(d)	(33.96)%	3.38%	22.49%	31.37%	0.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$117,887	$211,865	$146,565	$26,932	$19,890
Ratio of net expenses to average net assets	0.56%*	0.54%*	0.54%*	0.60%	0.58%
Ratio of net investment income to average net assets	0.77%*	0.36%*	0.35%*	1.06%	1.59%
Portfolio turnover rate(e)	11%	10%	20%	12%	23%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 9, 2018 to August 2, 2020. All shares of this class were redeemed at $16.18 on April 9, 2018. New shares were issued at $17.57 on August 3, 2020.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$19.86	$21.09	$16.66	$13.12	$16.10	$14.15
From Investment Operations
Net investment income(b)	0.07	0.07	0.07	0.26	0.04	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(6.82)	0.63	4.73	3.91	(2.68)	2.13
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.75)	0.70	4.80	4.17	(2.64)	2.21
Dividends and Distributions to Shareholders
From net investment income	—	(0.29)	(0.15)	(0.34)	(0.11)	(0.26)
From net realized gain on investments	—	(1.64)	(0.22)	(0.29)	(0.23)	—
Total Dividends and Distributions	—	(1.93)	(0.37)	(0.63)	(0.34)	(0.26)
Net Asset Value, End of Period	$13.11	$19.86	$21.09	$16.66	$13.12	$16.10
Total Return
Total return based on net asset value(c)	(33.99)%	3.33%	28.78%	31.72%	(16.36)%	15.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$113,186	$166,910	$202,514	$114,922	$64,827	$6
Ratio of net expenses to average net assets	0.63%*	0.61%	0.62%	0.65%	0.68%	0.68%*
Ratio of net investment income to average net assets	0.89%*	0.31%	0.40%	1.73%	0.42%	0.73%*
Portfolio turnover rate(d)	11%	10%	20%	11%	26%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford EAFE Plus All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$19.81	$21.05	$16.63	$13.10	$16.09	$14.15
From Investment Operations
Net investment income(b)	0.06	0.05	0.05	0.26	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(6.80)	0.62	4.72	3.88	(2.73)	2.21
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.74)	0.67	4.77	4.14	(2.66)	2.22
Dividends and Distributions to Shareholders
From net investment income	—	(0.27)	(0.13)	(0.32)	(0.10)	(0.28)
From net realized gain on investments	—	(1.64)	(0.22)	(0.29)	(0.23)	—
Total Dividends and Distributions	—	(1.91)	(0.35)	(0.61)	(0.33)	(0.28)
Net Asset Value, End of Period	$13.07	$19.81	$21.05	$16.63	$13.10	$16.09
Total Return
Total return based on net asset value(c)	(34.02)%	3.20%	28.68%	31.60%	(16.50)%	15.68%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$19,156	$42,442	$39,894	$23,378	$10,768	$201
Ratio of net expenses to average net assets	0.74%*	0.72%	0.72%	0.75%	0.78%	0.68%*
Ratio of net investment income to average net assets	0.78%*	0.21%	0.30%	1.72%	0.47%	0.14%*
Portfolio turnover rate(d)	11%	10%	20%	11%	26%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Value	% of Total Net Assets
Airlines	$40,884,676	0.9%
Apparel	33,493,416	0.7
Auto Manufacturers	156,681,307	3.4
Auto Parts & Equipment	128,953,189	2.8
Banks	443,368,943	9.6
Biotechnology	37,256,426	0.8
Building Materials	61,638,762	1.3
Chemicals	57,037,772	1.2
Commercial Services	3,881,609	0.1
Computers	91,885,497	2.0
Diversified Financial Services	266,036,873	5.7
Gas	33,936,265	0.7
Home Furnishings	119,930,593	2.6
Insurance	189,186,264	4.1
Internet	1,100,790,688	23.6
Iron/Steel	39,342,689	0.8
Machinery — Construction & Mining	20,582,457	0.4
Mining	190,852,537	4.1
Oil & Gas	454,506,265	9.8
Real Estate	30,941,934	0.7
Retail	87,894,129	1.9
Semiconductors	858,210,390	18.5
Software	66,450,485	1.4
Telecommunications	72,529,879	1.6
Total Value of Investments	4,586,273,045	98.7
Other assets less liabilities	58,436,420	1.3
Net Assets	$4,644,709,465	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 95.3%
BRAZIL — 9.8%
B3 SA — Brasil Bolsa Balcao	34,027,600	$71,586,406
Banco Bradesco SA ADR	19,950,607	65,038,979
MercadoLibre, Inc. *	122,165	77,803,224
Petroleo Brasileiro SA ADR	16,962,891	198,126,567
StoneCo Ltd., Class A *	504,105	3,881,608
Vale SA ADR	2,689,179	39,342,689
		455,779,473
CANADA — 0.0% (1)
Valeura Energy, Inc. *	4,672,400	1,887,545
CHILE — 1.3%
Lundin Mining Corp.	9,496,282	60,200,172
CHINA — 34.7%
Alibaba Group Holding Ltd. *	15,896,320	226,767,257
Anker Innovations Technology Co., Ltd., Class A	2,075,600	20,589,868
Baidu, Inc., Class A *	2,673,650	50,647,469
BeiGene Ltd. *	1,718,795	21,834,472
Brilliance China Automotive Holdings Ltd. *(a)	35,694,000	16,603,342
China Merchants Bank Co., Ltd., Class H	19,475,500	131,545,836
Contemporary Amperex Technology Co., Ltd., Class A	1,204,445	96,491,023
Geely Automobile Holdings Ltd.	24,594,000	56,328,901
Haier Smart Home Co., Ltd., Class H	15,836,680	58,943,407
JD.com, Inc., Class A	3,003,685	96,787,863
KE Holdings, Inc. ADR *	359,307	6,449,561
KE Holdings, Inc., Class A *	4,146,424	24,492,373
Kuaishou Technology *	2,462,900	27,679,742
Li Ning Co., Ltd.	4,364,500	40,638,266
Lufax Holding Ltd. ADR	6,343,355	38,060,130
Meituan, Class B *	6,298,700	157,179,581
Midea Group Co., Ltd., Class A	4,463,270	40,397,318
Minth Group Ltd.	11,848,000	32,462,166
Ping An Bank Co., Ltd., Class A *	19,288,509	43,286,684
Ping An Insurance Group Co. of China Ltd., Class H	18,861,000	129,824,889
Shenzhou International Group Holdings Ltd.	2,744,100	33,493,416
Tencent Holdings Ltd.	4,477,600	202,679,222
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Tencent Music Entertainment Group ADR *	3,258,592	$16,358,132
Zai Lab Ltd. ADR *	444,693	15,421,953
Zijin Mining Group Co., Ltd., Class H	23,218,000	28,253,689
		1,613,216,560
INDIA — 13.1%
HDFC Life Insurance Co., Ltd.	8,501,790	59,361,375
Housing Development Finance Corp., Ltd.	4,361,012	120,654,868
Piramal Enterprises Ltd.	1,696,175	35,735,469
Reliance Industries Ltd. *	6,171,406	203,775,977
Tata Consultancy Services Ltd.	2,212,674	91,885,497
Tech Mahindra Ltd.	5,223,659	66,450,486
UltraTech Cement Ltd.	420,763	29,996,299
		607,859,971
INDONESIA — 1.9%
Bank Rakyat Indonesia Persero Tbk PT	319,277,563	89,163,302
MEXICO — 2.9%
Cemex SAB de CV, Participating Certificates ADR *	8,072,057	31,642,463
Grupo Financiero Banorte SAB de CV, Class O	9,741,266	54,447,813
Wal-Mart de Mexico SAB de CV	13,732,540	47,255,863
		133,346,139
PANAMA — 0.9%
Copa Holdings SA, Class A *	645,174	40,884,676
PERU — 0.6%
Credicorp Ltd.	235,376	28,223,936
POLAND — 0.9%
Allegro.eu SA *	3,717,023	19,982,116
KGHM Polska Miedz SA *	897,734	23,985,529
		43,967,645
RUSSIA — 0.0% (1)
Magnit PJSC GDR Reg S (a)	1,812,687	0
MMC Norilsk Nickel PJSC ADR (a)	5,481,272	0
Moscow Exchange MICEX-RTS PJSC *(a)	14,557,370	0

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Ozon Holdings PLC ADR *(a)	1,051,835	$0
Sberbank of Russia PJSC ADR *(a)	7,861,090	0
		0
SINGAPORE — 0.5%
Sea Ltd. ADR *	322,740	21,578,396
SOUTH AFRICA — 3.7%
FirstRand Ltd.	8,227,356	31,662,394
Naspers Ltd., N Shares	961,948	140,527,681
		172,190,075
SOUTH KOREA — 12.2%
Coupang, Inc. *	3,224,441	41,111,623
Doosan Bobcat, Inc.	919,829	20,582,457
Hyundai Motor Co.	599,288	83,749,064
LG Chem Ltd.	143,570	57,037,772
NAVER Corp.	116,275	21,688,382
Samsung Electronics Co., Ltd.	4,902,382	216,231,121
Samsung SDI Co., Ltd.	175,879	72,529,879
SK Hynix, Inc.	788,003	55,644,134
		568,574,432
TAIWAN — 11.1%
MediaTek, Inc.	4,158,000	91,273,010
Taiwan Semiconductor Manufacturing Co., Ltd.	26,374,310	422,683,991
		513,957,001
ZAMBIA — 1.7%
First Quantum Minerals Ltd.	4,133,227	78,413,147
Total Common Stocks
(cost $4,422,987,141)		4,429,242,470
PREFERRED STOCKS — 3.4%
BRAZIL — 1.8%
Petroleo Brasileiro SA ADR 35.02%	4,771,042	50,716,176
Raizen SA 1.50%	38,778,110	33,936,265
		84,652,441

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd. 2.00%	1,800,657	$72,378,134
Total Preferred Stocks
(cost $149,229,581)		157,030,575
TOTAL INVESTMENTS — 98.7%
(cost $4,572,216,722)		$4,586,273,045
Other assets less liabilities — 1.3%		58,436,420
NET ASSETS — 100.0%		$4,644,709,465

(1)  Amount rounds to less than 0.1%.

(a)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act"), is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At June 30, 2022, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$962,207,256	$3,450,431,872	$16,603,342	$4,429,242,470
Preferred Stocks **	84,652,441	72,378,134	—	157,030,575
Total	$1,046,859,697	$3,522,810,006	$16,603,342	$4,586,273,045

**  Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$16,708,210
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(460,684,823)
Transfers into Level 3	460,579,955
Transfers out of Level 3	—
Balance at June 30, 2022	$16,603,342
Change in unrealized gain (loss) related to Investments still held at June 30, 2022	$(460,684,823)

$31,144,834 was transferred out of Level 1 into Level 3 for the period from December 31, 2021 to June 30, 2022, $429,435,121 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to June 30, 2022.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Magnit PJSC
MMC Norilsk Nickel PJSC
Moscow Exchange MICEX-RTS PJSC
Ozon Holdings PLC
Sberbank of Russia PJS

Trading in Brilliance China Automotive Holdings Ltd. has been suspended since March 31, 2021. There have been ongoing issues with the company and since April 15, 2021, management decided to hold this with a 50% discount to last traded price.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

ASSETS
Investments, at value (cost $4,572,216,722)	$4,586,273,045
Cash	44,894,378
Foreign cash, at value (cost $299,593)	299,712
Dividends receivable	33,334,975
Capital shares sold receivable	7,091,241
Receivable for India capital gains tax refunds (Note A)	188,100
Tax reclaims receivable	142,250
Prepaid assets	79,282
Total Assets	4,672,302,983
LIABILITIES
Advisory fee payable	6,498,199
Deferred India capital gains tax liability (Note A)	9,593,283
Capital shares purchased payable	8,127,969
Administration & Supervisory fee payable	1,340,990
Shareholder Servicing fee payable	181,420
Trustee fee payable	46,833
Commitment fee payable	16,207
Accrued expenses	1,788,617
Total Liabilities	27,593,518
NET ASSETS	$4,644,709,465
COMPOSITION OF NET ASSETS
Paid-in capital	$4,841,432,837
Total accumulated loss	(196,723,372)
$4,644,709,465
NET ASSET VALUE, PER SHARE
Class 2 ($53,017,807 / 2,874,567 shares outstanding), unlimited authorized, no par value	$18.44
Class 3 ($219,223,354 / 11,781,326 shares outstanding), unlimited authorized, no par value	$18.61
Class 4 ($190,061,694 / 10,068,041 shares outstanding), unlimited authorized, no par value	$18.88
Class 5 ($1,204,039,833 / 62,879,013 shares outstanding), unlimited authorized, no par value	$19.15
Class K ($2,075,783,633 / 113,061,594 shares outstanding), unlimited authorized, no par value	$18.36
Institutional Class ($902,583,144 / 49,198,547 shares outstanding), unlimited authorized, no par value	$18.35

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $8,494,663)	$118,063,295
Non-cash income	7,574,501
Interest	19,713
Total Investment Income	125,657,509
EXPENSES
Advisory fee (Note B)	14,053,843
Shareholder Servicing fees — Class 2 shares (Note B)	49,729
Shareholder Servicing fees — Class 3 shares (Note B)	125,562
Shareholder Servicing fees — Class 4 shares (Note B)	76,196
Shareholder Servicing fees — Class 5 shares (Note B)	144,652
Administration & Supervisory fee — Class K shares (Note B)	1,971,885
Administration & Supervisory fee — Institutional Class shares (Note B)	918,660
Transfer agency	97,140
Sub-transfer agency — Institutional Class shares	527,369
Custody	1,392,266
Fund accounting	909,361
Legal	374,933
Trustees' fees	96,265
Registration fees	86,511
Commitment fees	32,252
Professional fees	27,619
Miscellaneous	117,400
Total Expenses	21,001,643
Net Investment Income	104,655,866
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments (net of India capital gains tax expense of $3,003,945)	(179,496,366)
Foreign currency transactions	(418,556)
(179,914,922)
Net change in unrealized depreciation on:
Investments (net of change in deferred India capital gains tax liability of $19,308,527) (Note A)	(1,482,343,598)
Translation of net assets and liabilities denominated in foreign currencies	(102,416)
(1,482,446,014)
Net realized and unrealized (loss)	(1,662,360,936)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,557,705,070)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford Emerging Markets Equities Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$104,655,866	$106,527,091
Net realized gain (loss)	(179,914,922)	153,496,653
Net change in unrealized depreciation	(1,482,446,014)	(883,496,915)
Net (Decrease) in Net Assets from Operations	(1,557,705,070)	(623,473,171)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(1,803,685)
Class 3	—	(8,340,251)
Class 4	—	(7,173,573)
Class 5	—	(49,817,720)
Class K	—	(75,297,311)
Institutional Class	—	(32,956,981)
Total Distributions to Shareholders	—	(175,389,521)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,589,367 *	90,006,000
Class 3	—	16,0385,840 *
Class 5	—	166,800,000
Class K	402,537,543 *	1,143,888,868
Institutional Class	322,586,013	524,250,455
Dividends reinvested:
Class 2	—	1,803,685
Class 3	—	8,340,251
Class 4	—	7,173,573
Class 5	—	49,817,720
Class K	—	62,411,077
Institutional Class	—	32,461,628
Cost of shares redeemed:
Class 2	(20,000)	(160,385,840)*
Class 3	—	(5,000,000)
Class 5	(124,626,367)*	(227,640,000)
Class K	(308,205,139)	(635,251,719)
Institutional Class	(308,400,554)*	(416,430,456)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(12,539,137)	802,631,082
Total Increase (Decrease) in Net Assets	(1,570,244,207)	3,768,390
NET ASSETS
Beginning of Period	6,214,953,672	6,211,185,282
End of Period	$4,644,709,465	$6,214,953,672

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$24.55		$27.66	$21.71	$17.62		$22.82	$15.20
From Investment Operations
Net investment income(a)	0.42		0.34	0.19	0.63		0.28	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(6.53)		(2.76)	6.11	4.30		(3.70)	7.89
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.11)		(2.42)	6.30	4.93		(3.42)	8.05
Dividends and Distributions to Shareholders
From net investment income	—		(0.33)	(0.35)	(0.65)		(0.23)	(0.25)
From net realized gain on investments	—		(0.36)	—	(0.19)		(1.55)	(0.18)
Total Dividends and Distributions	—		(0.69)	(0.35)	(0.84)		(1.78)	(0.43)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—		—	(0.00	)(b)
Net Asset Value, End of Period	$18.44		$24.55	$27.66	$21.71		$17.62	$22.82
Total Return
Total return based on net asset value(c)	(24.87)%		(8.75)%	29.06%	28.00%		(14.92)%	53.02%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$53,018		$66,301	$144,906	$118,856		$191,177	$203,830
Ratio of net expenses to average net assets	0.81	%*	0.78%	0.80%	0.83%		0.84%	0.85%
Ratio of net investment income to average net assets	3.96	%*(d)	1.20%	0.90%	3.29	%(d)	1.31%	0.82%
Portfolio turnover rate(e)	10%		19%	24%	15%		22%	33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$24.76		$27.92	$21.91	$17.77		$23.00	$15.32
From Investment Operations
Net investment income(a)	0.42		0.50	0.20	0.71		0.29	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(6.57)		(2.93)	6.18	4.29		(3.72)	7.96
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.15)		(2.43)	6.38	5.00		(3.43)	8.13
Dividends and Distributions to Shareholders
From net investment income	—		(0.37)	(0.37)	(0.67)		(0.25)	(0.27)
From net realized gain on investments	—		(0.36)	—	(0.19)		(1.55)	(0.18)
Total Dividends and Distributions	—		(0.73)	(0.37)	(0.86)		(1.80)	(0.45)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$18.61		$24.76	$27.92	$21.91		$17.77	$23.00
Total Return
Total return based on net asset value(c)	(24.84)%		(8.68)%	29.15%	28.09%		(14.86)%	53.13%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$219,223		$291,674	$168,460	$344,702		$167,268	$196,468
Ratio of net expenses to average net assets	0.74	%*	0.71%	0.73%	0.76%		0.77%	0.78%
Ratio of net investment income to average net assets	3.93	%*(d)	1.79%	0.95%	3.45	%(d)	1.33%	0.84%
Portfolio turnover rate(e)	10%		19%	24%	15%		22%	33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Period January 10, 2020(a) through December 31, 2020	For the Period January 1, 2016 through October 10, 2016(a)		For the Period November 02, 2015(b) through December 31, 2015
Net Asset Value, Beginning of Period	$25.11		$28.30	$22.69	$15.12		$15.40
From Investment Operations
Net investment income(c)	0.43		0.47	0.22	0.11		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(6.66)		(2.93)	5.76	1.69		(0.28)
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.23)		(2.46)	5.98	1.80		(0.26)
Dividends and Distributions to Shareholders
From net investment income	—		(0.37)	(0.37)	—		(0.06)
From net realized gain on investments	—		(0.36)	—	—		(0.00	)(d)
Total Dividends and Distributions	—		(0.73)	(0.37)	—		(0.06)
Proceeds from Purchase Fees and Redemption Fees(c)	—		—	—	0.01		0.04
Net Asset Value, End of Period	$18.88		$25.11	$28.30	$16.93		$15.12
Total Return
Total return based on net asset value(e)	(24.83)%		(8.66)%	26.45%	12.04%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$190,062		$252,837	$276,791	$110,086		$98,273
Ratio of net expenses to average net assets	0.71	%*	0.68%	0.70%*	0.73	%*	0.76	%*
Ratio of net investment income to average net assets	3.96	%*(f)	1.64%	1.05%*	1.29	%*	0.88	%*
Portfolio turnover rate(g)	10%		19%	24%	24%		46%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from October 10, 2016 to January 09, 2020. All shares of this class were redeemed on October 10, 2016 at $16.93. New shares were issued at $22.69 on January 10, 2020

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Large increase due to one-off taxable stock dividends that were treated as income.

(g)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$25.47		$28.69	$22.50	$18.23		$23.55	$15.67
From Investment Operations
Net investment income(a)	0.44		0.49	0.24	0.72		0.31	0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(6.76)		(2.96)	6.33	4.42		(3.81)	8.15
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.32)		(2.47)	6.57	5.14		(3.50)	8.34
Dividends and Distributions to Shareholders
From net investment income	—		(0.39)	(0.38)	(0.68)		(0.27)	(0.28)
From net realized gain on investments	—		(0.36)	—	(0.19)		(1.55)	(0.18)
Total Dividends and Distributions	—		(0.75)	(0.38)	(0.87)		(1.82)	(0.46)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$19.15		$25.47	$28.69	$22.50		$18.23	$23.55
Total Return
Total return based on net asset value(c)	(24.81)%		(8.61)%	29.25%	28.19%		(14.80)%	53.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,204,040		$1,746,589	$1,953,356	$1,331,946		$1,063,434	$1,232,137
Ratio of net expenses to average net assets	0.66	%*	0.63%	0.65%	0.68%		0.69%	0.70%
Ratio of net investment income to average net assets	3.97	%*(d)	1.68%	1.08%	3.47	%(d)	1.41%	0.91%
Portfolio turnover rate(e)	10%		19%	24%	15%		22%	33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$24.44		$27.56	$21.64	$17.57		$22.79	$18.22
From Investment Operations
Net investment income(b)	0.41		0.44	0.20	0.71		0.34	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(6.49)		(2.85)	6.08	4.21		(3.75)	5.00
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.08)		(2.41)	6.28	4.92		(3.41)	5.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.35)	(0.36)	(0.66)		(0.26)	(0.27)
From net realized gain on investments	—		(0.36)	—	(0.19)		(1.55)	(0.18)
Total Dividends and Distributions	—		(0.71)	(0.36)	(0.85)		(1.81)	(0.45)
Net Asset Value, End of Period	$18.36		$24.44	$27.56	$21.64		$17.57	$22.79
Total Return
Total return based on net asset value(c)	(24.88)%		(8.72)%	29.04%	28.00%		(14.91)%	27.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,075,784		$2,654,520	$2,441,338	$1,328,535		$499,172	$73,349
Ratio of net expenses to average net assets	0.81	%*	0.78%	0.80%	0.83%		0.84%	0.85%*
Ratio of net investment income to average net assets	3.89	%*(d)	1.58%	0.95%	3.55	%(d)	1.65%	0.18%*
Portfolio turnover rate(e)	10%		19%	24%	15%		22%	33%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Emerging Markets Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$24.43		$27.55	$21.64	$17.56		$22.80	$18.22
From Investment Operations
Net investment income(b)	0.40		0.41	0.18	0.79		0.11	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(6.48)		(2.85)	6.07	4.12		(3.54)	4.86
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.08)		(2.44)	6.25	4.91		(3.43)	5.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.32)	(0.34)	(0.64)		(0.26)	(0.26)
From net realized gain on investments	—		(0.36)	—	(0.19)		(1.55)	(0.18)
Total Dividends and Distributions	—		(0.68)	(0.34)	(0.83)		(1.81)	(0.44)
Net Asset Value, End of Period	$18.35		$24.43	$27.55	$21.64		$17.56	$22.80
Total Return
Total return based on net asset value(c)	(24.89)%		(8.82)%	28.91%	27.94%		(14.98)%	27.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$902,583		$1,203,032	$1,226,335	$663,593		$255,795	$6
Ratio of net expenses to average net assets	0.91	%*	0.87%	0.89%	0.92%		0.95%	0.85%*
Ratio of net investment income to average net assets	3.79	%*(d)	1.46%	0.86%	3.81	%(d)	0.68%	1.13%*
Portfolio turnover rate(e)	10%		19%	24%	15%		22%	33%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Value	% of Total Net Assets
Airlines	$6,717	1.0%
Auto Manufacturers	23,796	3.3
Auto Parts & Equipment	3,802	0.5
Banks	102,912	14.4
Building Materials	6,025	0.9
Chemicals	12,316	1.7
Commercial Services	3,728	0.5
Computers	34,663	4.8
Diversified Financial Services	20,503	2.9
Electronics	5,920	0.8
Food	0	0.0
Gas	3,938	0.6
Internet	57,146	8.2
Iron/Steel	13,430	1.9
Leisure Time	8,592	1.2
Machinery — Construction & Mining	3,692	0.5
Mining	47,131	6.5
Oil & Gas	112,218	15.8
Retail	11,693	1.6
Semiconductors	194,132	27.2
Telecommunications	18,557	2.6
Total Value of Investments	690,911	96.9
Other assets less liabilities	22,416	3.1
Net Assets	$713,327	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 93.1%
BRAZIL — 13.6%
B3 SA — Brasil Bolsa Balcao	6,200	$13,043
Banco Bradesco SA ADR	2,839	9,255
MercadoLibre, Inc. *	22	14,011
Pagseguro Digital Ltd., Class A *	148	1,516
Petroleo Brasileiro SA ADR	3,892	45,459
Vale SA ADR	918	13,430
		96,714
CANADA — 1.1%
Ivanhoe Mines Ltd., Class A *	1,400	8,059
CHILE — 1.0%
Lundin Mining Corp.	1,167	7,398
INDIA — 19.6%
HDFC Bank Ltd. ADR	525	28,854
ICICI Bank Ltd. ADR	1,232	21,856
Infosys Ltd. ADR	1,244	23,026
Reliance Industries Ltd. GDR *	874	57,139
Tata Motors Ltd. ADR *	331	8,563
		139,438
INDONESIA — 3.1%
Bank Rakyat Indonesia Persero Tbk PT	53,700	14,997
Vale Indonesia Tbk PT *	18,500	7,040
		22,037
MEXICO — 4.3%
Cemex SAB de CV, Participating Certificates ADR *	1,537	6,025
Grupo Financiero Banorte SAB de CV, Class O	2,329	13,018
Wal-Mart de Mexico SAB de CV	3,398	11,693
		30,736
PANAMA — 0.9%
Copa Holdings SA, Class A *	106	6,717

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
PERU — 1.4%
Credicorp Ltd.	81	$9,713
POLAND — 1.2%
Allegro.eu SA *	458	2,462
KGHM Polska Miedz SA *	224	5,985
		8,447
RUSSIA — 0.0%
Magnit PJSC GDR Reg S (a)	435	0
MMC Norilsk Nickel PJSC ADR (a)	946	0
Moscow Exchange MICEX-RTS PJSC *(a)	2,760	0
Ozon Holdings PLC ADR *(a)	142	0
Sberbank of Russia PJSC ADR *(a)	1,378	0
		0
SAUDI ARABIA — 0.8%
Saudi Tadawul Group Holding Co.	118	5,944
SINGAPORE — 1.1%
Sea Ltd. ADR *	115	7,689
SOUTH AFRICA — 3.4%
FirstRand Ltd.	1,356	5,219
Naspers Ltd., N Shares	130	18,991
		24,210
SOUTH KOREA — 19.1%
Coupang, Inc. *	229	2,920
Doosan Bobcat, Inc.	165	3,692
Hanon Systems	489	3,802
Hyundai Motor Co.	109	15,233
Koh Young Technology, Inc.	542	5,920
LG Chem Ltd.	31	12,316
NAVER Corp.	42	7,834
NCSoft Corp.	12	3,239
Samsung Electronics Co., Ltd.	1,099	48,474
Samsung SDI Co., Ltd.	45	18,557
SK Hynix, Inc.	204	14,405
		136,392

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
TAIWAN — 19.4%
Advantech Co., Ltd.	1,000	$11,638
MediaTek, Inc.	1,000	21,951
Merida Industry Co., Ltd.	1,000	8,592
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	96,158
		138,339
URUGUAY — 0.5%
Dlocal Ltd. *	142	3,727
ZAMBIA — 2.6%
First Quantum Minerals Ltd.	983	18,649
Total Common Stocks
(cost $943,973)		664,209
PREFERRED STOCKS — 3.8%
BRAZIL — 1.9%
Petroleo Brasileiro SA ADR 35.02%	905	9,620
Raizen SA 1.50%	4,500	3,938
		13,558
SOUTH KOREA — 1.9%
Samsung Electronics Co., Ltd. 2.00%	327	13,144
Total Preferred Stocks
(cost $34,081)		26,702
TOTAL INVESTMENTS — 96.9%
(cost $978,054)		$690,911
Other assets less liabilities — 3.1%		22,416
NET ASSETS — 100.0%		$713,327

(a)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act"), is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At June 30, 2022, the net value of these securities was $0 representing 0.0% of net assets.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$274,622	$389,587	$0	$664,209
Preferred Stocks **	13,558	13,144	—	26,702
Total	$288,180	$402,731	$0	$690,911

**  Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$—
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(81,682)
Transfers into Level 3	81,682
Transfers out of Level 3	—
Balance at June 30, 2022	$0
Change in unrealized gain (loss) related to Investments still held at June 30, 2022	$(81,682)

$4,204 was transferred out of Level 1 into Level 3 for the period from December 31, 2021 to June 30, 2022, $77,478 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to June 30, 2022.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Magnit PJSC
MMC Norilsk Nickel PJSC
Moscow Exchange MICEX-RTS
Ozon Holdings PLC
Sberbank of Russia PJSC

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

ASSETS
Investments, at value (cost $978,054)	$690,911
Cash	35,702
Due from Investment Advisor	24,785
Dividends receivable	6,929
Prepaid assets	5,294
Total Assets	763,621
LIABILITIES
Advisory fee payable	1,104
Administration & Supervisory fee payable	341
Trustee fee payable	7
Commitment fee payable	3
Accrued expenses	48,839
Total Liabilities	50,294
NET ASSETS	$713,327
COMPOSITION OF NET ASSETS
Paid-in capital	$1,000,000
Total accumulated loss	(286,673)
$713,327
NET ASSET VALUE, PER SHARE
Class K ($356,664 / 50,000 shares outstanding), unlimited authorized, no par value	$7.13
Institutional Class ($356,663 / 50,000 shares outstanding), unlimited authorized, no par value	$7.13

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,780)	$21,514
Interest	11
Total Investment Income	21,525
EXPENSES
Advisory fee (Note B)	2,382
Administration & Supervisory fee — Class K shares (Note B)	368
Administration & Supervisory fee — Institutional Class shares (Note B)	368
Transfer agency	15,944
Fund accounting	32,680
Professional fees	14,943
Custody	2,993
Registration fees	443
Legal	60
Trustees' fees	16
Commitment fees	6
Miscellaneous	2,243
Total Expenses	72,446
Fees waived/expenses reimbursed	(68,621)
Total Expenses after Waiver	3,825
Net Investment Income	17,700
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(18,436)
Foreign currency transactions	23
(18,413)
Net change in unrealized depreciation on:
Investments	(288,300)
(288,300)
Net realized and unrealized (loss)	(306,713)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(289,013)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford Emerging Markets ex China Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Period December 28, 2021(a) through December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,700	$1,448
Net realized loss	(18,413)	(264)
Net change in unrealized appreciation (depreciation)	(288,300)	1,156
Net Increase (Decrease) in Net Assets from Operations	(289,013)	2,340
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	500,000
Institutional Class	—	500,000
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	1,000,000
Total Increase (Decrease) in Net Assets	(289,013)	1,002,340
NET ASSETS
Beginning of Period	1,002,340	—
End of Period	$713,327	$1,002,340

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Emerging Markets ex China Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Period December 28, 2021(a) through December 31, 2021
Net Asset Value, Beginning of Period	$10.02		$10.00
From Investment Operations
Net investment income(b)	0.18		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(3.07)		0.01
Net Increase (Decrease) in Net Asset Value from Investment Operations	(2.89)		0.02
Net Asset Value, End of Period	$7.13		$10.02
Total Return
Total return based on net asset value(c)	(28.84)%		0.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$357		$501
Ratio of net expenses to average net assets, before waiver	16.73	%*	328.89	%*
Ratio of net expenses to average net assets, after waiver	0.88	%*(d)	0.87	%*
Ratio of net investment income to average net assets	4.09	%*	17.62	%*
Portfolio turnover rate(e)	7%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  This expense ratio is higher by 1bp due to a one-off excise tax expense in the period, which is excluded from the expense waiver.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Emerging Markets ex China Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Period December 28, 2021(a) through December 31, 2021
Net Asset Value, Beginning of Period	$10.02		$10.00
From Investment Operations
Net investment income(b)	0.18		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(3.07)		0.01
Net Increase (Decrease) in Net Asset Value from Investment Operations	(2.89)		0.02
Net Asset Value, End of Period	$7.13		$10.02
Total Return
Total return based on net asset value(c)	(28.84)%		0.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$356		$501
Ratio of net expenses to average net assets, before waiver	16.73	%*	328.89	%*
Ratio of net expenses to average net assets, after waiver	0.88	%*(d)	0.87	%*
Ratio of net investment income to average net assets	4.09	%*	17.62	%*
Portfolio turnover rate(e)	7%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  This expense ratio is higher by 1bp due to a one-off excise tax expense in the period, which is excluded from the expense waiver.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Value	% of Total Net Assets
Advertising	$8,564,913	0.9%
Airlines	18,911,261	2.0
Apparel	6,684,432	0.7
Auto Manufacturers	26,304,423	2.7
Auto Parts & Equipment	5,980,255	0.6
Beverages	18,879,968	1.9
Biotechnology	58,779,752	6.1
Building Materials	41,871,982	4.3
Chemicals	16,375,046	1.7
Commercial Services	79,999,463	8.3
Cosmetics/Personal Care	14,555,211	1.5
Distribution/Wholesale	6,824,208	0.7
Diversified Financial Services	57,229,268	5.9
Healthcare — Products	59,557,043	6.2
Healthcare — Services	40,519,382	4.2
Home Furnishings	2,712,339	0.3
Insurance	81,631,617	8.4
Internet	169,429,638	17.4
Lodging	3,488,267	0.4
Machinery — Construction & Mining	6,682,012	0.7
Machinery — Diversified	17,678,636	1.8
Media	5,720,084	0.6
Mining	35,497,430	3.7
Miscellaneous Manufacturing	4,029,323	0.4
Oil&Gas	31,707,488	3.3
Real Estate	13,808,181	1.4
Retail	10,841,872	1.1
Semiconductors	40,823,127	4.2
Software	71,363,362	7.4
Total Value of Investments	956,449,983	98.8
Other assets less liabilities	11,757,026	1.2
Net Assets	$968,207,009	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 4.0%
BHP Group Ltd.	714,578	$19,925,519
Rio Tinto PLC	260,458	15,571,910
Woodside Energy Group Ltd. *	133,521	2,828,111
		38,325,540
BRAZIL — 0.9%
B3 SA — Brasil Bolsa Balcao	3,928,600	8,264,890
CANADA — 0.6%
Shopify, Inc., Class A *	187,230	5,849,065
CHINA — 7.9%
Alibaba Group Holding Ltd. *	814,108	11,613,571
Brilliance China Automotive Holdings Ltd. *(a)	6,366,000	2,961,194
Li Auto, Inc. ADR *	271,894	10,416,259
Meituan, Class B *	364,900	9,105,820
Ping An Insurance Group Co. of China Ltd., Class H	1,455,500	10,018,564
Prosus NV *	498,290	32,266,094
		76,381,502
DENMARK — 0.7%
Genmab A/S *	20,686	6,711,465
FRANCE — 2.6%
Adevinta ASA *	522,996	3,850,259
Pernod Ricard SA	102,123	18,879,968
Ubisoft Entertainment SA *	61,884	2,729,291
		25,459,518
GERMANY — 1.5%
adidas AG	37,631	6,684,432
Deutsche Boerse AG	48,207	8,095,245
		14,779,677

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
HONG KONG — 3.9%
AIA Group Ltd.	1,861,200	$20,336,532
Prudential PLC	1,425,167	17,727,988
		38,064,520
INDIA — 4.1%
Housing Development Finance Corp., Ltd.	403,758	11,170,657
Reliance Industries Ltd. GDR *	441,737	28,879,376
		40,050,033
IRELAND — 3.4%
CRH PLC	481,545	16,594,281
Ryanair Holdings PLC ADR *	242,252	16,291,447
		32,885,728
JAPAN — 5.4%
CyberAgent, Inc.	586,400	5,874,874
Denso Corp.	113,300	5,980,255
Hoshizaki Corp.	91,000	2,712,339
Olympus Corp.	975,900	19,776,803
Shiseido Co., Ltd.	4,500	181,382
SMC Corp.	20,500	9,125,361
Sysmex Corp.	134,300	8,103,753
		51,754,767
MACAU — 0.4%
Sands China Ltd. *	1,450,000	3,488,267
NETHERLANDS — 0.7%
Adyen NV *	4,402	6,352,669
NORWAY — 0.6%
Schibsted ASA, Class A	316,657	5,720,084
RUSSIA — 0.0% (1)
Sberbank of Russia PJSC ADR *(a)	321,215	0
VK Co., Ltd. GDR Reg S *(a)	46,619	0
		0

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
SINGAPORE — 0.8%
Sea Ltd. ADR *	119,694	$8,002,741
SOUTH KOREA — 0.3%
Coupang, Inc. *	254,456	3,244,314
SWEDEN — 1.6%
Atlas Copco AB, B Shares	1,020,808	8,553,275
Epiroc AB, B Shares	493,086	6,682,013
		15,235,288
SWITZERLAND — 1.3%
Cie Financiere Richemont SA	94,809	10,197,958
Wizz Air Holdings PLC *	121,820	2,619,814
		12,817,772
TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,337,000	21,427,233
UNITED KINGDOM — 0.3%
Farfetch Ltd., Class A *	425,483	3,046,458
UNITED STATES — 55.6%
ABIOMED, Inc. *	23,594	5,839,751
Adobe, Inc. *	19,651	7,193,445
Albemarle Corp.	78,357	16,375,046
Alnylam Pharmaceuticals, Inc. *	85,108	12,413,002
Alphabet, Inc., Class C *	12,736	27,859,363
Amazon.com, Inc. *	164,480	17,469,421
Analog Devices, Inc.	56,850	8,305,216
Arthur J Gallagher & Co.	144,755	23,600,855
Axon Enterprise, Inc. *	43,247	4,029,323
Booking Holdings, Inc. *	6,224	10,885,714
Broadridge Financial Solutions, Inc.	75,142	10,711,492
Carvana Co. *	28,517	643,914
CBRE Group, Inc., Class A *	127,793	9,406,843
Certara, Inc. *	229,205	4,918,739
Charles Schwab Corp. (The)	185,645	11,729,051
Chegg, Inc. *	112,388	2,110,647
Chewy, Inc., Class A *	192,912	6,697,905
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Cloudflare, Inc., Class A *	92,770	$4,058,687
CoStar Group, Inc. *	118,998	7,188,669
Datadog, Inc., Class A *	65,293	6,218,505
DoorDash, Inc., Class A *	80,739	5,181,022
Elevance Health, Inc.	83,962	40,519,382
Estee Lauder Cos., Inc. (The), Class A	56,441	14,373,829
Exact Sciences Corp. *	53,347	2,101,338
Howard Hughes Corp. (The) *	64,678	4,401,338
IAC/InterActiveCorp *	34,816	2,644,972
Illumina, Inc. *	38,009	7,007,339
Markel Corp. *	7,692	9,947,679
Martin Marietta Materials, Inc.	84,473	25,277,701
Mastercard, Inc., Class A	56,959	17,969,425
Meta Platforms, Inc., Class A *	52,975	8,542,219
Microsoft Corp.	116,965	30,040,121
Moderna, Inc. *	80,650	11,520,853
Moody's Corp.	99,362	27,023,483
Netflix, Inc. *	18,012	3,149,758
Novocure Ltd. *	72,182	5,016,649
Oscar Health, Inc., Class A *	413,577	1,757,702
Royalty Pharma PLC, Class A	385,546	16,208,354
S&P Global, Inc.	34,630	11,672,388
Service Corp. International	371,117	25,651,607
SiteOne Landscape Supply, Inc. *	57,409	6,824,208
Snowflake, Inc., Class A *	30,866	4,292,226
Spotify Technology SA *	21,691	2,035,267
STAAR Surgical Co. *	53,463	3,792,131
Teradyne, Inc.	123,849	11,090,678
Tesla, Inc. *	19,196	12,926,970
Thermo Fisher Scientific, Inc.	27,475	14,926,618
Trade Desk, Inc. (The), Class A *	204,462	8,564,913
Twilio, Inc., Class A *	52,045	4,361,891
Vimeo, Inc. *	28,541	171,817
Wayfair, Inc., Class A *	44,513	1,938,986
		538,588,452
TOTAL INVESTMENTS — 98.8%
(cost $840,209,818)		$956,449,983
Other assets less liabilities — 1.2%		11,757,026
NET ASSETS — 100.0%		$968,207,009

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Alpha Equities Fund

(1)  Amount rounds to less than 0.1%.

(a)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act"), is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At June 30, 2022, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$596,531,737	$356,957,052	$2,961,194	$956,449,983
Total	$596,531,737	$356,957,052	$2,961,194	$956,449,983

**  Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$2,979,897
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(10,072,737)
Transfers into Level 3	10,054,034
Transfers out of Level 3	—
Balance at June 30, 2022	$2,961,194
Change in unrealized gain (loss) related to Investments still held at June 30, 2022	$(10,072,737)

$10,054,034 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to June 30, 2022.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows

Sberbank of Russia PJSC
VK Co., Ltd.

Trading in Brilliance China Automotive Holdings Ltd. has been suspended since March 31, 2021. There have been ongoing issues with the company and since April 15, 2021, management decided to hold this with a 50% discount to last traded price.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Alpha Equities Fund

ASSETS
Investments, at value (cost $840,209,818)	$956,449,983
Cash	10,820,414
Foreign cash, at value (cost $59,828)	60,338
Receivable for investments sold	1,339,009
Tax reclaims receivable	1,151,194
Dividends receivable	351,069
Prepaid assets	21,674
Total Assets	970,193,681
LIABILITIES
Advisory fee payable	1,074,586
Payable for investment purchased	179,601
Administration & Supervisory fee payable	171,693
Shareholder Servicing fee payable	167,261
Deferred India capital gains tax liability (Note A)	88,526
Trustee fee payable	10,875
Commitment fee payable	3,768
Accrued expenses	290,362
Total Liabilities	1,986,672
NET ASSETS	$968,207,009
COMPOSITION OF NET ASSETS
Paid-in capital	$869,701,322
Total distributable earnings	98,505,687
$968,207,009
NET ASSET VALUE, PER SHARE
Class 2 ($172,454,572 / 12,602,723 shares outstanding), unlimited authorized, no par value	$13.68
Class 3 ($105,784,581 / 7,476,002 shares outstanding), unlimited authorized, no par value	$14.15
Class 4 ($333,333,832 / 22,867,991 shares outstanding), unlimited authorized, no par value	$14.58
Class K ($322,729,129 / 23,701,466 shares outstanding), unlimited authorized, no par value	$13.62
Institutional Class ($33,904,895 / 2,487,748 shares outstanding), unlimited authorized, no par value	$13.63

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford Global Alpha Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $920,388)	$6,551,069
Non-cash income	2,612,375
Windfall tax recovery	500,757
Interest	3,148
Total Investment Income	9,667,349
EXPENSES
Advisory fee (Note B)	2,379,298
Shareholder Servicing fees — Class 2 shares (Note B)	144,630
Shareholder Servicing fees — Class 3 shares (Note B)	46,665
Shareholder Servicing fees — Class 4 shares (Note B)	131,962
Shareholder Servicing fees — Class 5 shares (Note B)	10,101
Administration & Supervisory fee — Class K shares (Note B)	347,075
Administration & Supervisory fee — Institutional Class shares (Note B)	33,828
Transfer agency	50,177
Sub-transfer agency — Institutional Class shares	22,336
Fund accounting	218,525
Legal	86,312
Custody	64,198
Registration fees	24,701
Trustees' fees	22,114
Professional fees	19,526
Commitment fees	7,406
Line of Credit Interest	3,360
Miscellaneous	21,216
Total Expenses	3,633,430
Net Investment Income	6,033,919
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments (net of India capital gains tax expense of $9,792)	(46,431,330)
Foreign currency transactions	(102,325)
(46,533,655)
Net change in unrealized depreciation on:
Investments (net of change in deferred India capital gains tax liability of $263,744) (Note A)	(414,213,737)
Translation of net assets and liabilities denominated in foreign currencies	(53,809)
(414,267,546)
Net realized and unrealized (loss)	(460,801,201)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(454,767,282)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford Global Alpha Equities Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,033,919	$5,222,160
Net realized gain (loss)	(46,533,655)	237,099,323
Net change in unrealized depreciation	(414,267,546)	(122,668,832)
Net Increase (Decrease) in Net Assets from Operations	(454,767,282)	119,652,651
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(25,318,524)
Class 3	—	(13,371,461)
Class 4	—	(86,057,906)
Class K	—	(70,277,149)
Institutional Class	—	(7,445,427)
Total Distributions to Shareholders	—	(202,470,467)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	73,244,462 *	170,721,384
Class 3	151,183,648 *	—
Class 4	196,727,309 *	30,000,000
Class 5	230,119,015 *	—
Class K	18,018,594	271,493,367
Institutional Class	16,482,544	27,820,913
Dividends reinvested:
Class 2	—	25,318,524
Class 3	—	13,371,461
Class 4	—	86,057,906
Class K	—	70,027,474
Institutional Class	—	6,687,568
Cost of shares redeemed:
Class 2	(23,000,000)	(258,817,289)
Class 3	(109,241,462)*	(201,670,946)
Class 4	(381,302,662)*	(100,000,000)
Class 5	(196,727,309)*	—
Class K	(53,564,505)	(45,018,740)
Institutional Class	(18,329,285)	(5,284,272)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(96,389,651)	90,707,350
Total Increase (Decrease) in Net Assets	(551,156,933)	7,889,534
NET ASSETS
Beginning of Period	1,519,363,942	1,511,474,408
End of Period	$968,207,009	$1,519,363,942

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$19.72	$21.18	$16.46	$13.13		$18.85	$14.52
From Investment Operations
Net investment income(a)	0.08	0.08	0.04	0.39		0.11	0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(6.12)	1.54	5.93	3.89		(1.93)	4.91
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.04)	1.62	5.97	4.28		(1.82)	5.01
Dividends and Distributions to Shareholders
From net investment income	—	(0.30)	(0.13)	(0.57)		(0.13)	(0.11)
From net realized gain on investments	—	(2.78)	(1.12)	(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—	(3.08)	(1.25)	(0.95)		(3.90)	(0.68)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$13.68	$19.72	$21.18	$16.46		$13.13	$18.85
Total Return
Total return based on net asset value(c)	(30.61)%	7.65%	36.31%	32.56%		(9.44)%	34.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$172,455	$187,473	$250,776	$173,625		$129,690	$154,523
Ratio of net expenses to average net assets	0.66%*	0.64%	0.65%	0.67%		0.68%	0.67%
Ratio of net investment income to average net assets	1.06%*	0.33%	0.25%	2.52	%(d)	0.59%	0.59%
Portfolio turnover rate(e)	6%	40%	23%	17%		18%	27%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$20.38	$21.80	$16.90	$13.46		$19.22	$14.79
From Investment Operations
Net investment income(a)	0.09	0.09	0.07	0.41		0.13	0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(6.32)	1.59	6.07	3.99		(1.97)	5.04
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.23)	1.68	6.14	4.40		(1.84)	5.14
Dividends and Distributions to Shareholders
From net investment income	—	(0.32)	(0.12)	(0.58)		(0.15)	(0.14)
From net realized gain on investments	—	(2.78)	(1.12)	(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—	(3.10)	(1.24)	(0.96)		(3.92)	(0.71)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$14.15	$20.38	$21.80	$16.90		$13.46	$19.22
Total Return
Total return based on net asset value(c)	(30.58)%	7.72%	36.40%	32.65%		(9.37)%	34.65%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$105,785	$101,328	$282,859	$568,608		$449,177	$564,714
Ratio of net expenses to average net assets	0.59%*	0.57%	0.58%	0.60%		0.61%	0.60%
Ratio of net investment income to average net assets	1.16%*	0.38%	0.41%	2.61	%(d)	0.67%	0.60%
Portfolio turnover rate(e)	6%	40%	23%	17%		18%	27%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period July 10, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$21.00	$22.38	$17.34	$13.79		$19.58	$17.99
From Investment Operations
Net investment income(b)	0.09	0.10	0.03	0.42		0.11	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(6.51)	1.64	6.28	4.10		(1.98)	2.31
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.42)	1.74	6.31	4.52		(1.87)	2.32
Dividends and Distributions to Shareholders
From net investment income	—	(0.34)	(0.15)	(0.59)		(0.15)	(0.16)
From net realized gain on investments	—	(2.78)	(1.12)	(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—	(3.12)	(1.27)	(0.97)		(3.92)	(0.73)
Net Asset Value, End of Period	$14.58	$21.00	$22.38	$17.34		$13.79	$19.58
Total Return
Total return based on net asset value(c)	(30.57)%	7.76%	36.45%	32.69%		(9.35)%	12.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$333,334	$665,712	$682,239	$147,092		$110,854	$367,908
Ratio of net expenses to average net assets	0.56%*	0.54%	0.55%	0.57%		0.58%	0.58%*
Ratio of net investment income to average net assets	1.06%*	0.41%	0.16%	2.62	%(d)	0.57%	0.15%*
Portfolio turnover rate(e)	6%	40%	23%	17%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$19.62	$21.12	$16.42	$13.11		$18.82	$16.56
From Investment Operations
Net investment income(b)	0.08	0.05	0.03	0.35		0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(6.08)	1.56	5.93	3.92		(1.92)	2.96
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.00)	1.61	5.96	4.27		(1.81)	2.98
Dividends and Distributions to Shareholders
From net investment income	—	(0.33)	(0.14)	(0.58)		(0.13)	(0.15)
From net realized gain on investments	—	(2.78)	(1.12)	(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—	(3.11)	(1.26)	(0.96)		(3.90)	(0.72)
Net Asset Value, End of Period	$13.62	$19.62	$21.12	$16.42		$13.11	$18.82
Total Return
Total return based on net asset value(c)	(30.58)%	7.64%	36.35%	32.48%		(9.38)%	17.97%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$322,729	$513,807	$267,923	$81,234		$41,427	$56,163
Ratio of net expenses to average net assets	0.66%*	0.64%	0.65%	0.67%		0.68%	0.68%*
Ratio of net investment income to average net assets	0.97%*	0.23%	0.18%	2.22	%(d)	0.56%	0.17%*
Portfolio turnover rate(e)	6%	40%	23%	17%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Global Alpha Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$19.65	$21.15	$16.45	$13.12		$18.84	$16.56
From Investment Operations
Net investment income(b)	0.06	0.05	0.02	0.39		0.12	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(6.08)	1.54	5.93	3.89		(1.94)	2.95
Net Increase (Decrease) in Net Asset Value from Investment Operations	(6.02)	1.59	5.95	4.28		(1.82)	2.99
Dividends and Distributions to Shareholders
From net investment income	—	(0.31)	(0.13)	(0.57)		(0.13)	(0.14)
From net realized gain on investments	—	(2.78)	(1.12)	(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—	(3.09)	(1.25)	(0.95)		(3.90)	(0.71)
Net Asset Value, End of Period	$13.63	$19.65	$21.15	$16.45		$13.12	$18.84
Total Return
Total return based on net asset value(c)	(30.64)%	7.53%	36.22%	32.56%		(9.42)%	18.03%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$33,905	$51,045	$27,677	$7		$5	$6
Ratio of net expenses to average net assets	0.77%*	0.74%	0.74%	0.67%		0.68%	0.67%*
Ratio of net investment income to average net assets	0.76%*	0.21%	0.09%	2.56	%(d)	0.62%	0.35%*
Portfolio turnover rate(e)	6%	40%	23%	17%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Value	% of Total Net Assets
Advertising	$64,092	1.7%
Apparel	39,612	1.1
Auto Manufacturers	142,092	3.8
Auto Parts & Equipment	47,397	1.3
Banks	149,260	3.9
Biotechnology	131,383	3.5
Building Materials	44,242	1.2
Chemicals	34,256	0.9
Commercial Services	199,966	5.3
Distribution/Wholesale	215,148	5.8
Diversified Financial Services	121,899	3.2
Energy — Alternate Sources	32,215	0.9
Food	20,171	0.5
Hand/Machine Tools	52,236	1.4
Healthcare — Products	302,701	8.1
Healthcare — Services	18,809	0.5
Home Furnishings	17,272	0.5
Insurance	241,608	6.4
Internet	749,383	20.0
Leisure Time	5,627	0.1
Machinery — Diversified	251,910	6.8
Metal Fabricate/Hardware	42,239	1.1
Pharmaceuticals	127,867	3.4
Real Estate	14,148	0.4
Retail	29,651	0.8
Semiconductors	235,991	6.3
Software	184,385	4.9
Telecommunications	133,437	3.6
Toys/Games/Hobbies	48,169	1.3
Total Value of Investments	3,697,166	98.7
Other assets less liabilities	49,273	1.3
Net Assets	$3,746,439	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
COMMON STOCKS — 98.7%
BRAZIL — 1.2%
MercadoLibre, Inc. *	69	$43,944
CANADA — 1.9%
Shopify, Inc., Class A *	2,260	70,602
CHINA — 8.5%
Alibaba Group Holding Ltd. *	4,832	68,930
Baidu, Inc., Class A *	1,000	18,943
JD.com, Inc., Class A	2,923	94,188
Meituan, Class B *	2,700	67,377
Tencent Holdings Ltd.	1,500	67,898
		317,336
FRANCE — 3.4%
Adevinta ASA *	4,033	29,691
Dassault Systemes SE	1,137	42,115
Sartorius Stedim Biotech	175	55,216
		127,022
GERMANY — 1.5%
adidas AG	223	39,612
Zalando SE *	702	18,492
		58,104
HONG KONG — 5.4%
AIA Group Ltd.	9,000	98,339
Hong Kong Exchanges & Clearing Ltd.	900	44,511
Prudential PLC	4,873	60,616
		203,466
INDIA — 1.9%
HDFC Life Insurance Co., Ltd.	7,346	51,292
Metropolis Healthcare Ltd.	1,054	18,809
		70,101
IRELAND — 0.5%
COSMO Pharmaceuticals NV	400	19,604

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
JAPAN — 13.8%
Bridgestone Corp.	1,300	$47,397
DMG Mori Seiki Co., Ltd.	4,200	52,236
FANUC Corp. ADR	4,081	63,419
FANUC Corp.	200	31,348
Kubota Corp.	4,600	68,936
MISUMI Group, Inc.	2,000	42,239
Nintendo Co., Ltd. ADR	895	48,169
Rakuten Group, Inc.	5,300	23,964
SoftBank Group Corp.	1,900	73,641
Sumitomo Mitsui Trust Holdings, Inc.	2,100	64,903
		516,252
NETHERLANDS — 2.6%
IMCD NV	700	95,714
SOUTH KOREA — 1.6%
Samsung SDI Co., Ltd.	145	59,796
SWEDEN — 3.5%
Atlas Copco AB, B Shares	5,632	47,190
Beijer Ref AB	2,991	41,017
Nibe Industrier AB, B Shares	5,869	44,242
		132,449
TAIWAN — 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	128,211
UNITED KINGDOM — 3.3%
ITM Power PLC *	15,279	32,215
Just Group PLC	36,025	31,362
Ocado Group PLC *	2,116	20,171
St James's Place PLC	2,887	38,846
		122,594
UNITED STATES — 46.2%
10X Genomics, Inc., Class A *	766	34,662
ABIOMED, Inc. *	240	59,402
Affirm Holdings, Inc. *	742	13,401
Alphabet, Inc., Class A *	13	28,330

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
Amazon.com, Inc. *	600	$63,726
Chegg, Inc. *	2,801	52,603
Codexis, Inc. *	3,275	34,256
Denali Therapeutics, Inc. *	1,622	47,735
Exact Sciences Corp. *	775	30,527
Fastenal Co.	1,163	58,057
First Republic Bank	585	84,357
Illumina, Inc. *	291	53,649
iRobot Corp. *	470	17,272
LendingTree, Inc. *	246	10,780
MarketAxess Holdings, Inc.	382	97,796
Mastercard, Inc., Class A	88	27,762
Moderna, Inc. *	210	29,998
Netflix, Inc. *	282	49,313
NVIDIA Corp.	711	107,780
Pacira BioSciences, Inc. *	1,857	108,263
Peloton Interactive, Inc., Class A *	613	5,627
Progyny, Inc. *	1,245	36,167
Redfin Corp. *	1,717	14,148
Spotify Technology SA *	302	28,337
STAAR Surgical Co. *	1,070	75,895
Tesla, Inc. *	211	142,092
Trade Desk, Inc. (The), Class A *	1,530	64,092
Twilio, Inc., Class A *	498	41,737
Upwork, Inc. *	3,579	74,014
Warby Parker, Inc., Class A *	991	11,159
Waters Corp. *	142	46,999
Watsco, Inc.	257	61,377
Wayfair, Inc., Class A *	462	20,125
Workday, Inc., Class A *	482	67,278
Zoom Video Communications, Inc., Class A *	308	33,255
		1,731,971
TOTAL INVESTMENTS — 98.7%
(cost $3,954,776)		$3,697,166
Other assets less liabilities — 1.3%		49,273
NET ASSETS — 100.0%		$3,746,439

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,958,105	$1,739,061	$—	$3,697,166
Total	$1,958,105	$1,739,061	$—	$3,697,166

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

ASSETS
Investments, at value (cost $3,954,776)	$3,697,166
Cash	64,016
Due from Investment Advisor	35,514
Dividends receivable	4,802
Tax reclaims receivable	338
Prepaid assets	16,258
Total Assets	3,818,094
LIABILITIES
Advisory fee payable	3,474
Administration & Supervisory fee payable	1,790
Trustee fee payable	45
Commitment fee payable	15
Accrued expenses	66,331
Total Liabilities	71,655
NET ASSETS	$3,746,439
COMPOSITION OF NET ASSETS
Paid-in capital	$3,846,751
Total accumulated loss	(100,312)
$3,746,439
NET ASSET VALUE, PER SHARE
Class K ($1,873,220 / 174,568 shares outstanding), unlimited authorized, no par value	$10.73
Institutional Class ($1,873,219 / 174,568 shares outstanding), unlimited authorized, no par value	$10.73

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,848)	$20,813
Non-cash income	3,721
Interest	22
Total Investment Income	24,556
EXPENSES
Advisory fee (Note B)	7,783
Administration & Supervisory fee — Class K shares (Note B)	2,005
Administration & Supervisory fee — Institutional Class shares (Note B)	2,005
Transfer agency	16,144
Fund accounting	49,875
Registration fees	18,638
Professional fees	16,816
Custody	1,775
Legal	348
Trustees' fees	89
Commitment fees	30
Miscellaneous	2,333
Total Expenses	117,841
Fees waived/expenses reimbursed	(102,510)
Total Expenses after Waiver	15,331
Net Investment Income	9,225
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	37,527
Foreign currency transactions	(249)
37,278
Net change in unrealized depreciation on:
Investments	(2,574,399)
Translation of net assets and liabilities denominated in foreign currencies	(64)
(2,574,463)
Net realized and unrealized (loss)	(2,537,185)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,527,960)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford Global Stewardship Equities Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,225	$(7,264)
Net realized gain	37,278	658,590
Net change in unrealized depreciation	(2,574,463)	(635,868)
Net Increase (Decrease) in Net Assets from Operations	(2,527,960)	15,458
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(275,056)
Institutional Class	—	(275,056)
Return of Capital
Total Distributions to Shareholders	—	(550,112)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Purchase fees:
Redemption fees:
Dividends reinvested:
Class K	—	275,056
Institutional Class	—	275,056
Cost of shares redeemed:
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	550,112
Total Increase (Decrease) in Net Assets	(2,527,960)	15,458
NET ASSETS
Beginning of Period	6,274,399	6,258,941
End of Period	$3,746,439	$6,274,399

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Global Stewardship Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$17.97	$19.65	$11.62	$9.09	$10.15	$10.00
From Investment Operations
Net investment income (loss)(b)	0.03	(0.02)	(0.01)	0.03	0.03	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.27)	0.06	8.77	2.64	(0.99)	0.15
Net Increase (Decrease) in Net Asset Value from Investment Operations	(7.24)	0.04	8.76	2.67	(0.96)	0.15
Dividends and Distributions to Shareholders
From net investment income	—	(0.23)	—	(0.03)	(0.02)	—
From net realized gain on investments	—	(1.49)	(0.73)	(0.11)	(0.08)	—
Total Dividends and Distributions	—	(1.72)	(0.73)	(0.14)	(0.10)	—
Net Asset Value, End of Period	$10.73	$17.97	$19.65	$11.62	$9.09	$10.15
Total Return
Total return based on net asset value(d)	(40.29)%	0.25%	75.39%	29.37%	(9.43)%	1.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,873	$3,137	$3,129	$1,784	$1,378	$1,523
Ratio of net expenses to average net assets, before waiver	5.00%*	3.64%	5.22%	6.60%	5.53%	18.55	%*
Ratio of net expenses to average net assets, after waiver	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65	%*
Ratio of net investment income (loss) to average net assets	0.39%*	(0.11)%	(0.10)%	0.24%	0.25%	(0.31	)%*
Portfolio turnover rate(e)	3%	18%	17%	21%	14%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Global Stewardship Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$17.97	$19.65	$11.62	$9.09	$10.15	$10.00
From Investment Operations
Net investment income (loss)(b)	0.03	(0.02)	(0.01)	0.03	0.03	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.27)	0.06	8.77	2.64	(0.99)	0.15
Net Increase (Decrease) in Net Asset Value from Investment Operations	(7.24)	0.04	8.76	2.67	(0.96)	0.15
Dividends and Distributions to Shareholders
From net investment income	—	(0.23)	—	(0.03)	(0.02)	—
From net realized gain on investments	—	(1.49)	(0.73)	(0.11)	(0.08)	—
Total Dividends and Distributions	—	(1.72)	(0.73)	(0.14)	(0.10)	—
Net Asset Value, End of Period	$10.73	$17.97	$19.65	$11.62	$9.09	$10.15
Total Return
Total return based on net asset value(d)	(40.29)%	0.25%	75.39%	29.37%	(9.43)%	1.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,873	$3,137	$3,129	$1,784	$1,379	$1,523
Ratio of net expenses to average net assets, before waiver	5.00%*	3.64%	5.22%	6.60%	5.53%	18.55	%*
Ratio of net expenses to average net assets, after waiver	0.65%*	0.65%	0.65%	0.65%	0.65%	0.80	%*
Ratio of net investment income (loss) to average net assets	0.39%*	(0.11)%	(0.10)%	0.24%	0.25%	(0.31	)%*
Portfolio turnover rate(e)	3%	18%	17%	21%	14%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Health Innovation Equities Fund

	Value	% of Total Net Assets
Biotechnology	$2,581,452	40.8%
Electronics	306,045	4.8
Healthcare — Products	1,964,858	31.0
Healthcare — Services	383,051	6.0
Internet	264,822	4.2
Pharmaceuticals	584,141	9.2
Software	164,611	2.6
Total Value of Investments	6,248,980	98.6
Other assets less liabilities	89,064	1.4
Net Assets	$6,338,044	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Health Innovation Equities Fund

	Shares	Value
COMMON STOCKS — 93.8%
CHINA — 4.7%
Wuxi Biologics Cayman, Inc. *	25,500	$236,268
Zai Lab Ltd. *	17,190	59,435
		295,703
DENMARK — 14.1%
ALK-Abello A/S *	12,651	220,393
Ambu A/S, B Shares	19,021	185,856
Ascendis Pharma A/S ADR *	1,047	97,329
Genmab A/S *	1,210	392,578
		896,156
JAPAN — 4.2%
M3, Inc.	9,200	264,822
NETHERLANDS — 8.7%
Argenx SE *	1,469	553,744
UNITED KINGDOM — 0.9%
Exscientia PLC ADR *	4,893	53,285
UNITED STATES — 61.2%
10X Genomics, Inc., Class A *	4,815	217,879
ABIOMED, Inc. *	656	162,367
Alector, Inc. *	4,239	43,068
Alnylam Pharmaceuticals, Inc. *	2,108	307,452
American Well Corp., Class A *	6,439	27,816
Berkeley Lights, Inc. *	8,267	41,087
Bridgebio Pharma, Inc. *	5,833	52,964
Butterfly Network, Inc. *	16,985	52,144
Denali Therapeutics, Inc. *	3,834	112,835
Dexcom, Inc. *	2,272	169,332
Edwards Lifesciences Corp. *	3,044	289,454
Exact Sciences Corp. *	1,807	71,178
Health Catalyst, Inc. *	4,800	69,552
Illumina, Inc. *	1,328	244,830
Ionis Pharmaceuticals, Inc. *	3,825	141,601
Lyell Immunopharma, Inc. *	8,285	54,018

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Health Innovation Equities Fund

	Shares	Value
Masimo Corp. *	1,092	$142,692
Moderna, Inc. *	2,794	399,123
Novocure Ltd. *	2,151	149,495
Oscar Health, Inc., Class A *	3,073	13,060
Recursion Pharmaceuticals, Inc., Class A *	9,653	78,575
Relay Therapeutics, Inc. *	2,728	45,694
ResMed, Inc.	872	182,797
Sage Therapeutics, Inc. *	1,030	33,269
Sana Biotechnology, Inc. *	1,926	12,384
Shockwave Medical, Inc. *	2,673	510,997
Teladoc Health, Inc. *	3,189	105,907
Veeva Systems, Inc., Class A *	480	95,059
Vir Biotechnology, Inc. *	2,065	52,596
		3,879,225
Total Common Stocks
(cost $9,257,038)		5,942,935
PREFERRED STOCKS — 4.8%
GERMANY — 4.8%
Sartorius AG 0.33% (cost $580,154)	872	306,045
TOTAL INVESTMENTS — 98.6%
(cost $9,837,192)		$6,248,980
Other assets less liabilities — 1.4%		89,064
NET ASSETS — 100.0%		$6,338,044

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$4,029,839	$1,913,096	$—	$5,942,935
Preferred Stocks **	—	306,045	—	306,045
Total	$4,029,839	$2,219,141	$—	$6,248,980

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Health Innovation Equities Fund

ASSETS
Investments, at value (cost $9,837,192)	$6,248,980
Cash	116,891
Due from Investment Advisor	21,889
Tax reclaims receivable	189
Prepaid assets	5,339
Total Assets	6,393,288
LIABILITIES
Advisory fee payable	5,458
Administration & Supervisory fee payable	2,812
Trustee fee payable	65
Commitment fee payable	22
Accrued expenses	46,887
Total Liabilities	55,244
NET ASSETS	$6,338,044
COMPOSITION OF NET ASSETS
Paid-in capital	$10,000,000
Total accumulated loss	(3,661,956)
$6,338,044
NET ASSET VALUE, PER SHARE
Class K ($3,169,022 / 500,000 shares outstanding), unlimited authorized, no par value	$6.34
Institutional Class ($3,169,022 / 500,000 shares outstanding), unlimited authorized, no par value	$6.34

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford Health Innovation Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $301)	$2,830
Interest	43
Total Investment Income	2,873
EXPENSES
Advisory fee (Note B)	11,874
Administration & Supervisory fee — Class K shares (Note B)	3,059
Administration & Supervisory fee — Institutional Class shares (Note B)	3,059
Transfer agency	15,952
Fund accounting	32,668
Professional fees	12,814
Custody	1,687
Registration fees	640
Legal	526
Trustees' fees	136
Commitment fees	46
Miscellaneous	2,334
Total Expenses	84,795
Fees waived/expenses reimbursed	(61,406)
Total Expenses after Waiver	23,389
Net Investment Loss	(20,516)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(55,003)
Foreign currency transactions	132
(54,871)
Net change in unrealized depreciation on:
Investments	(3,562,593)
Translation of net assets and liabilities denominated in foreign currencies	(49)
(3,562,642)
Net realized and unrealized (loss)	(3,617,513)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,638,029)
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford Health Innovation Equities Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Period December 28, 2021(a) through December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(20,516)	$(532)
Net realized gain (loss)	(54,871)	2,188
Net change in unrealized depreciation	(3,562,642)	(25,583)
Net (Decrease) in Net Assets from Operations	(3,638,029)	(23,927)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	5,000,000
Institutional Class	—	5,000,000
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	10,000,000
Total Increase (Decrease) in Net Assets	(3,638,029)	9,976,073
NET ASSETS
Beginning of Period	9,976,073	—
End of Period	$6,338,044	$9,976,073

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Health Innovation Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Period December 28, 2021(a) through December 31, 2021
Net Asset Value, Beginning of Period	$9.98	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.02)	0.00	(c)
Net realized and unrealized (loss) on investments and foreign currency	(3.62)	(0.02)
Net (Decrease) in Net Asset Value from Investment Operations	(3.64)	(0.02)
Net Asset Value, End of Period	$6.34	$9.98
Total Return
Total return based on net asset value(d)	(36.47)%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,169	$4,988
Ratio of net expenses to average net assets, before waiver	2.36%*	33.47	%*
Ratio of net expenses to average net assets, after waiver	0.65%*	0.65	%*
Ratio of net investment income (loss) to average net assets	(0.57)%*	(0.65	)%*
Portfolio turnover rate(e)	4%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Health Innovation Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Period December 28, 2021(a) through December 31, 2021
Net Asset Value, Beginning of Period	$9.98	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.02)	0.00	(c)
Net realized and unrealized (loss) on investments and foreign currency	(3.62)	(0.02)
Net (Decrease) in Net Asset Value from Investment Operations	(3.64)	(0.02)
Net Asset Value, End of Period	$6.34	$9.98
Total Return
Total return based on net asset value(d)	(36.47)%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,169	$4,988
Ratio of net expenses to average net assets, before waiver	2.36%*	33.47	%*
Ratio of net expenses to average net assets, after waiver	0.65%*	0.65	%*
Ratio of net investment income (loss) to average net assets	(0.57)%*	(0.65	)%*
Portfolio turnover rate(e)	4%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Alpha Fund

	Value	% of Total Net Assets
Airlines	$80,665,305	3.2%
Auto Parts & Equipment	38,562,881	1.5
Banks	30,252,404	1.2
Biotechnology	26,976,011	1.1
Building Materials	82,225,651	3.3
Chemicals	86,483,544	3.5
Commercial Services	187,492,472	7.6
Cosmetics/Personal Care	33,394,505	1.3
Distribution/Wholesale	53,608,688	2.1
Diversified Financial Services	195,461,927	7.8
Electrical Components and Equipment	13,563,853	0.5
Electronics	34,893,551	1.4
Energy — Alternate Sources	23,345,180	0.9
Food	115,778,912	4.7
Healthcare — Products	23,822,933	0.9
Healthcare — Services	11,882,905	0.5
Home Furnishings	83,776,310	3.3
Insurance	188,920,661	7.6
Internet	373,523,037	14.7
Leisure Time	30,793,915	1.2
Machinery — Construction & Mining	35,160,052	1.4
Machinery — Diversified	171,287,364	6.9
Mining	48,411,341	1.9
Retail	55,096,279	2.2
Semiconductors	181,254,104	7.2
Software	165,063,875	6.6
Toys/Games/Hobbies	28,039,681	1.1
Transportation	66,882,000	2.7
Total Value of Investments	2,466,619,341	98.3
Other assets less liabilities	41,614,793	1.7
Net Assets	$2,508,234,134	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 2.6%
Cochlear Ltd.	116,030	$15,930,070
Rio Tinto PLC	809,735	48,411,341
		64,341,411
BELGIUM — 0.8%
Umicore SA	559,470	19,611,680
BRAZIL — 2.5%
MercadoLibre, Inc. *	99,628	63,450,084
CANADA — 3.2%
Constellation Software, Inc.	21,344	31,685,526
Ritchie Bros. Auctioneers, Inc.	455,773	29,652,591
Shopify, Inc., Class A *	566,270	17,690,275
		79,028,392
CHINA — 9.8%
Alibaba Group Holding Ltd. *	1,950,488	27,824,478
Futu Holdings Ltd. ADR *	188,600	9,846,806
Hangzhou Tigermed Consulting Co., Ltd., Class H	1,046,900	12,141,427
JD.com, Inc., Class A	66,847	2,154,014
Meituan, Class B *	1,489,000	37,156,937
Ping An Healthcare and Technology Co., Ltd. *	3,720,400	11,069,055
Ping An Insurance Group Co. of China Ltd., Class H	5,503,500	37,881,940
Prosus NV *	317,938	20,587,644
Tencent Holdings Ltd.	1,280,600	57,966,547
Tencent Music Entertainment Group ADR *	3,576,507	17,954,065
Wuxi Biologics Cayman, Inc. *	1,282,500	11,882,905
		246,465,818
DENMARK — 4.5%
Ambu A/S, B Shares	807,778	7,892,863
Chr. Hansen Holding A/S	370,979	27,080,637
DSV A/S	266,773	37,512,905
Novozymes A/S, B Shares	661,171	39,791,227
		112,277,632

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
FINLAND — 1.3%
Kone Oyj, B Shares	705,567	$33,722,715
FRANCE — 5.4%
Danone SA	748,369	41,910,302
Dassault Systemes SE	1,072,702	39,733,816
Edenred	864,595	40,956,433
Nexans SA	174,098	13,563,853
		136,164,404
GERMANY — 8.3%
BioNTech SE ADR	96,790	14,431,389
Deutsche Boerse AG	359,557	60,379,244
Rational AG	62,045	36,171,618
SAP SE	559,333	50,983,463
Scout24 SE	897,220	46,220,601
		208,186,315
HONG KONG — 5.4%
AIA Group Ltd.	8,658,600	94,608,796
Hong Kong Exchanges & Clearing Ltd.	820,200	40,564,031
		135,172,827
INDIA — 3.2%
Housing Development Finance Corp., Ltd.	2,110,485	58,390,183
ICICI Lombard General Insurance Co., Ltd.	1,525,684	21,723,738
		80,113,921
IRELAND — 5.4%
CRH PLC	1,304,689	44,960,235
Kingspan Group PLC	619,736	37,265,416
Ryanair Holdings PLC ADR *	774,255	52,068,649
		134,294,300
ITALY — 1.2%
FinecoBank Banca Fineco SpA	2,521,756	30,252,404
JAPAN — 14.5%
Denso Corp.	730,600	38,562,881
FANUC Corp.	247,800	38,839,999

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
Japan Exchange Group, Inc.	1,813,200	$26,281,664
Keyence Corp.	68,400	23,456,975
MonotaRO Co., Ltd.	2,081,100	31,036,889
Nidec Corp.	563,100	34,893,551
Nintendo Co., Ltd.	65,200	28,039,681
Shimano, Inc.	182,800	30,793,915
Shiseido Co., Ltd.	828,500	33,394,505
SMC Corp.	70,600	31,426,853
Sony Group Corp.	583,700	47,604,692
		364,331,605
NETHERLANDS — 6.0%
Adyen NV *	21,609	31,184,648
ASML Holding NV	88,852	41,977,055
IMCD NV	392,064	53,608,689
Topicus.com, Inc. *	438,299	24,730,933
		151,501,325
NORWAY — 0.9%
Aker Carbon Capture ASA *	13,537,856	23,345,180
PANAMA — 0.8%
Copa Holdings SA, Class A *	315,864	20,016,302
RUSSIA — 0.0%
Magnit PJSC GDR Reg S (a)	1,188,501	0
MMC Norilsk Nickel PJSC ADR (a)	773,861	0
		0
SINGAPORE — 0.5%
Sea Ltd. ADR *	202,748	13,555,731
SOUTH AFRICA — 1.4%
Discovery Ltd. *	4,388,164	34,706,187
SOUTH KOREA — 2.9%
Coupang, Inc. *	1,418,187	18,081,884
Samsung Electronics Co., Ltd.	1,265,726	55,827,831
		73,909,715

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
SPAIN — 1.6%
Amadeus IT Group SA *	698,749	$39,125,865
SWEDEN — 3.2%
Atlas Copco AB, B Shares	5,232,272	43,840,822
Epiroc AB, B Shares	2,594,567	35,160,051
		79,000,873
SWITZERLAND — 4.0%
Cie Financiere Richemont SA	409,315	44,027,224
Kuehne + Nagel International AG	123,606	29,369,095
Temenos AG	209,513	17,930,136
Wizz Air Holdings PLC *	398,982	8,580,354
		99,906,809
TAIWAN — 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,207,000	83,449,218
UNITED KINGDOM — 2.0%
Experian PLC	1,172,703	34,431,508
Just Eat Takeaway *	196,868	3,108,651
Oxford Nanopore Technologies PLC *	3,710,475	12,544,622
		50,084,781
UNITED STATES — 3.6%
Nestle SA	632,043	73,868,610
Spotify Technology SA *	178,357	16,735,237
		90,603,847
TOTAL INVESTMENTS — 98.3%
(cost $2,214,683,313)		$2,466,619,341
Other assets less liabilities — 1.7%		41,614,793
NET ASSETS — 100.0%		$2,508,234,134

(a)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act"), is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At June 30, 2022, the net value of these securities was $0 representing 0.0% of net assets.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Alpha Fund

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$329,899,472	$2,136,719,869	$0	$2,466,619,341
Total	$329,899,472	$2,136,719,869	$0	$2,466,619,341

**  Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$—
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(42,555,192)
Transfers into Level 3	42,555,192
Transfers out of Level 3	—
Balance at June 30, 2022	$0
Change in unrealized gain (loss) related to Investments still held at June 30, 2022	$(42,555,192)

$42,555,192 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to June 30, 2022.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Magnit PJSC GDR Reg S

MMC Norilsk Nickel PJSC ADR

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Alpha Fund

ASSETS
Investments, at value (cost $2,214,683,313)	$2,466,619,341
Cash	6,638,649
Foreign cash, at value (cost $1,944,496)	1,952,629
Receivable for investments sold	26,168,301
Tax reclaims receivable	8,643,941
Dividends receivable	2,182,431
Capital shares sold receivable	1,368,174
Prepaid assets	43,524
Total Assets	2,513,616,990
LIABILITIES
Advisory fee payable	2,365,877
Capital shares purchased payable	1,177,896
Administration & Supervisory fee payable	581,014
Shareholder Servicing fee payable	358,336
Trustee fee payable	27,439
Commitment fee payable	9,499
Accrued expenses	862,795
Total Liabilities	5,382,856
NET ASSETS	$2,508,234,134
COMPOSITION OF NET ASSETS
Paid-in capital	$2,287,673,639
Total distributable earnings	220,560,495
$2,508,234,134
NET ASSET VALUE, PER SHARE
Class 2 ($359,718,837 / 33,299,454 shares outstanding), unlimited authorized, no par value	$10.80
Class 3 ($373,416,516 / 34,010,699 shares outstanding), unlimited authorized, no par value	$10.98
Class 4 ($501,820,247 / 44,870,848 shares outstanding), unlimited authorized, no par value	$11.18
Class 5 ($88,003,823 / 7,709,658 shares outstanding), unlimited authorized, no par value	$11.41
Class K ($781,430,445 / 72,656,029 shares outstanding), unlimited authorized, no par value	$10.76
Institutional Class ($403,844,266 / 37,445,612 shares outstanding), unlimited authorized, no par value	$10.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford International Alpha Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $8,371,131)	$30,817,792
Non-cash income	3,474,891
Windfall tax recovery	3,462,867
Interest	6,312
Total Investment Income	37,761,862
EXPENSES
Advisory fee (Note B)	5,170,079
Shareholder Servicing fees — Class 2 shares (Note B)	267,086
Shareholder Servicing fees — Class 3 shares (Note B)	218,421
Shareholder Servicing fees — Class 4 shares (Note B)	240,386
Shareholder Servicing fees — Class 5 shares (Note B)	10,306
Administration & Supervisory fee — Class K shares (Note B)	844,494
Administration & Supervisory fee — Institutional Class shares (Note B)	463,357
Transfer agency	71,928
Sub-transfer agency — Institutional Class shares	342,008
Fund accounting	537,458
Custody	314,625
Legal	218,992
Trustees' fees	56,254
Registration fees	31,597
Professional fees	22,934
Commitment fees	18,843
Line of Credit Interest	7,878
Miscellaneous	115,567
Total Expenses	8,952,213
Net Investment Income	28,809,649
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments (net of India capital gains tax expense of $177,287)	(38,967,716)
Foreign currency transactions	(580,568)
(39,548,284)
Net change in unrealized depreciation on:
Investments (net of change in deferred India capital gains tax liability of $1,862,235) (Note A)	(1,119,796,033)
Translation of net assets and liabilities denominated in foreign currencies	(394,278)
(1,120,190,311)
Net realized and unrealized (loss)	(1,159,738,595)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,130,928,946)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford International Alpha Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$28,809,649	$39,653,062
Net realized gain (loss)	(39,548,284)	206,207,583
Net change in unrealized depreciation	(1,120,190,311)	(261,445,913)
Net (Decrease) in Net Assets from Operations	(1,130,928,946)	(15,585,268)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(24,786,900)
Class 3	—	(38,629,582)
Class 4	—	(66,380,678)
Class 5	—	(9,031,853)
Class K	—	(91,864,785)
Institutional Class	—	(56,749,052)
Return of Capital
Total Distributions to Shareholders	—	(287,442,850)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	182,269,469 *	21,780,009
Class 3	183,924,480 *	167,796,050
Class 4	2,420,000	233,443,729
Class 5	—	—
Class K	53,160,787	251,570,911
Institutional Class	128,088,077 *	272,576,224
Purchase fees:
Redemption fees:
Dividends reinvested:
Class 2	—	24,786,899
Class 3	—	38,629,582
Class 4	—	66,380,677
Class 5	—	9,031,928
Class K	—	82,904,506
Institutional Class	—	51,732,944
Cost of shares redeemed:
Class 2	(42,026,366)	(54,578,192)
Class 3	(176,400,469)*	(404,578,419)
Class 4	(161,424,480)*	(402,768,420)
Class 5	—	(24,534,404)
Class K	(130,082,165)*	(94,925,921)
Institutional Class	(279,119,076)	(228,187,591)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(239,189,743)	11,060,512
Total (Decrease) in Net Assets	(1,370,118,689)	(291,967,606)
NET ASSETS
Beginning of Period	3,878,352,823	4,170,320,429
End of Period	$2,508,234,134	$3,878,352,823

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Alpha Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$15.43		$16.78	$13.57	$10.78		$14.20	$10.90
From Investment Operations
Net investment income(a)	0.13		0.16	0.12	0.27		0.22	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(4.76)		(0.28)	3.47	3.20		(2.59)	3.62
Net Increase (Decrease) in Net Asset Value from Investment Operations	(4.63)		(0.12)	3.59	3.47		(2.37)	3.80
Dividends and Distributions to Shareholders
From net investment income	—		(0.16)	(0.10)	(0.34)		(0.17)	(0.14)
From net realized gain on investments	—		(1.07)	(0.28)	(0.34)		(0.88)	(0.36)
Total Dividends and Distributions	—		(1.23)	(0.38)	(0.68)		(1.05)	(0.50)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$10.80		$15.43	$16.78	$13.57		$10.78	$14.20
Total Return
Total return based on net asset value(c)	(29.97)%		(0.65)%	26.45%	32.14%		(16.57)%	34.96%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$359,719		$334,569	$367,841	$513,803		$335,450	$478,079
Ratio of net expenses to average net assets	0.60	%*	0.58%	0.59%	0.61%		0.62%	0.61%
Ratio of net investment income to average net assets	2.08	%*(d)	0.94%	0.85%	2.11	%(e)	1.57%	1.41%
Portfolio turnover rate(f)	11%		16%	24%	13%		33%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Alpha Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$15.67	$17.02	$13.76	$10.92		$14.37	$11.03
From Investment Operations
Net investment income(a)	0.13	0.18	0.13	0.28		0.22	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(4.82)	(0.28)	3.52	3.24		(2.60)	3.68
Net Increase (Decrease) in Net Asset Value from Investment Operations	(4.69)	(0.10)	3.65	3.52		(2.38)	3.86
Dividends and Distributions to Shareholders
From net investment income	—	(0.18)	(0.11)	(0.34)		(0.19)	(0.16)
From net realized gain on investments	—	(1.07)	(0.28)	(0.34)		(0.88)	(0.36)
Total Dividends and Distributions	—	(1.25)	(0.39)	(0.68)		(1.07)	(0.52)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$10.98	$15.67	$17.02	$13.76		$10.92	$14.37
Total Return
Total return based on net asset value(c)	(29.95)%	(0.58)%	26.54%	32.23%		(16.51)%	35.05%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$373,417	$524,717	$757,194	$668,206		$613,224	$1,119,162
Ratio of net expenses to average net assets	0.53%*	0.51%	0.52%	0.54%		0.55%	0.55%
Ratio of net investment income to average net assets	1.95%*	1.01%	0.92%	2.18	%(d)	1.58%	1.35%
Portfolio turnover rate(e)	11%	16%	24%	13%		33%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Alpha Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017(a)
Net Asset Value, Beginning of Period	$15.96	$17.32	$14.00	$11.10		$14.59	$13.43
From Investment Operations
Net investment income(b)	0.12	0.19	0.12	0.28		0.23	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(4.90)	(0.30)	3.60	3.31		(2.65)	1.64
Net Increase (Decrease) in Net Asset Value from Investment Operations	(4.78)	(0.11)	3.72	3.59		(2.42)	1.69
Dividends and Distributions to Shareholders
From net investment income	—	(0.18)	(0.12)	(0.35)		(0.19)	(0.17)
From net realized gain on investments	—	(1.07)	(0.28)	(0.34)		(0.88)	(0.36)
Total Dividends and Distributions	—	(1.25)	(0.40)	(0.69)		(1.07)	(0.53)
Net Asset Value, End of Period	$11.18	$15.96	$17.32	$14.00		$11.10	$14.59
Total Return
Total return based on net asset value(c)	(29.93)%	(0.55)%	26.57%	32.27%		(16.49)%	12.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$501,820	$912,395	$1,082,123	$580,146		$438,616	$232,741
Ratio of net expenses to average net assets	0.50%*	0.48%	0.49%	0.51%		0.52%	0.53%
Ratio of net investment income to average net assets	1.88%*	1.03%	0.82%	2.20	%(d)	1.61%	0.77%
Portfolio turnover rate(e)	11%	16%	24%	13%		33%	12%

*  Annualized.

(a)  Recommencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Alpha Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$16.29	$17.65	$14.26	$11.30		$14.82	$11.36
From Investment Operations
Net investment income(a)	0.14	0.20	0.14	0.30		0.21	0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(5.02)	(0.30)	3.66	3.35		(2.65)	3.79
Net Increase (Decrease) in Net Asset Value from Investment Operations	(4.88)	(0.10)	3.80	3.65		(2.44)	3.99
Dividends and Distributions to Shareholders
From net investment income	—	(0.19)	(0.13)	(0.35)		(0.20)	(0.17)
From net realized gain on investments	—	(1.07)	(0.28)	(0.34)		(0.88)	(0.36)
Total Dividends and Distributions	—	(1.26)	(0.41)	(0.69)		(1.08)	(0.53)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$11.41	$16.29	$17.65	$14.26		$11.30	$14.82
Total Return
Total return based on net asset value(c)	(29.92)%	(0.50)%	26.64%	32.34%		(16.44)%	35.16%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$88,004	$125,578	$149,745	$104,935		$79,293	$183,384
Ratio of net expenses to average net assets	0.45%*	0.43%	0.44%	0.46%		0.47%	0.47%
Ratio of net investment income to average net assets	2.02%*	1.09%	0.94%	2.25	%(d)	1.55%	1.45%
Portfolio turnover rate(e)	11%	16%	24%	13%		33%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Alpha Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$15.36	$16.71	$13.53	$10.75		$14.17	$12.44
From Investment Operations
Net investment income(b)	0.12	0.16	0.10	0.26		0.17	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(4.72)	(0.27)	3.47	3.20		(2.52)	2.25
Net Increase (Decrease) in Net Asset Value from Investment Operations	(4.60)	(0.11)	3.57	3.46		(2.35)	2.26
Dividends and Distributions to Shareholders
From net investment income	—	(0.17)	(0.11)	(0.34)		(0.19)	(0.17)
From net realized gain on investments	—	(1.07)	(0.28)	(0.34)		(0.88)	(0.36)
Total Dividends and Distributions	—	(1.24)	(0.39)	(0.68)		(1.07)	(0.53)
Net Asset Value, End of Period	$10.76	$15.36	$16.71	$13.53		$10.75	$14.17
Total Return
Total return based on net asset value(c)	(29.95)%	(0.62)%	26.40%	32.16%		(16.54)%	18.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$781,430	$1,222,693	$1,083,711	$566,554		$290,186	$108,728
Ratio of net expenses to average net assets	0.60%*	0.58%	0.59%	0.61%		0.62%	0.63%*
Ratio of net investment income to average net assets	1.86%*	0.92%	0.74%	2.09	%(d)	1.26%	0.12%*
Portfolio turnover rate(e)	11%	16%	24%	13%		33%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Alpha Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$15.41	$16.76	$13.58	$10.79		$14.19	$12.44
From Investment Operations
Net investment income(b)	0.11	0.14	0.08	0.25		0.22	0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(4.74)	(0.27)	3.49	3.22		(2.59)	2.17
Net Increase (Decrease) in Net Asset Value from Investment Operations	(4.63)	(0.13)	3.57	3.47		(2.37)	2.26
Dividends and Distributions to Shareholders
From net investment income	—	(0.15)	(0.11)	(0.34)		(0.15)	(0.15)
From net realized gain on investments	—	(1.07)	(0.28)	(0.34)		(0.88)	(0.36)
Total Dividends and Distributions	—	(1.22)	(0.39)	(0.68)		(1.03)	(0.51)
Net Asset Value, End of Period	$10.78	$15.41	$16.76	$13.58		$10.79	$14.19
Total Return
Total return based on net asset value(c)	(29.98)%	(0.74)%	26.29%	32.11%		(16.68)%	18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$403,844	$758,401	$729,705	$126,189		$38,019	$6
Ratio of net expenses to average net assets	0.72%*	0.68%	0.67%	0.67%		0.72%	0.62%*
Ratio of net investment income to average net assets	1.66%*	0.82%	0.52%	1.93	%(d)	1.58%	1.01%*
Portfolio turnover rate(e)	11%	16%	24%	13%		33%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Value	% of Total Net Assets
Apparel	$6,360,774	8.8%
Auto Manufacturers	8,018,305	11.1
Biotechnology	8,514,384	11.9
Commercial Services	4,075,406	5.7
Cosmetics/Personal Care	1,507,566	2.1
Food	2,362,179	3.3
Healthcare — Services	441,245	0.6
Internet	28,107,364	39.0
Investment Companies	797,964	1.1
Machinery — Diversified	962,043	1.3
Retail	2,099,534	2.9
Semiconductors	10,490,683	14.5
Total Value of Investments	73,737,447	102.3
Other liabilities less assets	(1,635,960)	(2.3)
Net Assets	$72,101,487	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
COMMON STOCKS — 102.3%
BRAZIL — 7.3%
MercadoLibre, Inc. *	8,268	$5,265,641
CANADA — 1.1%
Shopify, Inc., Class A *	26,420	825,361
CHINA — 23.0%
Alibaba Group Holding Ltd. *	225,724	3,220,042
Meituan, Class B *	268,500	6,700,226
NIO, Inc. ADR *	77,133	1,675,329
Tencent Holdings Ltd.	110,200	4,988,219
		16,583,816
DENMARK — 3.7%
Genmab A/S *	8,124	2,635,790
FRANCE — 10.9%
Hermes International	2,709	3,048,785
Kering	6,391	3,311,989
L'Oreal SA	4,342	1,507,566
		7,868,340
GERMANY — 2.9%
Zalando SE *	79,701	2,099,534
ITALY — 4.7%
Ferrari NV	18,241	3,357,032
JAPAN — 2.7%
M3, Inc.	66,600	1,917,080
NETHERLANDS — 19.1%
Adyen NV *	2,824	4,075,406
ASML Holding NV	20,526	9,697,261
		13,772,667
SOUTH KOREA — 4.1%
Delivery Hero SE *	78,259	2,952,386

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
SWEDEN — 2.4%
Atlas Copco AB, B Shares	114,817	$962,043
Kinnevik AB, B Shares *	49,299	797,964
		1,760,007
UNITED KINGDOM — 3.3%
Ocado Group PLC *	247,797	2,362,179
UNITED STATES — 17.1%
Ginkgo Bioworks Holdings, Inc. *	185,397	441,245
Illumina, Inc. *	11,543	2,128,068
Moderna, Inc. *	26,255	3,750,527
NVIDIA Corp.	5,234	793,422
Spotify Technology SA *	23,856	2,238,408
Tesla, Inc. *	4,434	2,985,944
		12,337,614
TOTAL INVESTMENTS — 102.3% **
(cost $95,638,083)		$73,737,447
Other liabilities less assets — (2.3)%		(1,635,960)
NET ASSETS — 100.0%		$72,101,487

*  Non-income producing security.

**  The Total Investments percentage exceeds 100% due to the timing of settling transactions and not as a result of borrowings for investment purposes.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks ***	$20,103,945	$53,633,502	$—	$73,737,447
Total	$20,103,945	$53,633,502	$—	$73,737,447

***  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

ASSETS
Investments, at value (cost $95,638,083)	$73,737,447
Cash	17,004
Foreign cash, at value (cost $701,399)	701,504
Receivable for investments sold	1,110,400
Capital shares sold receivable	669,552
Dividends receivable	215
Tax reclaims receivable	32,849
Due from Investment Advisor	28,838
Prepaid assets	19,627
Total Assets	76,317,436
LIABILITIES
Advisory fee payable	85,601
Capital shares purchased payable	2,159,007
Line of credit payable	1,850,000
Administration & Supervisory fee payable	36,381
Trustee fee payable	949
Commitment fee payable	329
Accrued expenses	83,682
Total Liabilities	4,215,949
NET ASSETS	$72,101,487
COMPOSITION OF NET ASSETS
Paid-in capital	$109,992,861
Total accumulated loss	(37,891,374)
$72,101,487
NET ASSET VALUE, PER SHARE
Class K ($29,992,759 / 5,200,878 shares outstanding), unlimited authorized, no par value	$5.77
Institutional Class ($42,108,728 / 7,390,642 shares outstanding), unlimited authorized, no par value	$5.70

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $59,157)	$253,420
Non-cash income	202,279
Total Investment Income	455,699
EXPENSES
Advisory fee (Note B)	195,369
Administration & Supervisory fee — Class K shares (Note B)	36,947
Administration & Supervisory fee — Institutional Class shares (Note B)	46,085
Transfer agency	21,450
Sub-transfer agency — Institutional Class shares	29,022
Fund accounting	47,009
Registration fees	29,484
Professional fees	15,991
Custody	11,845
Legal	7,104
Line of Credit Interest	2,973
Trustees' fees	1,808
Commitment fees	604
Miscellaneous	7,022
Total Expenses	452,713
Fees waived/expenses reimbursed	(72,028)
Total Expenses after Waiver	380,685
Net Investment Income	75,014
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(14,489,801)
Foreign currency transactions	(17,512)
(14,507,313)
Net change in unrealized depreciation on:
Investments	(41,950,727)
Translation of net assets and liabilities denominated in foreign currencies	(5,089)
(41,955,816)
Net realized and unrealized (loss)	(56,463,129)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(56,388,115)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford International Concentrated Growth Equities Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$75,014	$248,071
Net realized gain (loss)	(14,507,313)	3,666,248
Net change in unrealized depreciation	(41,955,816)	(11,690,410)
Net (Decrease) in Net Assets from Operations	(56,388,115)	(7,776,091)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(12,048,790)
Institutional Class	—	(11,556,065)
Total Distributions to Shareholders	—	(23,604,855)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	9,903,874	32,264,192
Institutional Class	58,239,758	103,591,639
Dividends reinvested:
Class K	—	11,398,944
Institutional Class	—	11,556,064
Cost of shares redeemed:
Class K	(11,877,376)	(16,619,698)
Institutional Class	(41,567,724)	(57,388,368)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	14,698,532	84,802,773
Total Increase (Decrease) in Net Assets	(41,689,583)	53,421,827
NET ASSETS
Beginning of Period	113,791,070	60,369,243
End of Period	$72,101,487	$113,791,070

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$9.89	$12.31	$12.70	$8.75		$10.05	$10.00
From Investment Operations
Net investment income (loss)(b)	0.01	0.04	(0.04)	0.03		(0.03)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.13)	0.03	12.16	3.94		(1.27)	0.05
Net Increase (Decrease) in Net Asset Value from Investment Operations	(4.12)	0.07	12.12	3.97		(1.30)	0.05
Dividends and Distributions to Shareholders
From net investment income	—	(0.03)	—	(0.02)		—	—
From net realized gain on investments	—	(2.46)	(12.51)	—		—	—
Total Dividends and Distributions	—	(2.49)	(12.51)	(0.02)		—	—
Net Asset Value, End of Period	$5.77	$9.89	$12.31	$12.70		$8.75	$10.05
Total Return
Total return based on net asset value(d)	(41.66)%	0.74%	97.24%	45.26%		(12.84)%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$29,993	$56,513	$42,357	$101,797		$55,852	$502
Ratio of net expenses to average net assets, before waiver	0.87%*	0.79%	0.79%	0.90%		1.07%	53.29	%*
Ratio of net expenses to average net assets, after waiver	0.72%*	0.72%	0.72%	0.72%		0.72%	0.72	%*
Ratio of net investment income (loss) to average net assets	0.23%*	0.27%	(0.26)%	(0.26	)%(e)	(0.26)%	(0.68	)%*
Portfolio turnover rate(f)	36%	54%	59%	4%		32%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$9.78		$12.19	$12.65	$8.72		$10.05	$10.00
From Investment Operations
Net investment income (loss)(b)	0.00	(c)	0.01	(0.09)	0.03		(0.06)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.08)		0.05	12.14	3.92		(1.27)	0.05
Net Increase (Decrease) in Net Asset Value from Investment Operations	(4.08)		0.06	12.05	3.95		(1.33)	0.05
Dividends and Distributions to Shareholders
From net investment income	—		(0.01)	—	(0.02)		—	—
From net realized gain on investments	—		(2.46)	(12.51)	—		—	—
Total Dividends and Distributions	—		(2.47)	(12.51)	(0.02)		—	—
Net Asset Value, End of Period	$5.70		$9.78	$12.19	$12.65		$8.72	$10.05
Total Return
Total return based on net asset value(d)	(41.72)%		0.69%	97.09%	45.32%		(13.23)%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$42,109		$57,278	$18,012	$876		$476	$502
Ratio of net expenses to average net assets, before waiver	0.97	%*	0.90%	0.87%	0.91%		1.16%	53.29	%*
Ratio of net expenses to average net assets, after waiver	0.83	%*	0.83%	0.80%	0.73%		0.81%	0.87	%*
Ratio of net investment income (loss) to average net assets	0.10	%*	0.11%	(0.47)%	0.30	%(e)	(0.53)%	(0.68	)%*
Portfolio turnover rate(f)	36%		54%	59%	4%		32%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Growth Fund

	Value	% of Total Net Assets
Apparel	$117,010,466	4.6%
Auto Manufacturers	174,894,907	6.8
Beverages	6,946,009	0.3
Biotechnology	192,200,502	7.5
Chemicals	73,195,434	2.9
Commercial Services	121,098,738	4.7
Cosmetics/Personal Care	78,051,806	3.1
Diversified Financial Services	65,665,949	2.6
Electronics	107,859,286	4.2
Energy — Alternate Sources	27,451,328	1.1
Food	86,266,578	3.4
Healthcare — Products	15,750,813	0.6
Healthcare — Services	32,720,840	1.3
Insurance	109,698,021	4.3
Internet	740,656,893	29.1
Investment Companies	65,825,654	2.6
Machinery — Diversified	106,752,321	4.1
Media	9,074,557	0.3
Retail	61,208,844	2.4
Semiconductors	262,063,527	10.3
Software	74,955,313	2.9
Total Value of Investments	2,529,347,786	99.1
Other assets less liabilities	23,278,455	0.9
Net Assets	$2,552,626,241	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 97.1%
AUSTRALIA — 1.3%
WiseTech Global Ltd.	1,309,250	$34,331,480
BELGIUM — 2.0%
Umicore SA	1,427,843	50,051,656
BRAZIL — 3.6%
MercadoLibre, Inc. *	143,868	91,625,213
CHINA — 18.0%
Alibaba Group Holding Ltd. *	5,263,008	75,078,879
Meituan, Class B *	5,262,400	131,319,451
NIO, Inc. ADR *	1,824,522	39,628,618
Pinduoduo, Inc. ADR *	280,511	17,335,580
Ping An Insurance Group Co. of China Ltd., Class H	5,283,500	36,367,626
Tencent Holdings Ltd.	2,783,700	126,004,590
Wuxi Biologics Cayman, Inc. *	3,531,500	32,720,840
		458,455,584
DENMARK — 6.3%
Ambu A/S, B Shares	1,611,983	15,750,813
Genmab A/S *	288,687	93,662,995
Novozymes A/S, B Shares	384,557	23,143,779
Vestas Wind Systems A/S	1,291,098	27,451,328
		160,008,915
FRANCE — 7.8%
Adevinta ASA *	626,550	4,612,616
Kering	225,790	117,010,466
L'Oreal SA	224,800	78,051,806
		199,674,888
GERMANY — 4.6%
Aixtron SE	1,179,242	30,121,209
CureVac NV *	233,787	3,181,841
HelloFresh SE *	1,110,944	36,244,220
MorphoSys AG *	162,909	3,232,776
Zalando SE *	1,667,550	43,927,646
		116,707,692

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
HONG KONG — 4.1%
AIA Group Ltd.	6,711,200	$73,330,395
Hong Kong Exchanges & Clearing Ltd.	657,501	32,517,545
		105,847,940
INDIA — 0.6%
Housing Development Finance Corp., Ltd.	564,415	15,615,508
ISRAEL — 1.6%
Wix.com Ltd. *	609,665	39,963,541
ITALY — 4.9%
Ferrari NV	676,984	124,590,590
JAPAN — 8.4%
CyberAgent, Inc.	1,328,800	13,312,640
GMO Payment Gateway, Inc.	198,300	14,125,104
M3, Inc.	2,178,900	62,719,588
Nidec Corp.	925,500	57,350,349
SBI Holdings, Inc.	897,300	17,532,896
SMC Corp.	111,700	49,722,089
		214,762,666
NETHERLANDS — 15.2%
Adyen NV *	74,126	106,973,634
Argenx SE *	244,388	92,122,889
ASML Holding NV	328,085	154,999,799
EXOR NV	561,946	35,115,986
		389,212,308
NEW ZEALAND — 0.6%
Xero Ltd. *	284,357	15,167,786
NORWAY — 0.3%
Schibsted ASA, Class A	241,038	4,354,104
Schibsted ASA, B Shares	288,179	4,720,453
		9,074,557
SINGAPORE — 0.8%
Sea Ltd. ADR *	295,503	19,757,330

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
SOUTH KOREA — 2.7%
Coupang, Inc. *	1,543,157	$19,675,252
Delivery Hero SE *	1,320,397	49,813,082
		69,488,334
SPAIN — 0.7%
Industria de Diseno Textil SA	760,433	17,281,198
SWEDEN — 3.4%
Atlas Copco AB, Class A	6,092,944	57,030,232
Kinnevik AB, B Shares *	1,897,274	30,709,668
		87,739,900
SWITZERLAND — 1.0%
Temenos AG	297,453	25,456,047
TAIWAN — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,801,000	76,942,519
UNITED KINGDOM — 2.0%
Ocado Group PLC *	5,247,438	50,022,358
UNITED STATES — 4.2%
Oatly Group AB ADR *	2,007,517	6,946,009
Spotify Technology SA *	953,204	89,439,131
Stellantis NV	859,921	10,675,699
		107,060,839
Total Common Stocks
(cost $1,950,807,504)		2,478,838,849
PREFERRED STOCKS — 2.0%
GERMANY — 2.0%
Sartorius AG 0.33% (cost $32,426,481)	143,913	50,508,937
TOTAL INVESTMENTS — 99.1%
(cost $1,983,233,985)		$2,529,347,786
Other assets less liabilities — 0.9%		23,278,455
NET ASSETS — 100.0%		$2,552,626,241

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Growth Fund

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$327,552,515	$2,151,286,334	$—	$2,478,838,849
Preferred Stocks **	—	50,508,937	—	50,508,937
Total	$327,552,515	$2,201,795,271	$—	$2,529,347,786

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Growth Fund

ASSETS
Investments, at value (cost $1,983,233,985)	$2,529,347,786
Cash	24,030,981
Foreign cash, at value (cost $969,899)	978,156
Tax reclaims receivable	9,718,446
Capital shares sold receivable	757,996
Dividends receivable	67,917
Prepaid assets	45,194
Total Assets	2,564,946,476
LIABILITIES
Advisory fee payable	2,287,536
Capital shares purchased payable	5,497,941
Payable for investment purchased	3,047,411
Shareholder Servicing fee payable	438,619
Administration & Supervisory fee payable	131,837
Deferred India capital gains tax liability (Note A)	116,531
Trustee fee payable	27,889
Commitment fee payable	9,698
Accrued expenses	762,773
Total Liabilities	12,320,235
NET ASSETS	$2,552,626,241
COMPOSITION OF NET ASSETS
Paid-in capital	$1,975,288,056
Total distributable earnings	577,338,185
$2,552,626,241
NET ASSET VALUE, PER SHARE
Class 2 ($564,992,699 / 51,795,647 shares outstanding), unlimited authorized, no par value	$10.91
Class 3 ($220,322,825 / 20,144,890 shares outstanding), unlimited authorized, no par value	$10.94
Class 4 ($461,608,409 / 42,176,493 shares outstanding), unlimited authorized, no par value	$10.94
Class 5 ($1,014,660,647 / 92,433,053 shares outstanding), unlimited authorized, no par value	$10.98
Class K ($57,304,464 / 5,266,500 shares outstanding), unlimited authorized, no par value	$10.88
Institutional Class ($233,737,197 / 21,555,007 shares outstanding), unlimited authorized, no par value	$10.84

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford International Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $10,332,793)	$15,932,274
Non-cash income	6,483,970
Windfall tax recovery	7,347,037
Interest	13,931
Total Investment Income	29,777,212
EXPENSES
Advisory fee (Note B)	4,942,283
Shareholder Servicing fees — Class 2 shares (Note B)	404,024
Shareholder Servicing fees — Class 3 shares (Note B)	166,951
Shareholder Servicing fees — Class 4 shares (Note B)	214,269
Shareholder Servicing fees — Class 5 shares (Note B)	119,039
Administration & Supervisory fee — Class K shares (Note B)	54,732
Administration & Supervisory fee — Institutional Class shares (Note B)	217,962
Transfer agency	64,808
Sub-transfer agency — Institutional Class shares	142,881
Fund accounting	517,240
Custody	272,507
Legal	210,970
Trustees' fees	53,690
Registration fees	38,005
Commitment fees	17,939
Professional fees	17,597
Miscellaneous	53,352
Total Expenses	7,508,249
Net Investment Income	22,268,963
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	41,490,005
Foreign currency transactions	(272,043)
41,217,962
Net change in unrealized depreciation on:
Investments (net of change in deferred India capital gains tax liability of $335,369) (Note A)	(1,402,358,269)
Translation of net assets and liabilities denominated in foreign currencies	(387,387)
(1,402,745,656)
Net realized and unrealized (loss)	(1,361,527,694)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,339,258,731)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford International Growth Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$22,268,963	$32,407,436
Net realized gain	41,217,962	447,638,726
Net change in unrealized depreciation	(1,402,745,656)	(869,061,162)
Net (Decrease) in Net Assets from Operations	(1,339,258,731)	(389,015,000)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(62,818,687)
Class 3	—	(69,076,213)
Class 4	—	(120,474,576)
Class 5	—	(219,002,340)
Class K	—	(12,174,900)
Institutional Class	—	(47,370,977)
Total Distributions to Shareholders	—	(530,917,693)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	314,478,605 *	94,862,331
Class 3	137,813,900 *	152,146,174
Class 4	—	32,700,771
Class 5	—	2,000,000
Class K	10,582,118	12,785,685
Institutional Class	166,811,395	237,406,612
Dividends reinvested:
Class 2	—	62,797,066
Class 3	—	69,053,504
Class 4	—	120,474,576
Class 5	—	219,002,340
Class K	—	9,023,516
Institutional Class	—	46,287,943
Cost of shares redeemed:
Class 2	(1,550,000)	(195,081,174)
Class 3	(262,475,605)*	(299,199,945)
Class 4	(111,613,900)*	(53,552,555)
Class 5	—	(125,000,000)
Class K	(6,645,721)	(45,641,020)
Institutional Class	(142,810,945)	(175,527,255)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	104,589,847	164,538,569
Total (Decrease) in Net Assets	(1,234,668,884)	(755,394,124)
NET ASSETS
Beginning of Period	3,787,295,125	4,542,689,249
End of Period	$2,552,626,241	$3,787,295,125

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$16.81		$21.56	$14.59	$10.74		$14.39	$10.09
From Investment Operations
Net investment income(a)	0.11		0.15	0.00 (b)	0.15		0.11	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(6.01)		(2.20)	9.17	3.87		(2.61)	4.60
Net Increase (Decrease) in Net Asset Value from Investment Operations	(5.90)		(2.05)	9.17	4.02		(2.50)	4.65
Dividends and Distributions to Shareholders
From net investment income	—		(0.41)	—	(0.15)		(0.10)	(0.06)
From net realized gain on investments	—		(2.29)	(2.20)	(0.02)		(1.03)	(0.29)
Return of capital	—		—	—	—		(0.02)	—
Total Dividends and Distributions	—		(2.70)	(2.20)	(0.17)		(1.15)	(0.35)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$10.91		$16.81	$21.56	$14.59		$10.74	$14.39
Total Return
Total return based on net asset value(c)	(35.12)%		(9.40)%	62.95%	37.34%		(17.33)%	46.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$564,993		$455,384	$599,275	$874,230		$632,645	$746,817
Ratio of net expenses to average net assets	0.59	%*	0.57%	0.58%	0.60%		0.60%	0.61%
Ratio of net investment income to average net assets	1.83	%*(d)	0.68%	0.02%	1.16	%(e)	0.72%	0.42%
Portfolio turnover rate(f)	6%		13%	26%	6%		14%	9%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Growth Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$16.85		$21.63	$14.62	$10.76		$14.42	$10.11
From Investment Operations
Net investment income(a)	0.08		0.16	0.01	0.16		0.11	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(5.99)		(2.21)	9.20	3.88		(2.61)	4.62
Net Increase (Decrease) in Net Asset Value from Investment Operations	(5.91)		(2.05)	9.21	4.04		(2.50)	4.67
Dividends and Distributions to Shareholders
From net investment income	—		(0.44)	—	(0.16)		(0.11)	(0.07)
From net realized gain on investments	—		(2.29)	(2.20)	(0.02)		(1.03)	(0.29)
Return of capital	—		—	—	—		(0.02)	—
Total Dividends and Distributions	—		(2.73)	(2.20)	(0.18)		(1.16)	(0.36)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$10.94		$16.85	$21.63	$14.62		$10.76	$14.42
Total Return
Total return based on net asset value(c)	(35.10)%		(9.34)%	63.07%	37.44%		(17.27)%	46.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$220,323		$503,783	$693,179	$546,477		$393,050	$601,549
Ratio of net expenses to average net assets	0.52	%*	0.50%	0.51%	0.53%		0.53%	0.54%
Ratio of net investment income to average net assets	1.21	%*(d)	0.74%	0.03%	1.22	%(e)	0.74%	0.41%
Portfolio turnover rate(f)	6%		13%	26%	6%		14%	9%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Growth Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$16.86		$21.65	$14.63	$10.77		$14.43	$10.12
From Investment Operations
Net investment income(a)	0.09		0.17	0.01	0.16		0.12	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(6.01)		(2.21)	9.21	3.88		(2.61)	4.62
Net Increase (Decrease) in Net Asset Value from Investment Operations	(5.92)		(2.04)	9.22	4.04		(2.49)	4.68
Dividends and Distributions to Shareholders
From net investment income	—		(0.46)	0.00 (b)	(0.16)		(0.12)	(0.08)
From net realized gain on investments	—		(2.29)	(2.20)	(0.02)		(1.03)	(0.29)
Return of capital	—		—	—	—		(0.02)	—
Total Dividends and Distributions	—		(2.75)	(2.20)	(0.18)		(1.17)	(0.37)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$10.94		$16.86	$21.65	$14.63		$10.77	$14.43
Total Return
Total return based on net asset value(c)	(35.09)%		(9.31)%	63.12%	37.48%		(17.24)%	46.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$461,608		$860,635	$969,427	$283,094		$205,923	$302,474
Ratio of net expenses to average net assets	0.49	%*	0.47%	0.48%	0.50%		0.50%	0.51%
Ratio of net investment income to average net assets	1.39	%*(d)	0.78%	0.06%	1.26	%(e)	0.83%	0.45%
Portfolio turnover rate(f)	6%		13%	26%	6%		14%	9%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Growth Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$16.91		$21.70	$14.66	$10.79		$14.46	$10.14
From Investment Operations
Net investment income(a)	0.10		0.18	0.02	0.17		0.12	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(6.03)		(2.21)	9.23	3.89		(2.61)	4.62
Net Increase (Decrease) in Net Asset Value from Investment Operations	(5.93)		(2.03)	9.25	4.06		(2.49)	4.69
Dividends and Distributions to Shareholders
From net investment income	—		(0.47)	(0.01)	(0.17)		(0.13)	(0.08)
From net realized gain on investments	—		(2.29)	(2.20)	(0.02)		(1.03)	(0.29)
Return of capital	—		—	—	—		(0.02)	—
Total Dividends and Distributions	—		(2.76)	(2.21)	(0.19)		(1.18)	(0.37)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$10.98		$16.91	$21.70	$14.66		$10.79	$14.46
Total Return
Total return based on net asset value(c)	(35.07)%		(9.27)%	63.20%	37.55%		(17.20)%	46.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,014,661		$1,562,791	$1,842,231	$1,298,918		$944,366	$1,139,553
Ratio of net expenses to average net assets	0.44	%*	0.42%	0.43%	0.45%		0.45%	0.46%
Ratio of net investment income to average net assets	1.57	%*(d)	0.82%	0.13%	1.31	%(e)	0.84%	0.51%
Portfolio turnover rate(f)	6%		13%	26%	6%		14%	9%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$16.77		$21.54	$14.58	$10.73		$14.38	$12.02
From Investment Operations
Net investment income (loss)(b)	0.09		0.15	(0.05)	0.15		0.10	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(5.98)		(2.20)	9.21	3.87		(2.60)	2.71
Net Increase (Decrease) in Net Asset Value from Investment Operations	(5.89)		(2.05)	9.16	4.02		(2.50)	2.72
Dividends and Distributions to Shareholders
From net investment income	—		(0.43)	0.00 (c)	(0.15)		(0.10)	(0.07)
From net realized gain on investments	—		(2.29)	(2.20)	(0.02)		(1.03)	(0.29)
Return of capital	—		—	—	—		(0.02)	—
Total Dividends and Distributions	—		(2.72)	(2.20)	(0.17)		(1.15)	(0.36)
Net Asset Value, End of Period	$10.88		$16.77	$21.54	$14.58		$10.73	$14.38
Total Return
Total return based on net asset value(d)	(35.12)%		(9.43)%	62.95%	37.40%		(17.32)%	22.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$57,304		$82,820	$130,401	$7		$5	$6
Ratio of net expenses to average net assets	0.59	%*	0.57%	0.58%	0.60%		0.60%	0.60%*
Ratio of net investment income (loss) to average net assets	1.48	%*(e)	0.69%	(0.26)%	1.17	%(f)	0.72%	0.14%*
Portfolio turnover rate(g)	6%		13%	26%	6%		14%	9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(f)  Large increase due to one-off taxable stock dividends that were treated as income.

(g)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$16.72		$21.48	$14.55	$10.72		$14.38	$12.02
From Investment Operations
Net investment income (loss)(b)	0.09		0.12	(0.03)	0.15		(0.01)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(5.97)		(2.18)	9.16	3.85		(2.49)	2.71
Net Increase (Decrease) in Net Asset Value from Investment Operations	(5.88)		(2.06)	9.13	4.00		(2.50)	2.72
Dividends and Distributions to Shareholders
From net investment income	—		(0.41)	—	(0.15)		(0.11)	(0.07)
From net realized gain on investments	—		(2.29)	(2.20)	(0.02)		(1.03)	(0.29)
Return of capital	—		—	—	—		(0.02)	—
Total Dividends and Distributions	—		(2.70)	(2.20)	(0.17)		(1.16)	(0.36)
Net Asset Value, End of Period	$10.84		$16.72	$21.48	$14.55		$10.72	$14.38
Total Return
Total return based on net asset value(c)	(35.17)%		(9.49)%	62.84%	37.25%		(17.34)%	22.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$233,737		$321,882	$308,176	$26,800		$2,081	$6
Ratio of net expenses to average net assets	0.70	%*	0.65%	0.64%	0.65%		0.69%	0.60%*
Ratio of net investment income (loss) to average net assets	1.42	%*(d)	0.55%	(0.16)%	1.09	%(e)	(0.23)%	0.14%*
Portfolio turnover rate(f)	6%		13%	26%	6%		14%	9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income and one-off windfall tax reclaim payable to the Fund.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Value	% of Total Net Assets
Banks	$240,868	0.7%
Biotechnology	132,843	0.4
Building Materials	1,536,395	4.5
Chemicals	269,556	0.8
Commercial Services	1,583,793	4.7
Computers	455,971	1.3
Distribution/Wholesale	1,530,406	4.4
Diversified Financial Services	3,776,485	10.9
Electrical Components & Equipment	321,237	0.9
Electronics	1,658,334	4.8
Food	222,968	0.6
Hand/Machine Tools	435,298	1.3
Healthcare — Products	527,495	1.6
Home Furnishings	154,541	0.5
Insurance	149,467	0.4
Internet	3,632,310	10.7
Investment Companies	136,711	0.4
Leisure Time	1,242,454	3.6
Machinery — Diversified	1,081,044	3.2
Media	69,732	0.2
Miscellaneous Manufacturing	1,943,559	5.7
Pharmaceuticals	684,279	2.0
Private Equity	234,781	0.7
Retail	1,627,001	4.8
Semiconductors	4,299,122	12.6
Software	4,600,585	13.5
Telecommunications	731,855	2.1
Toys/Games/Hobbies	546,676	1.6
Total Value of Investments	33,825,766	98.9
Other assets less liabilities	373,237	1.1
Net Assets	$34,199,003	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 1.5%
Cleanspace Holdings Ltd. *	187,020	$95,527
Netwealth Group Ltd.	49,511	416,394
		511,921
BELGIUM — 1.0%
Biocartis Group NV *	26,628	53,405
Melexis NV	4,110	295,592
		348,997
CANADA — 4.2%
Docebo, Inc. *	11,416	327,882
Kinaxis, Inc. *	10,204	1,101,575
		1,429,457
CHINA — 5.7%
Airtac International Group *	58,229	1,943,559
DENMARK — 1.5%
ALK-Abello A/S *	28,755	500,941
FRANCE — 0.9%
Cellectis SA ADR *	21,808	61,717
Cellectis SA *	506	1,396
ESI Group *	3,608	245,383
		308,496
GERMANY — 4.6%
Aumann AG	9,655	127,689
Auto1 Group SE *	18,739	138,001
Hypoport SE *	3,716	741,154
New Work SE	2,533	360,983
Tonies SE, Class A *	33,746	154,541
Veganz Group AG *	1,973	35,563
		1,557,931

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
HONG KONG — 1.4%
Hypebeast Ltd. *	1,335,000	$163,101
Johnson Electric Holdings Ltd.	247,500	321,237
		484,338
INDIA — 1.2%
CreditAccess Grameen Ltd. *	33,109	427,667
IRELAND — 1.3%
Keywords Studios PLC	17,068	455,971
ISRAEL — 2.4%
Maytronics Ltd.	59,188	838,484
ITALY — 7.7%
Brunello Cucinelli SpA	27,782	1,254,815
Reply SpA	8,108	986,348
Technogym SpA	61,781	403,970
		2,645,133
JAPAN — 26.2%
Anicom Holdings, Inc.	31,300	149,467
Bengo4.com, Inc. *	16,300	461,458
COLOPL, Inc.	56,500	273,021
Demae-Can Co., Ltd. *	24,500	78,350
DMG Mori Seiki Co., Ltd.	35,000	435,298
eGuarantee, Inc.	30,600	486,223
GA Technologies Co., Ltd. *	32,300	333,702
Ichiyoshi Securities Co., Ltd.	50,200	240,868
Infomart Corp.	70,100	195,762
Inter Action Corp.	11,500	159,399
Iriso Electronics Co., Ltd.	12,200	289,147
Istyle, Inc. *	74,600	125,746
JMDC, Inc.	10,500	462,355
Kamakura Shinsho Ltd.	60,000	251,509
Katitas Co., Ltd.	33,300	720,017
KH Neochem Co., Ltd.	14,700	269,556
Kitanotatsujin Corp.	113,900	171,518
Locondo, Inc. *	21,100	180,541
Megachips Corp.	36,000	840,264

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
Optex Group Co., Ltd.	21,000	$312,499
Outsourcing, Inc.	41,700	318,944
Raksul, Inc. *	37,800	523,695
Sansan, Inc. *	27,800	191,145
Shima Seiki Manufacturing Ltd.	18,100	278,950
Snow Peak, Inc.	10,800	215,213
Tsugami Corp.	69,400	578,878
Uzabase, Inc. *	12,300	71,453
WealthNavi, Inc. *	25,500	335,207
		8,950,185
NEW ZEALAND — 0.4%
Volpara Health Technologies Ltd. *	419,272	121,528
SOUTH KOREA — 4.0%
Cafe24 Corp. *	11,935	113,837
Douzone Bizon Co., Ltd.	18,560	523,852
Genexine, Inc. *	2,957	69,730
Koh Young Technology, Inc.	61,703	673,962
		1,381,381
SWEDEN — 12.0%
AddTech AB, B Shares	79,278	1,037,391
Avanza Bank Holding AB	75,308	1,269,892
Bactiguard Holding AB *	10,575	115,729
Cellavision AB	5,083	168,766
HMS Networks AB	17,120	731,855
Paradox Interactive AB	21,042	367,789
Storytel AB *	14,558	69,732
VNV Global AB *	58,064	136,711
Xvivo Perfusion AB *	9,042	189,595
		4,087,460
SWITZERLAND — 5.2%
Bossard Holding AG	2,541	493,015
Sensirion Holding AG *	9,734	988,748
u-blox Holding AG *	2,773	281,520
		1,763,283

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
TAIWAN — 7.6%
ASPEED Technology, Inc.	12,100	$776,667
Chroma ATE, Inc. *	135,000	695,224
Global Unichip Corp.	59,000	956,932
TCI Co., Ltd.	35,148	183,338
		2,612,161
UNITED KINGDOM — 8.9%
Alpha FX Group PLC	22,250	422,525
dotdigital group PLC	211,080	178,832
FD Technologies PLC *	21,114	504,530
Games Workshop Group PLC	6,715	546,676
Hotel Chocolat Group PLC *	54,018	187,405
Molten Ventures PLC *	45,854	234,781
Naked Wines PLC *	74,975	156,973
Team17 Group PLC *	64,587	302,694
Victoria PLC *	91,718	503,879
		3,038,295
UNITED STATES — 1.2%
Burford Capital Ltd.	42,692	418,578
TOTAL INVESTMENTS — 98.9%
(cost $53,179,036)		$33,825,766
Other assets less liabilities — 1.1%		373,237
NET ASSETS — 100.0%		$34,199,003

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$3,006,712	$30,819,054	$—	$33,825,766
Total	$3,006,712	$30,819,054	$—	$33,825,766

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International Smaller Companies Fund

ASSETS
Investments, at value (cost $53,179,036)	$33,825,766
Cash	395,786
Foreign cash, at value (cost $44,452)	44,134
Due from Investment Advisor	39,115
Dividends receivable	24,696
Tax reclaims receivable	20,491
Prepaid assets	25,913
Total Assets	34,375,901
LIABILITIES
Advisory fee payable	56,944
Deferred India capital gains tax liability (Note A)	22,039
Administration & Supervisory fee payable	16,691
Trustee fee payable	372
Commitment fee payable	128
Accrued expenses	80,724
Total Liabilities	176,898
NET ASSETS	$34,199,003
COMPOSITION OF NET ASSETS
Paid-in capital	$56,387,477
Total accumulated loss	(22,188,474)
$34,199,003
NET ASSET VALUE, PER SHARE
Class K ($22,593,587 / 2,053,498 shares outstanding), unlimited authorized, no par value	$11.00
Institutional Class ($11,605,416 / 1,055,512 shares outstanding), unlimited authorized, no par value	$11.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford International Smaller Companies Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $53,478)	$270,103
Interest	170
Total Investment Income	270,273
EXPENSES
Advisory fee (Note B)	125,259
Administration & Supervisory fee — Class K shares (Note B)	25,838
Administration & Supervisory fee — Institutional Class shares (Note B)	10,876
Transfer agency	18,869
Sub-transfer agency — Institutional Class shares	5,431
Fund accounting	54,869
Registration fees	31,257
Professional fees	17,212
Custody	16,657
Legal	3,071
Trustees' fees	795
Line of Credit Interest	343
Commitment fees	267
Miscellaneous	2,868
Total Expenses	313,612
Fees waived/expenses reimbursed	(113,814)
Total Expenses after Waiver	199,798
Net Investment Income	70,475
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments (net of India capital gains tax expense of $2,140)	(2,556,417)
Foreign currency transactions	(2,505)
(2,558,922)
Net change in unrealized depreciation on:
Investments (net of deferred India capital gains tax expense of $22,039) (Note A)	(20,918,162)
Translation of net assets and liabilities denominated in foreign currencies	(1,914)
(20,920,076)
Net realized and unrealized (loss)	(23,478,998)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(23,408,523)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford International Smaller Companies Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$70,475	$(78,936)
Net realized loss	(2,558,922)	(21,702)
Net change in unrealized appreciation (depreciation)	(20,920,076)	783,376
Net Increase (Decrease) in Net Assets from Operations	(23,408,523)	682,738
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(168,144)
Institutional Class	—	(60,637)
Total Distributions to Shareholders	—	(228,781)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	1,195,100	40,085,550
Institutional Class	3,513,257	14,302,761
Dividends reinvested:
Class K	—	166,380
Institutional Class	—	60,637
Cost of shares redeemed:
Class K	(3,509,000)	—
Institutional Class	(478,768)	(53,975)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	720,589	54,561,353
Total Increase (Decrease) in Net Assets	(22,687,934)	55,015,310
NET ASSETS
Beginning of Period	56,886,937	1,871,627
End of Period	$34,199,003	$56,886,937

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Smaller Companies Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Period December 19, 2018(a) through December 31, 2018
Net Asset Value, Beginning of Period	$18.55	$17.49	$12.30	$9.95	$10.00
From Investment Operations
Net investment income (loss)(b)	0.02	(0.06)	(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(7.57)	1.20	6.00	2.64	(0.06)
Net Increase (Decrease) in Net Asset Value from Investment Operations	(7.55)	1.14	5.97	2.65	(0.05)
Dividends and Distributions to Shareholders
From net investment income	—	(0.01)	—	(0.11)	—
From net realized gain on investments	—	(0.07)	(0.78)	(0.19)	—
Total Dividends and Distributions	—	(0.08)	(0.78)	(0.30)	—
Net Asset Value, End of Period	$11.00	$18.55	$17.49	$12.30	$9.95
Total Return
Total return based on net asset value(c)	(40.70)%	6.49%	48.61%	26.58%	(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$22,594	$41,517	$936	$630	$497
Ratio of net expenses to average net assets, before waiver	1.43%*	1.84%	17.20%	15.15%	95.80%*
Ratio of net expenses to average net assets, after waiver	0.90%*	0.90%	0.90%	0.90%	0.90%*
Ratio of net investment income (loss) to average net assets	0.33%*	(0.31)%	(0.23)%	0.13%	1.85%*
Portfolio turnover rate(d)	12%	16%	16%	11%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International Smaller Companies Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Period December 19, 2018(a) through December 31, 2018
Net Asset Value, Beginning of Period	$18.55	$17.49	$12.30	$9.95	$10.00
From Investment Operations
Net investment income (loss)(b)	0.02	(0.06)	(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(7.57)	1.20	6.00	2.64	(0.06)
Net Increase (Decrease) in Net Asset Value from Investment Operations	(7.55)	1.14	5.97	2.65	(0.05)
Dividends and Distributions to Shareholders
From net investment income	—	(0.01)	—	(0.11)	—
From net realized gain on investments	—	(0.07)	(0.78)	(0.19)	—
Total Dividends and Distributions	—	(0.08)	(0.78)	(0.30)	—
Net Asset Value, End of Period	$11.00	$18.55	$17.49	$12.30	$9.95
Total Return
Total return based on net asset value(c)	(40.70)%	6.48%	48.61%	26.58%	(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,605	$15,370	$936	$630	$498
Ratio of net expenses to average net assets, before waiver	1.51%*	1.91%	17.20%	15.15%	95.80%*
Ratio of net expenses to average net assets, after waiver	0.99%*	0.97%	0.90%	0.90%	0.90%*
Ratio of net investment income (loss) to average net assets	0.31%*	(0.30)%	(0.23)%	0.13%	1.85%*
Portfolio turnover rate(d)	12%	16%	16%	11%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Value	% of Total Net Assets
Advertising	$12,344,187	2.1%
Apparel	39,260,039	6.6
Auto Manufacturers	46,965,888	8.0
Auto Parts & Equipment	19,427,266	3.3
Biotechnology	72,003,304	12.2
Commercial Services	17,967,656	3.0
Diversified Financial Services	13,204,133	2.2
Food	2,878,665	0.5
Healthcare — Products	14,806,979	2.5
Healthcare — Services	2,951,319	0.5
Internet	192,534,019	32.5
Leisure Time	3,220,188	0.5
Pharmaceuticals	17,454,032	3.0
Retail	2,416,805	0.4
Semiconductors	53,731,860	9.1
Software	67,265,584	11.4
Total Value of Investments	578,431,924	97.8
Other assets less liabilities	13,258,753	2.2
Net Assets	$591,690,677	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 97.8%
CANADA — 1.3%
Shopify, Inc., Class A *	248,440	$7,761,266
CHINA — 25.2%
Alibaba Group Holding Ltd. *	1,142,552	16,298,953
BeiGene Ltd. ADR *	58,029	9,391,994
Bilibili, Inc., Class Z *	142,785	3,660,461
Contemporary Amperex Technology Co., Ltd., Class A	242,500	19,427,266
Meituan, Class B *	1,460,800	36,453,225
NIO, Inc. ADR *	561,504	12,195,867
Pinduoduo, Inc. ADR *	339,513	20,981,903
Tencent Holdings Ltd.	682,900	30,911,569
		149,321,238
FRANCE — 6.6%
Hermes International	10,661	11,998,192
Kering	52,606	27,261,847
		39,260,039
GERMANY — 3.0%
BioNTech SE ADR	117,874	17,575,013
INDIA — 2.2%
Housing Development Finance Corp., Ltd.	477,257	13,204,132
NETHERLANDS — 7.2%
Adyen NV *	10,734	15,490,583
ASML Holding NV	57,204	27,025,340
		42,515,923
SINGAPORE — 0.7%
Sea Ltd. ADR *	57,081	3,816,436
SOUTH KOREA — 1.8%
Coupang, Inc. *	837,121	10,673,293

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
UNITED STATES — 49.8%
Affirm Holdings, Inc. *	137,158	$2,477,074
Amazon.com, Inc. *	323,575	34,366,901
Atlassian Corp. PLC, Class A *	95,167	17,834,296
Beyond Meat, Inc. *	120,245	2,878,665
Carvana Co. *	107,033	2,416,805
Cloudflare, Inc., Class A *	229,985	10,061,844
Dexcom, Inc. *	234,188	17,454,032
Ginkgo Bioworks Holdings, Inc. *	1,240,050	2,951,319
Illumina, Inc. *	108,880	20,073,117
Intuitive Surgical, Inc. *	73,773	14,806,979
Meta Platforms, Inc., Class A *	80,389	12,962,726
Moderna, Inc. *	174,751	24,963,180
Netflix, Inc. *	64,675	11,309,717
NVIDIA Corp.	176,176	26,706,520
Peloton Interactive, Inc., Class A *	350,783	3,220,188
ROBLOX Corp., Class A *	223,439	7,342,206
salesforce, Inc. *	58,584	9,668,703
Spotify Technology SA *	74,582	6,998,029
Tesla, Inc. *	51,632	34,770,021
Trade Desk, Inc. (The), Class A *	294,681	12,344,187
Workday, Inc., Class A *	88,017	12,285,413
Zoom Video Communications, Inc., Class A *	59,393	6,412,662
		294,304,584
TOTAL INVESTMENTS — 97.8%
(cost $631,981,779)		$578,431,924
Other assets less liabilities — 2.2%		13,258,753
NET ASSETS — 100.0%		$591,690,677

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$376,700,355	$201,731,569	$—	$578,431,924
Total	$376,700,355	$201,731,569	$—	$578,431,924

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Long Term Global Growth Fund

ASSETS
Investments, at value (cost $631,981,779)	$578,431,924
Cash	13,085,624
Capital shares sold receivable	1,351,683
Tax reclaims receivable	176,759
Dividends receivable	135,263
Prepaid assets	22,476
Total Assets	593,203,729
LIABILITIES
Advisory fee payable	771,972
Shareholder Servicing fee payable	279,103
Capital shares purchased payable	176,696
Trustee fee payable	8,076
Commitment fee payable	2,800
Accrued expenses	274,405
Total Liabilities	1,513,052
NET ASSETS	$591,690,677
COMPOSITION OF NET ASSETS
Paid-in capital	$738,015,443
Total accumulated loss	(146,324,766)
$591,690,677
NET ASSET VALUE, PER SHARE
Class 2 ($62,787,928 / 2,998,240 shares outstanding), unlimited authorized, no par value	$20.94
Class 4 ($41,504,650 / 1,716,411 shares outstanding), unlimited authorized, no par value	$24.18
Class K ($246,485,696 / 11,764,670 shares outstanding), unlimited authorized, no par value	$20.95
Institutional Class ($240,912,403 / 11,544,901 shares outstanding), unlimited authorized, no par value	$20.87

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford Long Term Global Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $328,522)	$1,426,891
Non-cash income	1,278,543
Interest	4,297
Total Investment Income	2,709,731
EXPENSES
Advisory fee (Note B)	1,808,020
Shareholder Servicing fees — Class 2 shares (Note B)	70,483
Shareholder Servicing fees — Class 4 shares (Note B)	6,792
Shareholder Servicing fees — Class 5 shares (Note B)	4,333
Administration & Supervisory fee — Class K shares (Note B)	267,413
Administration & Supervisory fee — Institutional Class shares (Note B)	291,806
Transfer agency	48,752
Sub-transfer agency — Institutional Class shares	249,028
Fund accounting	159,009
Custody	63,285
Legal	61,939
Registration fees	37,180
Professional fees	16,517
Trustees' fees	15,871
Commitment fees	5,309
Line of Credit Interest	3,239
Miscellaneous	23,721
Total Expenses	3,132,697
Net Investment Loss	(422,966)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(105,694,584)
Foreign currency transactions	77
(105,694,507)
Net change in unrealized depreciation on:
Investments	(399,762,144)
Translation of net assets and liabilities denominated in foreign currencies	(9,712)
(399,771,856)
Net realized and unrealized (loss)	(505,466,363)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(505,889,329)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford Long Term Global Growth Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(422,966)	$(6,898,200)
Net realized gain (loss)	(105,694,507)	66,845,179
Net change in unrealized depreciation	(399,771,856)	(63,926,740)
Net (Decrease) in Net Assets from Operations	(505,889,329)	(3,979,761)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(5,937,177)
Class 5	—	(3,833,233)
Class K	—	(21,200,289)
Institutional Class	—	(26,334,555)
Return of Capital
Total Distributions to Shareholders	—	(57,305,254)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	32,500
Class 4	53,862,692 *	—
Class K	31,456,924	252,634,576
Institutional Class	167,085,189	290,000,498 *
Purchase fees:
Redemption fees:
Dividends reinvested:
Class 2	—	5,937,177
Class 5	—	3,833,233
Class K	—	21,145,301
Institutional Class	—	26,299,259
Cost of shares redeemed:
Class 2	(7,000,000)	(14,000,000)
Class 5	(74,362,692)*	(11,000,000)
Class K	(23,783,734)	(31,354,012)
Institutional Class	(229,569,335)	(114,269,725)*
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(82,307,956)	429,258,807
Total Increase (Decrease) in Net Assets	(588,197,285)	367,973,792
NET ASSETS
Beginning of Period	1,179,887,962	811,914,170
End of Period	$591,690,677	$1,179,887,962

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$37.47	$38.45	$20.68	$15.51	$17.33	$11.25
From Investment Operations
Net investment loss(a)	(0.01)	(0.25)	(0.17)	(0.07)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(16.52)	1.20	21.17	5.27	(0.22)	6.16
Net Increase (Decrease) in Net Asset Value from Investment Operations	(16.53)	0.95	21.00	5.20	(0.26)	6.08
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(1.93)	(3.23)	(0.03)	(1.56)	—
Total Dividends and Distributions	—	(1.93)	(3.23)	(0.03)	(1.56)	—
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	—	—	—	0.00 (b)
Net Asset Value, End of Period	$20.94	$37.47	$38.45	$20.68	$15.51	$17.33
Total Return
Total return based on net asset value(c)	(44.11)%	2.50%	101.77%	33.49%	(1.42)%	54.07%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$62,788	$121,252	$131,695	$72,023	$54,661	$59,870
Ratio of net expenses to average net assets	0.73%*	0.70%	0.71%	0.76%	0.79%	0.82%
Ratio of net investment loss to average net assets	(0.05)%*	(0.60)%	(0.58)%	(0.40)%	(0.22)%	(0.50)%
Portfolio turnover rate(d)	17%	16%	40%	5%	16%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Period April 13, 2022(a) through June 30, 2022 (unaudited)		For the Period January 1, 2020 through July 13, 2020		For the Period April 10, 2019(b) through December 31, 2019		For the Period January 1, 2018 through April 9, 2018		For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$31.38		$24.24		$21.80		$19.99		$12.96
From Investment Operations
Net investment income (loss)(c)	0.01		(0.05)		(0.04)		(0.03)		(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.21)		9.71		2.51		1.11		7.10
Net Increase (Decrease) in Net Asset Value from Investment Operations	(7.20)		9.66		2.47		1.08		7.03
Dividends and Distributions to Shareholders
From net realized gain on investments	—		—		(0.03)		—		—
Total Dividends and Distributions	—		—		(0.03)		—		—
Proceeds from Purchase Fees and Redemption Fees(c)	—		—		—		—		0.00 (d)
Net Asset Value, End of Period	$24.18		$33.90		$24.24		$21.07		$19.99
Total Return
Total return based on net asset value(e)	(22.95	)%(f)	39.84%		11.34	%(g)	5.41%		54.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$41,505		$—		$74,808		$—		$58,802
Ratio of net expenses to average net assets, before waiver	0.65	%*	0.63	%*	0.66	%*	0.67	%*	0.72%
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.63	%*	0.66	%*	0.67	%*	0.67%
Ratio of net investment income (loss) to average net assets	0.17	%*	(0.38	)%*	(0.27	)%*	0.15	%*	(0.41)%
Portfolio turnover rate(h)	17%		40%		5%		16%		13%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from July 13, 2020 to April 12, 2022. All shares of this class were redeemed at $33.90 on July 13, 2020. New shares were issued at $31.38 on April 13, 2022.

(b)  Recommencement of investment operations. Class had no shareholders from April 9, 2018 to April 9, 2019. All shares of this class were redeemed at $21.07 on April 9, 2018. New shares were issued at $21.80 on April 10, 2019.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Represents total return for the period April 13, 2022 (commencement of investment operations) through June 30, 2022. For the period ended June 30, 2022, the blended return for shares converted into Class 4 from Class 5 was (44.10)%.

(g)  Represents total return for the period April 10, 2019 (commencement of investment operations) through December 31, 2019. For the year ended December 31, 2019, the blended return for shares converted into Class 4 from Class 5 was 33.59%.

(h)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$37.48	$38.47	$20.69	$15.52	$17.34	$13.96
From Investment Operations
Net investment loss(b)	(0.01)	(0.25)	(0.17)	(0.07)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(16.52)	1.19	21.18	5.27	(0.22)	3.45
Net Increase (Decrease) in Net Asset Value from Investment Operations	(16.53)	0.94	21.01	5.20	(0.26)	3.38
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(1.93)	(3.23)	(0.03)	(1.56)	—
Total Dividends and Distributions	—	(1.93)	(3.23)	(0.03)	(1.56)	—
Net Asset Value, End of Period	$20.95	$37.48	$38.47	$20.69	$15.52	$17.34
Total Return
Total return based on net asset value(c)	(44.10)%	2.48%	101.76%	33.50%	(1.41)%	24.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$246,486	$432,975	$221,188	$136,096	$75,402	$70,639
Ratio of net expenses to average net assets, before waiver	0.73%*	0.70%	0.71%	0.76%	0.79%	0.80	%*
Ratio of net expenses to average net assets, after waiver	0.73%*	0.70%	0.71%	0.76%	0.77%	0.77	%*
Ratio of net investment loss to average net assets	(0.06)%*	(0.61)%	(0.57)%	(0.41)%	(0.23)%	(0.61	)%*
Portfolio turnover rate(d)	17%	16%	40%	5%	16%	13%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Long Term Global Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$37.36	$38.38	$20.66	$15.51	$17.34	$13.96
From Investment Operations
Net investment loss(b)	(0.03)	(0.29)	(0.22)	(0.10)	(0.19)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(16.46)	1.20	21.17	5.28	(0.08)	3.44
Net Increase (Decrease) in Net Asset Value from Investment Operations	(16.49)	0.91	20.95	5.18	(0.27)	3.38
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(1.93)	(3.23)	(0.03)	(1.56)	—
Total Dividends and Distributions	—	(1.93)	(3.23)	(0.03)	(1.56)	—
Net Asset Value, End of Period	$20.87	$37.36	$38.38	$20.66	$15.51	$17.34
Total Return
Total return based on net asset value(c)	(44.14)%	2.40%	101.61%	33.40%	(1.47)%	24.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$240,912	$525,321	$350,860	$57,009	$356	$6
Ratio of net expenses to average net assets, before waiver	0.87%*	0.80%	0.79%	0.86%	0.88%	0.80	%*
Ratio of net expenses to average net assets, after waiver	0.87%*	0.80%	0.79%	0.86%	0.87%	0.80	%*
Ratio of net investment loss to average net assets	(0.19)%*	(0.71)%	(0.68)%	(0.53)%	(0.91)%	(0.56	)%*
Portfolio turnover rate(d)	17%	16%	40%	5%	16%	13%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Positive Change Equities Fund

	Value	% of Total Net Assets
Auto Manufacturers	$5,541,573	3.9%
Banks	6,588,620	4.6
Biotechnology	17,286,932	12.3
Building Materials	2,575,939	1.8
Chemicals	15,907,022	11.3
Commercial Services	1,763,113	1.3
Computers	1,122,853	0.8
Diversified Financial Services	5,351,240	3.8
Electric	6,450,247	4.6
Electronics	3,005,695	2.1
Food	792,749	0.6
Healthcare — Products	6,430,912	4.6
Healthcare — Services	1,680,061	1.2
Insurance	3,518,908	2.5
Internet	13,816,150	9.8
Leisure Time	330,581	0.2
Machinery — Diversified	11,233,977	8.0
Pharmaceuticals	8,247,225	5.9
Semiconductors	22,856,556	16.3
Software	1,496,317	1.1
Telecommunications	909,818	0.6
Total Value of Investments	136,906,488	97.3
Other assets less liabilities	3,822,865	2.7
Net Assets	$140,729,353	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Positive Change Equities Fund

	Shares	Value
COMMON STOCKS — 95.2%
BELGIUM — 3.4%
Umicore SA	137,282	$4,812,288
BRAZIL — 5.1%
MercadoLibre, Inc. *	9,466	6,028,611
NU Holdings Ltd., Class A *	316,252	1,182,783
		7,211,394
CANADA — 2.4%
AbCellera Biologics, Inc. *	183,242	1,951,528
Shopify, Inc., Class A *	46,530	1,453,597
		3,405,125
CHINA — 1.9%
Alibaba Group Holding Ltd. *	182,700	2,606,287
DENMARK — 10.3%
Chr. Hansen Holding A/S	56,339	4,112,621
Novozymes A/S, B Shares	64,230	3,865,552
Orsted AS	61,242	6,450,247
		14,428,420
INDIA — 3.8%
Housing Development Finance Corp., Ltd.	193,418	5,351,240
INDONESIA — 3.8%
Bank Rakyat Indonesia Persero Tbk PT	19,357,317	5,405,836
JAPAN — 2.7%
M3, Inc.	129,500	3,727,655
KENYA — 0.6%
Safaricom PLC	4,299,300	909,818
NETHERLANDS — 8.3%
ASML Holding NV	24,702	11,670,162

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Positive Change Equities Fund

	Shares	Value
SOUTH AFRICA — 2.5%
Discovery Ltd. *	444,922	$3,518,908
SWEDEN — 1.8%
Nibe Industrier AB, B Shares	341,716	2,575,939
TAIWAN — 8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	698,000	11,186,394
UNITED KINGDOM — 0.8%
FDM Group Holdings PLC	107,349	1,122,853
UNITED STATES — 39.8%
10X Genomics, Inc., Class A *	53,377	2,415,309
ABIOMED, Inc. *	16,224	4,015,602
Alnylam Pharmaceuticals, Inc. *	32,607	4,755,731
Berkeley Lights, Inc. *	40,050	199,049
Beyond Meat, Inc. *	33,114	792,749
Coursera, Inc. *	124,338	1,763,113
Deere & Co.	23,544	7,050,722
Dexcom, Inc. *	84,472	6,295,698
Duolingo, Inc. *	17,091	1,496,317
Ecolab, Inc.	20,269	3,116,561
Illumina, Inc. *	24,249	4,470,546
Moderna, Inc. *	55,034	7,861,607
Peloton Interactive, Inc., Class A *	36,011	330,581
Teladoc Health, Inc. *	50,589	1,680,061
Tesla, Inc. *	8,229	5,541,573
Xylem, Inc.	53,508	4,183,255
		55,968,474
Total Common Stocks
(cost $179,297,424)		133,900,793

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Positive Change Equities Fund

	Shares	Value
PREFERRED STOCKS — 2.1%
GERMANY — 2.1%
Sartorius AG 0.33% (cost $3,541,197)	8,564	$3,005,695
TOTAL INVESTMENTS — 97.3%
(cost $182,838,621)		$136,906,488
Other assets less liabilities — 2.7%		3,822,865
NET ASSETS — 100.0%		$140,729,353

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$67,494,811	$66,405,982	$—	$133,900,793
Preferred Stocks **	—	3,005,695	—	3,005,695
Total	$67,494,811	$69,411,677	$—	$136,906,488

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford Positive Change Equities Fund

ASSETS
Investments, at value (cost $182,838,621)	$136,906,488
Cash	3,006,400
Capital shares sold receivable	3,625,045
Dividends receivable	136,144
Tax reclaims receivable	76,659
Due from Investment Advisor	32,214
Prepaid assets	31,959
Total Assets	143,814,909
LIABILITIES
Advisory fee payable	125,065
Payable for investment purchased	2,697,305
Capital shares purchased payable	110,614
Administration & Supervisory fee payable	64,427
Trustee fee payable	1,413
Commitment fee payable	491
Accrued expenses	86,241
Total Liabilities	3,085,556
NET ASSETS	$140,729,353
COMPOSITION OF NET ASSETS
Paid-in capital	$191,380,428
Total accumulated loss	(50,651,075)
$140,729,353
NET ASSET VALUE, PER SHARE
Class K ($83,864,935 / 5,484,939 shares outstanding), unlimited authorized, no par value	$15.29
Institutional Class ($56,864,418 / 3,726,652 shares outstanding), unlimited authorized, no par value	$15.26

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford Positive Change Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $149,905)	$792,597
Interest	556
Total Investment Income	793,153
EXPENSES
Advisory fee (Note B)	266,278
Administration & Supervisory fee — Class K shares (Note B)	78,989
Administration & Supervisory fee — Institutional Class shares (Note B)	58,185
Transfer agency	27,917
Sub-transfer agency — Institutional Class shares	32,103
Fund accounting	49,528
Registration fees	34,880
Custody	23,714
Professional fees	18,148
Legal	11,572
Trustees' fees	2,965
Commitment fees	993
Line of Credit Interest	262
Miscellaneous	5,765
Total Expenses	611,299
Fees waived/expenses reimbursed	(54,710)
Total Expenses after Waiver	556,589
Net Investment Income	236,564
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(5,921,264)
Foreign currency transactions	(5,144)
(5,926,408)
Net change in unrealized depreciation on:
Investments	(69,031,057)
Translation of net assets and liabilities denominated in foreign currencies	(3,913)
(69,034,970)
Net realized and unrealized (loss)	(74,961,378)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(74,724,814)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford Positive Change Equities Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$236,564	$(382,928)
Net realized gain (loss)	(5,926,408)	14,472,988
Net change in unrealized depreciation	(69,034,970)	(8,381,365)
Net Increase (Decrease) in Net Assets from Operations	(74,724,814)	5,708,695
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(8,594,847)
Institutional Class	—	(7,069,330)
Total Distributions to Shareholders	—	(15,664,177)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	25,275,466	54,298,913
Institutional Class	20,746,909	61,117,014
Dividends reinvested:
Class K	—	6,310,451
Institutional Class	—	6,617,326
Cost of shares redeemed:
Class K	(10,986,540)	(4,799,354)
Institutional Class	(18,659,936)	(10,504,977)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	16,375,899	113,039,373
Total Increase (Decrease) in Net Assets	(58,348,915)	103,083,891
NET ASSETS
Beginning of Period	199,078,268	95,994,377
End of Period	$140,729,353	$199,078,268

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Positive Change Equities Fund
Selected data for a Class K share outstanding throughout each period

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$23.93	$23.81	$13.13	$10.10	$10.16	$10.00
From Investment Operations
Net investment income (loss)(b)	0.03	(0.06)	(0.04)	0.05	(0.02)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(8.67)	2.25	11.65	3.04	(0.04)	0.16
Net Increase (Decrease) in Net Asset Value from Investment Operations	(8.64)	2.19	11.61	3.09	(0.06)	0.16
Dividends and Distributions to Shareholders
From net investment income	—	—	—	(0.04)	—	—
From net realized gain on investments	—	(2.07)	(0.93)	(0.02)	—	—
Total Dividends and Distributions	—	(2.07)	(0.93)	(0.06)	—	—
Net Asset Value, End of Period	$15.29	$23.93	$23.81	$13.13	$10.10	$10.16
Total Return
Total return based on net asset value(d)	(36.11)%	9.22%	88.43%	30.53%	(0.59)%	1.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$83,865	$111,919	$59,594	$15,923	$5,036	$508
Ratio of net expenses to average net assets, before waiver	0.72%*	0.70%	1.02%	1.63%	3.21%	53.13	%*
Ratio of net expenses to average net assets, after waiver	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65	%*
Ratio of net investment income (loss) to average net assets	0.34%*	(0.22)%	(0.19)%	0.44%	(0.14)%	(0.47	)%*
Portfolio turnover rate(e)	10%	28%	40%	7%	7%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford Positive Change Equities Fund
Selected data for an Institutional Class share outstanding throughout each period

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$23.89	$23.79	$13.13	$10.10	$10.16	$10.00
From Investment Operations
Net investment income (loss)(b)	0.02	(0.08)	(0.04)	0.05	(0.02)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(8.65)	2.25	11.63	3.03	(0.04)	0.16
Net Increase (Decrease) in Net Asset Value from Investment Operations	(8.63)	2.17	11.59	3.08	(0.06)	0.16
Dividends and Distributions to Shareholders
From net investment income	—	—	—	(0.03)	—	—
From net realized gain on investments	—	(2.07)	(0.93)	(0.02)	—	—
Total Dividends and Distributions	—	(2.07)	(0.93)	(0.05)	—	—
Net Asset Value, End of Period	$15.26	$23.89	$23.79	$13.13	$10.10	$10.16
Total Return
Total return based on net asset value(d)	(36.12)%	9.15%	88.28%	30.49%	(0.59)%	1.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$56,864	$87,160	$36,400	$10,718	$7,492	$508
Ratio of net expenses to average net assets, before waiver	0.81%*	0.77%	1.05%	1.63%	3.21%	53.13	%*
Ratio of net expenses to average net assets, after waiver	0.74%*	0.72%	0.68%	0.65%	0.65%	0.80	%*
Ratio of net investment income (loss) to average net assets	0.23%*	(0.28)%	(0.21)%	0.41%	(0.14)%	(0.47	)%*
Portfolio turnover rate(e)	10%	28%	40%	7%	7%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Value	% of Total Net Assets
Aerospace/Defense	$38,305	3.1%
Biotechnology	107,758	8.7
Chemicals	29,926	2.4
Commercial Services	61,309	4.9
Computers	87,331	7.0
Diversified Financial Services	10,561	0.8
Electrical Components & Equipment	32,015	2.6
Healthcare — Products	179,745	14.5
Healthcare — Services	24,852	2.0
Home Furnishings	17,934	1.4
Insurance	37,361	3.0
Internet	112,416	9.1
Miscellaneous Manufacturing	39,784	3.2
Pharmaceuticals	42,559	3.4
Real Estate	5,974	0.5
Retail	14,322	1.2
Semiconductors	88,117	7.1
Software	275,954	22.2
Telecommunications	12,051	1.0
Total Value of Investments	1,218,274	98.1
Other assets less liabilities	23,115	1.9
Net Assets	$1,241,389	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 98.1%
ISRAEL — 2.0%
JFrog Ltd. *	1,201	$25,305
UNITED STATES — 96.1%
Adaptimmune Therapeutics PLC ADR *	4,294	7,300
AeroVironment, Inc. *	466	38,305
Ambarella, Inc. *	455	29,784
American Well Corp., Class A *	3,462	14,956
Avalara, Inc. *	165	11,649
Axon Enterprise, Inc. *	427	39,784
Bandwidth, Inc., Class A *	398	7,490
Benefitfocus, Inc. *	1,891	14,712
Berkeley Lights, Inc. *	1,046	5,199
Blackline, Inc. *	566	37,696
Calix, Inc. *	353	12,051
Cardlytics, Inc. *	640	14,278
Cargurus, Inc. *	1,066	22,908
CEVA, Inc. *	480	16,109
Chegg, Inc. *	769	14,442
Codexis, Inc. *	2,861	29,926
CS Disco, Inc. *	700	12,628
CyberArk Software Ltd. *	383	49,009
Denali Therapeutics, Inc. *	435	12,802
Digimarc Corp. *	678	9,587
Everbridge, Inc. *	501	13,973
EverQuote, Inc., Class A *	2,041	18,042
Expensify, Inc., Class A *	1,020	18,146
Freshpet, Inc. *	276	14,322
HashiCorp, Inc., Class A *	333	9,803
IPG Photonics Corp. *	240	22,591
iRobot Corp. *	488	17,934
LendingTree, Inc. *	241	10,561
LiveRamp Holdings, Inc. *	1,306	33,708
Novanta, Inc. *	264	32,015
Novocure Ltd. *	534	37,113
Pacira BioSciences, Inc. *	730	42,559
Precision BioSciences, Inc. *	2,133	3,413
Progyny, Inc. *	453	13,160

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Shares	Value
Q2 Holdings, Inc. *	617	$23,798
Quanterix Corp. *	1,045	16,918
Redfin Corp. *	725	5,974
Rubius Therapeutics, Inc. *	1,032	878
Schrodinger, Inc. *	665	17,563
Shockwave Medical, Inc. *	336	64,233
Sprout Social, Inc., Class A *	802	46,572
STAAR Surgical Co. *	548	38,870
Stitch Fix, Inc., Class A *	1,147	5,666
Stratasys Ltd. *	895	16,772
Sutro Biopharma, Inc. *	2,494	12,994
Tabula Rasa HealthCare, Inc. *	1,076	2,765
Tandem Diabetes Care, Inc. *	382	22,610
Teladoc Health, Inc. *	298	9,897
TransMedics Group, Inc. *	1,155	36,325
Trupanion, Inc. *	620	37,361
Upwork, Inc. *	2,031	42,001
Varonis Systems, Inc. *	735	21,550
Veeco Instruments, Inc. *	1,012	19,633
Xencor, Inc. *	1,054	28,848
Zuora, Inc., Class A *	3,775	33,786
		1,192,969
TOTAL INVESTMENTS — 98.1%
(cost $1,814,591)		$1,218,274
Other assets less liabilities — 1.9%		23,115
NET ASSETS — 100.0%		$1,241,389

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,218,274	$—	$—	$1,218,274
Total	$1,218,274	$—	$—	$1,218,274

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford U.S. Discovery Fund

ASSETS
Investments, at value (cost $1,814,591)	$1,218,274
Cash	32,220
Due from Investment Advisor	26,674
Prepaid assets	18,824
Total Assets	1,295,992
LIABILITIES
Advisory fee payable	3,182
Administration & Supervisory fee payable	1,082
Trustee fee payable	14
Commitment fee payable	5
Accrued expenses	50,320
Total Liabilities	54,603
NET ASSETS	$1,241,389
COMPOSITION OF NET ASSETS
Paid-in capital	$2,790,119
Total accumulated loss	(1,548,730)
$1,241,389
NET ASSET VALUE, PER SHARE
Class K ($996,994 / 204,258 shares outstanding), unlimited authorized, no par value	$4.88
Institutional Class ($244,395 / 50,109 shares outstanding), unlimited authorized, no par value	$4.88

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford U.S. Discovery Fund

INVESTMENT INCOME
Interest	$20
Total Investment Income	20
EXPENSES
Advisory fee (Note B)	5,987
Administration & Supervisory fee — Class K shares (Note B)	1,768
Administration & Supervisory fee — Institutional Class shares (Note B)	268
Transfer agency	17,086
Fund accounting	39,628
Professional fees	11,420
Registration fees	1,822
Custody	1,131
Legal	181
Trustees' fees	46
Commitment fees	16
Miscellaneous	2,266
Total Expenses	81,619
Fees waived/expenses reimbursed	(71,799)
Total Expenses after Waiver	9,820
Net Investment Loss	(9,800)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(935,293)
(935,293)
Net change in unrealized depreciation on:
Investments	(354,309)
(354,309)
Net realized and unrealized (loss)	(1,289,602)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,299,402)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford U.S. Discovery Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Period May 6, 2021(a) through December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(9,800)	$(7,858)
Net realized gain (loss)	(935,293)	3,567
Net change in unrealized depreciation	(354,309)	(242,008)
Net (Decrease) in Net Assets from Operations	(1,299,402)	(246,299)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(2,362)
Institutional Class	—	(933)
Total Distributions to Shareholders	—	(3,295)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	2,655,000	1,275,000
Institutional Class	—	500,000
Dividends reinvested:
Class K	—	2,362
Institutional Class	—	933
Cost of shares redeemed:
Class K	(1,642,910)	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	1,012,090	1,778,295
Total Increase (Decrease) in Net Assets	(287,312)	1,528,701
NET ASSETS
Beginning of Period	1,528,701	—
End of Period	$1,241,389	$1,528,701

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford U.S. Discovery Fund
Selected data for a Class K share outstanding throughout each period

	For the Six Months Ended June 30, 2022 (unaudited)	For the Period May 6, 2021(a) through December 31, 2021
Net Asset Value, Beginning of Period	$8.64	$10.00
From Investment Operations
Net investment loss(b)	(0.03)	(0.05)
Net realized and unrealized (loss) on investments and foreign currency	(3.73)	(1.29)
Net (Decrease) in Net Asset Value from Investment Operations	(3.76)	(1.34)
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(0.02)
Total Dividends and Distributions	—	(0.02)
Net Asset Value, End of Period	$4.88	$8.64
Total Return
Total return based on net asset value(c)	(43.52)%	(13.41)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$997	$1,096
Ratio of net expenses to average net assets, before waiver	6.82%*	9.87%*
Ratio of net expenses to average net assets, after waiver	0.82%*	0.82%*
Ratio of net investment loss to average net assets	(0.82)%*	(0.82)%*
Portfolio turnover rate(d)	86%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford U.S. Discovery Fund
Selected data for an Institutional Class share outstanding throughout each period

	For the Six Months Ended June 30, 2022 (unaudited)	For the Period May 6, 2021(a) through December 31, 2021
Net Asset Value, Beginning of Period	$8.64	$10.00
From Investment Operations
Net investment loss(b)	(0.03)	(0.05)
Net realized and unrealized (loss) on investments and foreign currency	(3.73)	(1.29)
Net (Decrease) in Net Asset Value from Investment Operations	(3.76)	(1.34)
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(0.02)
Total Dividends and Distributions	—	(0.02)
Net Asset Value, End of Period	$4.88	$8.64
Total Return
Total return based on net asset value(c)	(43.52)%	(13.41)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$244	$433
Ratio of net expenses to average net assets, before waiver	6.82%*	9.87%*
Ratio of net expenses to average net assets, after waiver	0.82%*	0.82%*
Ratio of net investment loss to average net assets	(0.82)%*	(0.82)%*
Portfolio turnover rate(d)	86%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Value	% of Total Net Assets
Advertising	$2,318,109	6.4%
Auto Manufacturers	3,099,742	8.6
Banks	942,203	2.6
Biotechnology	5,280,593	14.6
Commercial Services	3,154,446	8.7
Distribution/Wholesale	1,064,421	2.9
Healthcare — Products	2,685,126	7.4
Healthcare — Services	564,319	1.6
Insurance	233,837	0.7
Internet	8,178,649	22.6
Leisure Time	161,293	0.5
Real Estate	223,428	0.6
Retail	162,892	0.5
Semiconductors	1,157,238	3.2
Software	6,451,592	17.8
Total Value of Investments	35,677,888	98.7
Other assets less liabilities	476,899	1.3
Net Assets	$36,154,787	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.7%
CANADA — 4.7%
Shopify, Inc., Class A *	54,450	$1,701,018
UNITED STATES — 94.0%
10X Genomics, Inc., Class A *	8,520	385,530
ABIOMED, Inc. *	4,286	1,060,828
Affirm Holdings, Inc. *	19,571	353,452
Alnylam Pharmaceuticals, Inc. *	6,198	903,978
Amazon.com, Inc. *	20,036	2,128,023
Appian Corp. *	12,346	584,706
Carvana Co. *	7,214	162,892
Chegg, Inc. *	26,238	492,750
Chewy, Inc., Class A *	22,014	764,326
Cloudflare, Inc., Class A *	17,967	786,056
CoStar Group, Inc. *	20,333	1,228,316
Coursera, Inc. *	30,770	436,319
Datadog, Inc., Class A *	8,500	809,540
Denali Therapeutics, Inc. *	21,520	633,334
DoorDash, Inc., Class A *	7,475	479,671
Duolingo, Inc. *	4,817	421,728
First Republic Bank	6,534	942,203
Ginkgo Bioworks Holdings, Inc. *	113,339	269,747
HashiCorp, Inc., Class A *	11,146	328,138
Illumina, Inc. *	5,322	981,164
Lemonade, Inc. *	12,806	233,838
MarketAxess Holdings, Inc.	2,514	643,609
Moderna, Inc. *	17,430	2,489,875
Netflix, Inc. *	5,435	950,418
Novocure Ltd. *	11,297	785,141
NVIDIA Corp.	7,634	1,157,238
Peloton Interactive, Inc., Class A *	17,570	161,293
Penumbra, Inc. *	3,643	453,626
Pinterest, Inc., Class A *	17,806	323,357
Recursion Pharmaceuticals, Inc., Class A *	20,521	167,041
Redfin Corp. *	27,115	223,428
Rivian Automotive, Inc., Class A *	9,732	250,502
ROBLOX Corp., Class A *	6,530	214,576
Roku, Inc. *	9,777	803,083

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
Sana Biotechnology, Inc. *	16,361	$105,201
Snap, Inc., Class A *	32,114	421,657
Snowflake, Inc., Class A *	5,531	769,141
Teladoc Health, Inc. *	8,870	294,573
Tesla, Inc. *	4,231	2,849,240
Trade Desk, Inc. (The), Class A *	55,338	2,318,109
Twilio, Inc., Class A *	9,386	786,641
Watsco, Inc.	4,457	1,064,421
Wayfair, Inc., Class A *	13,937	607,096
Workday, Inc., Class A *	6,128	855,346
Zoom Video Communications, Inc., Class A *	8,296	895,719
		33,976,870
TOTAL INVESTMENTS — 98.7%
(cost $56,003,639)		$35,677,888
Other assets less liabilities — 1.3%		476,899
NET ASSETS — 100.0%		$36,154,787

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$35,677,888	$—	$—	$35,677,888
Total	$35,677,888	$—	$—	$35,677,888

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $56,003,639)	$35,677,888
Cash	567,667
Due from Investment Advisor	26,975
Capital shares sold receivable	18,051
Dividends receivable	320
Prepaid assets	12,586
Total Assets	36,303,487
LIABILITIES
Advisory fee payable	38,021
Administration & Supervisory fee payable	19,587
Capital shares purchased payable	13,230
Trustee fee payable	884
Commitment fee payable	314
Accrued expenses	76,664
Total Liabilities	148,700
NET ASSETS	$36,154,787
COMPOSITION OF NET ASSETS
Paid-in capital	$64,719,814
Total accumulated loss	(28,565,027)
$36,154,787
NET ASSET VALUE, PER SHARE
Class K ($17,578,740 / 1,116,400 shares outstanding), unlimited authorized, no par value	$15.75
Institutional Class ($18,576,047 / 1,184,396 shares outstanding), unlimited authorized, no par value	$15.68

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$30,013
Interest	141
Total Investment Income	30,154
EXPENSES
Advisory fee (Note B)	94,559
Administration & Supervisory fee — Class K shares (Note B)	21,385
Administration & Supervisory fee — Institutional Class shares (Note B)	27,327
Transfer agency	21,681
Sub-transfer agency — Institutional Class shares	34,803
Fund accounting	40,916
Registration fees	23,779
Professional fees	12,548
Custody	5,547
Legal	5,103
Trustees' fees	1,232
Line of Credit Interest	639
Commitment fees	404
Miscellaneous	4,292
Total Expenses	294,215
Fees waived/expenses reimbursed	(73,159)
Total Expenses after Waiver	221,056
Net Investment Loss	(190,902)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(7,670,124)
(7,670,124)
Net change in unrealized depreciation on:
Investments	(41,083,440)
(41,083,440)
Net realized and unrealized (loss)	(48,753,564)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(48,944,466)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford U.S. Equity Growth Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(190,902)	$(921,565)
Net realized gain (loss)	(7,670,124)	6,517,195
Net change in unrealized depreciation	(41,083,440)	(14,946,640)
Net (Decrease) in Net Assets from Operations	(48,944,466)	(9,351,010)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(3,628,645)
Institutional Class	—	(5,556,811)
Total Distributions to Shareholders	—	(9,185,456)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	629,030	21,778,411
Institutional Class	4,086,414	106,488,365
Dividends reinvested:
Class K	—	3,493,770
Institutional Class	—	5,556,812
Cost of shares redeemed:
Class K	(785,351)	(41,666,785)
Institutional Class	(16,307,701)	(80,445,589)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(12,377,608)	15,204,984
Total (Decrease) in Net Assets	(61,322,074)	(3,331,482)
NET ASSETS
Beginning of Period	97,476,861	100,808,343
End of Period	$36,154,787	$97,476,861

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford U.S. Equity Growth Fund
Selected data for a Class K share outstanding throughout each period

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$34.63	$39.85	$18.25	$14.25	$13.39	$11.49
From Investment Operations
Net investment loss(b)	(0.06)	(0.25)	(0.16)	(0.08)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(18.82)	(1.40)	23.07	4.33	1.22	1.98
Net Increase (Decrease) in Net Asset Value from Investment Operations	(18.88)	(1.65)	22.91	4.25	1.15	1.95
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(3.57)	(1.31)	(0.25)	(0.29)	(0.05)
Total Dividends and Distributions	—	(3.57)	(1.31)	(0.25)	(0.29)	(0.05)
Net Asset Value, End of Period	$15.75	$34.63	$39.85	$18.25	$14.25	$13.39
Total Return
Total return based on net asset value(c)	(54.52)%	(4.17)%	125.57%	29.78%	8.60%	17.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,579	$38,673	$58,076	$13,867	$10,594	$1,344
Ratio of net expenses to average net assets, before waiver	0.91%*	0.68%	0.97%	1.72%	7.75%	13.11%*
Ratio of net expenses to average net assets, after waiver	0.65%*	0.65%	0.65%	0.65%	0.63%	0.57%*
Ratio of net investment loss to average net assets	(0.55)%*	(0.58)%	(0.55)%	(0.45)%	(0.46)%	(0.31)%*
Portfolio turnover rate(d)	4%	70%	33%	18%	107%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford U.S. Equity Growth Fund
Selected data for an Institutional Class share outstanding throughout each period

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net Asset Value, Beginning of Period	$34.53		$39.78	$18.23	$14.21		$13.39	$11.49
From Investment Operations
Net investment loss(b)	(0.09)		(0.29)	(0.20)	(0.10)		(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(18.76)		(1.39)	23.06	4.37		1.21	1.98
Net Increase (Decrease) in Net Asset Value from Investment Operations	(18.85)		(1.68)	22.86	4.27		1.11	1.95
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(3.57)	(1.31)	(0.25)		(0.29)	(0.05)
Total Dividends and Distributions	—		(3.57)	(1.31)	(0.25)		(0.29)	(0.05)
Net Asset Value, End of Period	$15.68		$34.53	$39.78	$18.23		$14.21	$13.39
Total Return
Total return based on net asset value(c)	(54.59)%		(4.25)%	125.43%	30.01	%(d)	8.30%	17.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,576		$58,804	$42,732	$3,464		$6	$6
Ratio of net expenses to average net assets, before waiver	1.12	%*	0.77%	1.06%	1.82%		6.69%	13.11%*
Ratio of net expenses to average net assets, after waiver	0.87	%*(e)	0.75%	0.74%	0.75%		0.78%	0.72%*
Ratio of net investment loss to average net assets	(0.76	)%*	(0.68)%	(0.65)%	(0.56)%		(0.53)%	(0.31)%*
Portfolio turnover rate(f)	4%		70%	33%	18%		107%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Excluding reimbursement received from the Manager, total return for the period is 29.72%. See Note D.

(e)  This ratio is expected to be lower at year end due to timing of payments versus accruals.

(f)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Note A — Organization and Accounting Policies

As of June 30, 2022, each fund identified in the table below (each, a "Fund", and collectively, the "Funds") was a series of Baillie Gifford Funds (the "Trust"). Baillie Gifford Positive Change Equities Fund was reorganized with and into a series of the Vanguard Valley Forge Funds on July 18, 2022, and thereafter ceased operations as a series of the Trust. The Trust includes two other series, Baillie Gifford Multi Asset Fund, which is in the process of being liquidated and terminated, and Baillie Gifford International All Cap Fund, that are not included in this report. Baillie

Gifford Asia Ex Japan Fund and Baillie Gifford Japan Growth Fund did not commence operations and were terminated on April 29, 2022. The investment objective of each Fund includes achieving capital appreciation. For more detail on specific objectives of each Fund and a description of each share class, please refer to the relevant prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

The following table is a summary of classes of the Funds with shares outstanding as of June 30, 2022:

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
Baillie Gifford China A Shares Growth Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford China Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Developed EAFE All Cap Fund	X	X	N/A	N/A	X	X
Baillie Gifford EAFE Plus All Cap Fund	X	X	N/A	N/A	X	X
Baillie Gifford Emerging Markets Equities Fund	X	X	X	X	X	X
Baillie Gifford Emerging Markets ex China Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Global Alpha Equities Fund	X	X	X	N/A	X	X
Baillie Gifford Global Stewardship Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Health Innovation Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford International Alpha Fund	X	X	X	X	X	X
Baillie Gifford International Concentrated Growth Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford International Growth Fund	X	X	X	X	X	X
Baillie Gifford International Smaller Companies Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Long Term Global Growth Fund	X	N/A	X	N/A	X	X
Baillie Gifford Positive Change Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford U.S. Discovery Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford U.S. Equity Growth Fund	N/A	N/A	N/A	N/A	X	X

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncement

On December 3, 2020, the Securities and Exchange Commission (the "SEC") adopted new rule 2a-5 ("Rule 2a-5") under the 1940 Act, addressing valuation practices and the role of the Board of Trustees of the Trust (the "Board") with respect to the fair valuation of investments of a registered investment company. The compliance date set by the SEC is September 2022.

The Funds have decided to adopt Rule 2a-5 effective as of June 22, 2022, in advance of the September compliance date, which does not have a significant impact on the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the Board. The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of a Fund's net asset value.

If events materially affecting the value of the Funds' portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Funds utilize a third-party pricing service which for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at June 30, 2022 is disclosed at the end of each Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of a Fund's total income stated separately on the Statement of Operations, and is recorded at the fair value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

U.S. Federal and Other Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

As a result of several court cases in certain countries across the European Union ("EU"), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims become payable to the Funds, they will be reflected as windfall tax recovery within investment income in the Statement of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will generally follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2022, Baillie Gifford Emerging Markets Equities Fund recorded a receivable for India capital gains tax refunds of $188,100. As of June 30, 2022, Baillie

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Gifford Emerging Markets Equities Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford International Growth Fund and Baillie Gifford International Smaller Companies Fund recorded a deferred tax liability for potential future India capital gains taxes of $9,593,283, $88,526, $116,531 and $22,039, respectively.

While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A shares purchased through the Stock Connect programs, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. The previous three tax year ends and the interim tax period since then, as applicable, remain subject to examination.

At December 31, 2021 for federal income tax purposes, the following Fund had capital loss carryforwards available to offset future capital gains. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Losses No Expiration	Long Term Capital Losses No Expiration	Capital Loss Available Total
Baillie Gifford China Equities Fund	$(15,043)	$—	$(15,043)

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year or period ended December 31, 2021, the Funds shown below incurred and will elect to defer net post-October or late year losses as indicated.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

Fund	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses
Baillie Gifford China Equities Fund	$(15,043)	$—
Baillie Gifford Developed EAFE All Cap Fund	—	(301,863)
Baillie Gifford Emerging Markets Equities Fund	—	(28,612,500)
Baillie Gifford Global Alpha Equities Fund	—	(562,212)
Baillie Gifford Global Stewardship Equities Fund	—	(16,167)
Baillie Gifford International Alpha Fund	—	(8,140,904)
Baillie Gifford International Growth Fund	—	(24,301,226)
Baillie Gifford International Smaller Companies Fund	—	(190,149)
Baillie Gifford Positive Change Equities Fund	—	(44,847)
Baillie Gifford U.S. Discovery Fund	—	(7,320)

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2022 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Baillie Gifford China A Shares Growth Fund	$1,209,294	$539,219	$(135,912)	$403,307
Baillie Gifford China Equities Fund	3,133,073	19,536	(627,154)	(607,618)
Baillie Gifford Developed EAFE All Cap Fund	531,861,332	72,667,405	(88,492,521)	(15,825,116)
Baillie Gifford EAFE Plus All Cap Fund	408,495,330	80,244,453	(73,725,040)	6,519,413
Baillie Gifford Emerging Markets Equities Fund	4,669,169,187	902,320,347	(985,216,489)	(82,896,142)
Baillie Gifford Emerging Markets ex China Fund	978,423	4,427	(291,938)	(287,512)
Baillie Gifford Global Alpha Equities Fund	846,581,359	266,668,888	(156,801,264)	109,867,624
Baillie Gifford Global Stewardship Equities Fund	3,976,497	852,302	(1,131,633)	(279,331)
Baillie Gifford Health Innovation Equities Fund	9,837,192	89,760	(3,677,972)	(3,588,212)
Baillie Gifford International Alpha Fund	2,228,126,037	650,354,864	(411,861,560)	238,493,304
Baillie Gifford International Concentrated Growth Equities Fund	101,300,701	2,188,814	(29,752,068)	(27,563,254)
Baillie Gifford International Growth Fund	1,990,638,331	919,942,248	(381,232,793)	538,709,455
Baillie Gifford International Smaller Companies Fund	53,311,814	415,655	(19,901,703)	(19,486,048)
Baillie Gifford Long Term Global Growth Fund	637,662,435	105,048,126	(164,278,637)	(59,230,511)
Baillie Gifford Positive Change Equities Fund	184,948,423	3,594,209	(51,636,144)	(48,041,935)
Baillie Gifford U.S. Discovery Fund	1,814,591	36,351	(632,668)	(596,317)
Baillie Gifford U.S. Equity Growth Fund	59,560,874	3,235,791	(27,118,777)	(23,882,986)

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds (the "Advisory Agreement"), each Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford China A Shares Growth Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford China Equities Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Developed EAFE All Cap Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford EAFE Plus All Cap Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford Emerging Markets Equities Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Emerging Markets ex China Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Global Alpha Equities Fund	$0 - $2 > $2 - $5 Above $5	0.40% 0.36% 0.34%
Baillie Gifford Global Stewardship Equities Fund	$0 - $2 > $2 - $5 Above $5	0.33% 0.29% 0.27%
Baillie Gifford Health Innovation Equities Fund	$0 - $2 > $2 - $5 Above $5	0.33% 0.29% 0.27%
Baillie Gifford International Alpha Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford International Concentrated Growth Equities Fund	$0 - $2 > $2 - $5 Above $5	0.40% 0.36% 0.34%
Baillie Gifford International Growth Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford International Smaller Companies Fund	All assets	0.58%
Baillie Gifford Long Term Global Growth Fund	$0 - $2 > $2 - $5 Above $5	0.45% 0.41% 0.39%
Baillie Gifford Positive Change Equities Fund	$0 - $2 > $2 - $5 Above $5	0.33% 0.29% 0.27%
Baillie Gifford U.S. Discovery Fund	All assets	0.50%
Baillie Gifford U.S. Equity Growth Fund	$0 - $2 > $2 - $5 Above $5	0.33% 0.29% 0.27%

The Manager has contractually agreed to waive its fees and/or bear expenses of the following Funds to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the following amounts:

Fund	Class	Expense Limitation	Expiration Date
Baillie Gifford China A Shares Growth Fund	Class K	0.87%	April 30, 2023
	Institutional Class	0.87%	April 30, 2023
Baillie Gifford China Equities Fund	Class K	0.87%	April 30, 2023
	Institutional Class	0.87%	April 30, 2023

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Fund	Class	Expense Limitation	Expiration Date
Baillie Gifford Emerging Markets ex China Fund	Class K	0.87%	April 30, 2023
	Institutional Class	0.87%	April 30, 2023
Baillie Gifford Global Stewardship Equities Fund	Class K	0.65%	April 30, 2023
	Institutional Class	0.65%	April 30, 2023
Baillie Gifford Health Innovation Equities Fund	Class K	0.65%	April 30, 2023
	Institutional Class	0.65%	April 30, 2023
Baillie Gifford International Concentrated Growth Equities Fund	Class K	0.72%	April 30, 2023
	Institutional Class	0.72%	April 30, 2023
Baillie Gifford International Smaller Companies Fund	Class K	0.90%	April 30, 2023
	Institutional Class	0.90%	April 30, 2023
Baillie Gifford Positive Change Equities Fund	Class K	0.65%	April 30, 2023
	Institutional Class	0.65%	April 30, 2023
Baillie Gifford U.S. Discovery Fund	Class K	0.82%	April 30, 2023
	Institutional Class	0.82%	April 30, 2023
Baillie Gifford U.S. Equity Growth Fund	Class K	0.65%	April 30, 2023
	Institutional Class	0.65%	April 30, 2023

Fees waived or expenses reimbursed for all Funds are not subject to recoupment. These contractual agreements may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

The Funds mentioned in the following table have adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%, Class 3 shares is 0.10%, Class 4 shares is 0.07%, and Class 5 shares is 0.02%. Class K and Institutional Class shares do not pay this fee.

With respect to Class K and Institutional Class shares, the Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund.

Each Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares of each Fund, which authorizes each Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund's average net assets.

Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

The Funds may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Bank of New York Mellon serves as the Funds' administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short term securities) for the six months ended June 30, 2022 were as follows:

Fund	Purchases	Sales
Baillie Gifford China A Shares Growth Fund	$141,681	$159,797
Baillie Gifford China Equities Fund	628,983	277,697
Baillie Gifford Developed EAFE All Cap Fund	140,994,530	58,248,535
Baillie Gifford EAFE Plus All Cap Fund	91,249,631	55,414,413
Baillie Gifford Emerging Markets Equities Fund	604,420,835	526,407,758
Baillie Gifford Emerging Markets ex China Fund	75,774	57,453
Baillie Gifford Global Alpha Equities Fund	71,186,608	164,570,291
Baillie Gifford Global Stewardship Equities Fund	219,923	164,649
Baillie Gifford Health Innovation Equities Fund	378,540	300,860
Baillie Gifford International Alpha Fund	345,002,639	558,511,471
Baillie Gifford International Concentrated Growth Equities Fund	52,440,122	35,474,705
Baillie Gifford International Growth Fund	320,304,255	193,103,527
Baillie Gifford International Smaller Companies Fund	6,189,830	5,272,166
Baillie Gifford Long Term Global Growth Fund	139,121,562	217,376,957
Baillie Gifford Positive Change Equities Fund	31,462,038	16,216,638
Baillie Gifford U.S. Discovery Fund	2,832,936	1,842,794
Baillie Gifford U.S. Equity Growth Fund	2,690,243	15,019,144

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford China A Shares Growth Fund
	For the Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	5,756	97,909
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	5,756	$97,909
Institutional Class Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	5,756	97,909
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	5,756	$97,909
Total Net Increase (Decrease)	—	$—	11,512	$195,818

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford China Equities Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class K Shares
Shares sold	—		$—		—		$—
Shares issued in reinvestment of dividends and distributions	—		—		105,353		1,017,000
Shares redeemed	—		—		—		—
Net Increase (Decrease)	—		$—		105,353		$1,017,000
Institutional Class Shares
Shares sold	45,973		$333,485		—		$—
Shares issued in reinvestment of dividends and distributions	—		—		217,722		1,962,735
Shares redeemed	(3,887)		(27,175)		—		—
Net Increase (Decrease)	42,086		$306,310		217,722		$1,962,735
Total Net Increase (Decrease)	42,086		$306,310		323,075		$2,979,735
	Baillie Gifford Developed EAFE All Cap Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	6,274,892	(a)	$82,489,963	(a)	344		$6,000
Shares issued in reinvestment of dividends and distributions	—		—		177,235		3,070,718
Shares redeemed	—		—		(7,496,960	)(b)	(128,955,703	)(b)
Net Increase (Decrease)	6,274,892		$82,489,963		(7,319,381)		$(125,878,985)
Class 3 Shares
Shares sold	6,675,899	(c)	$88,645,931	(c)	6,023,514	(d)	$103,921,278	(d)
Shares issued in reinvestment of dividends and distributions	—		—		188,554		3,299,115
Shares redeemed	(6,212,069	)(e)	(82,486,963	)(e)	(6,470,874	)(f)	(111,639,409	)(f)
Net Increase (Decrease)	463,830		$6,158,968		(258,806)		$(4,419,016)
Class 4 Shares
Shares sold	—		$—		6,448,597	(g)	$111,639,409	(g)
Shares issued in reinvestment of dividends and distributions	—		—		203,257		3,568,899
Shares redeemed	(6,651,854	)(h)	(88,645,931	)(h)	—		—
Net Increase (Decrease)	(6,651,854)		$(88,645,931)		6,651,854		$115,208,308

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford Developed EAFE All Cap Fund
	For the Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	2,154,780	$27,790,766	6,335,745	$111,763,657
Shares issued in reinvestment of dividends and distributions	—	—	581,109	10,047,376
Shares redeemed	(1,324,028)	(15,318,151)	(1,805,323)	(31,415,609)
Net Increase (Decrease)	830,752	$12,472,615	5,111,531	$90,395,424
Institutional Class Shares
Shares sold	8,038,840	$100,406,292	2,143,379	$37,047,091
Shares issued in reinvestment of dividends and distributions	—	—	59,685	1,029,566
Shares redeemed	(2,892,322)	(34,761,227)	(443,832)	(7,719,308)
Net Increase (Decrease)	5,146,518	$65,645,065	1,759,232	$30,357,349
Total Net Increase (Decrease)	6,064,138	$78,120,680	5,944,430	$105,663,080

(a)  6,274,682 shares and $82,486,963 converted into Class 2 from Class 3 .

(b)  6,083,173 shares and $103,921,278 converted from Class 2 into Class 3.

(c)  6,675,899 shares and $88,645,931 converted into Class 3 from Class 4 .

(d)  6,023,514 shares and $103,921,278 converted into Class 3 from Class 2.

(e)  6,212,069 shares and $82,486,963 converted from Class 3 into Class 2.

(f)  6,470,874 shares and $111,639,409 converted from Class 3 into Class 4.

(g)  6,448,597 shares and $111,639,409 converted into Class 4 from Class 3.

(h)  6,651,854 shares and $88,645,931 converted from Class 4 into Class 3.

	Baillie Gifford EAFE Plus All Cap Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	4,384,627	(a)	$66,976,275	(a)	273		$6,000
Shares issued in reinvestment of dividends and distributions	—		—		793,811		15,772,464
Shares redeemed	(463,937)		(6,000,000)		(8,024,318	)(b)	(177,343,738	)(b)
Net Increase (Decrease)	3,920,690		$60,976,275		(7,230,234)		$(161,565,274)
Class 3 Shares
Shares sold	2,714,998	(c)	$48,476,226	(c)	4,848,759	(d)	$108,708,698	(d)
Shares issued in reinvestment of dividends and distributions	—		—		953,239		18,905,377
Shares redeemed	(4,391,633	)(e)	(66,973,275	)(e)	(2,087,262	)(f)	(45,139,893	)(f)
Net Increase (Decrease)	(1,676,635)		$(18,497,049)		3,714,736		$82,474,182

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford EAFE Plus All Cap Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class 4 Shares
Shares sold	—		$—		224,291	(g)	$4,689,893	(g)
Shares issued in reinvestment of dividends and distributions	—		—		22,194		440,760
Shares redeemed	(246,485	)(h)	(3,764,253	)(h)	—		—
Net Increase (Decrease)	(246,485)		$(3,764,253)		246,485		$5,130,653
Class K Shares
Shares sold	385,077		$5,717,900		658,370	(i)	$14,492,662	(i)
Shares issued in reinvestment of dividends and distributions	—		—		744,100		14,725,746
Shares redeemed	(156,390)		(2,270,800)		(2,599,010)		(55,928,721)
Net Increase (Decrease)	228,687		$3,447,100		(1,196,540)		$(26,710,313)
Institutional Class Shares
Shares sold	105,671		$1,632,602		411,092		$9,054,805
Shares issued in reinvestment of dividends and distributions	—		—		189,274		3,736,271
Shares redeemed	(782,684)		(10,060,130)		(353,062	)(j)	(7,859,622	)(j)
Net Increase (Decrease)	(677,013)		$(8,427,528)		247,304		$4,931,454
Total Net Increase (Decrease)	1,549,244		$33,734,545		(4,218,249)		(95,739,298)

(a)  4,384,445 shares and $66,973,275 converted into Class 2 from Class 3.

(b)  4,846,598 shares and $108,708,699 converted from Class 2 into Class 3

(c)  246,833 shares and $3,764,253 converted into Class 3 from Class 4.

(d)  4,848,759 shares and $108,708,699 converted into Class 3 from Class 2

(e)  4,391,633 shares and $66,973,275 converted from Class 3 into Class 2.

(f)  204,363 shares and $4,239,893 converted from Class 3 into Class 4

(g)  203,987 shares and $4,239,893 converted into Class 4 from Class 3

(h)  246,485 shares and $3,764,253 converted from Class 4 into Class 3.

(i)  152,082 shares and $3,455,307 converted into Class K from Institutional Class.

(j)  152,552 shares and $3,455,307 converted from Institutional Class into Class K.

	Baillie Gifford Emerging Markets Equities Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	174,667	(a)	$3,589,367	(a)	3,043,916		$90,006,000
Shares issued in reinvestment of dividends and distributions	—		—		74,348		1,803,685
Shares redeemed	(1,023)		(20,000)		(5,655,693	)(b)	(160,385,840	)(b)
Net Increase (Decrease)	173,644		$3,569,367		(2,537,429)		$(68,576,155)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford Emerging Markets Equities Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class 3 Shares
Shares sold	—		$—		5,602,725	(c)	$160,385,840	(c)
Shares issued in reinvestment of dividends and distributions	—		—		340,872		8,340,251
Shares redeemed	—		—		(196,231)		(5,000,000)
Net Increase (Decrease)	—		$—		5,747,366		$163,726,091
Class 4 Shares
Shares sold	—		$—		—		$—
Shares issued in reinvestment of dividends and distributions	—		—		289,039		7,173,573
Shares redeemed	—		—		—		—
Net Increase (Decrease)	—		$—		289,039		$7,173,573
Class 5 Shares
Shares sold	—		$—		6,114,978		$166,800,000
Shares issued in reinvestment of dividends and distributions	—		—		1,979,376		49,817,720
Shares redeemed	(5,704,264	)(d)	(124,626,367	)(d)	(7,587,417)		(227,640,000)
Net Increase (Decrease)	(5,704,264)		$(124,626,367)		506,937		$(11,022,280)
Class K Shares
Shares sold	19,678,945	(e)	$402,537,543	(e)	41,053,308	(f)	$1,143,888,868	(f)
Shares issued in reinvestment of dividends and distributions	—		—		2,584,310		62,411,077
Shares redeemed	(15,249,061)		(308,205,139)		(23,579,566	)(g)	(635,251,719	)(g)
Net Increase (Decrease)	4,429,884		$94,332,404		20,058,052		$571,048,226

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford Emerging Markets Equities Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Institutional Class Shares
Shares sold	15,104,976		$322,586,013		18,703,308	(h)	$524,250,455	(h)
Shares issued in reinvestment of dividends and distributions	—		—		1,344,723		32,461,628
Shares redeemed	(15,152,483	)(i)	(308,400,554	)(i)	(15,312,378	)(j)	(416,430,456	)(j)
Net Increase (Decrease)	(47,507)		$14,185,459		4,735,653		$140,281,627
Total Net Increase (Decrease)	(1,148,243)		$(12,539,137)		28,799,618		$802,631,082

(a)  174,533 shares and $3,586,367 converted into Class 2 from Class 5.

(b)  5,655,693 shares and $160,385,840 converted from Class 2 into Class 3.

(c)  5,602,725 shares and $160,385,840 converted into Class 3 from Class 2.

(d)  168,163 shares and $3,586,367 converted from Class 5 into Class 2.

(e)  84,183 shares and $1,876,386 converted into Class K from Institutional Class

(f)  50,077 shares and $1,296,500 converted into Class K from Institutional Class.

(g)  41 shares and $1,064 converted from Class K into Institutional Class.

(h)  41 shares and $1,064 converted into Institutional Class from Class K.

(i)  84,183 shares and $1,876,386 converted from Institutional Class into Class K.

(j)  50,152 shares and $1,296,500 converted from Institutional Class into Class K.

	Baillie Gifford Emerging Markets ex China Fund
	For the Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	50,000	$500,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	50,000	$500,000
Institutional Class Shares
Shares sold	—	$—	50,000	$500,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	50,000	$500,000
Total Net Increase (Decrease)	—	$—	100,000	$1,000,000

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford Global Alpha Equities Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	4,606,895	(a)	$73,244,462	(a)	7,480,245	(b)	$170,721,384	(b)
Shares issued in reinvestment of dividends and distributions	—		—		1,285,909		25,318,524
Shares redeemed	(1,511,161)		(23,000,000)		(11,097,275)		(258,817,289)
Net Increase (Decrease)	3,095,734		$50,244,462		(2,331,121)		$(62,777,381)
Class 3 Shares
Shares sold	9,107,174	(c)	$151,183,648	(c)	—		$—
Shares issued in reinvestment of dividends and distributions	—		—		656,990		13,371,461
Shares redeemed	(6,602,142	)(d)	(109,241,462	)(d)	(8,658,562	)(e)	(201,670,946	)(e)
Net Increase (Decrease)	2,505,032		$41,942,186		(8,001,572)		$(188,299,485)
Class 4 Shares
Shares sold	11,504,588	(f)	$196,727,309	(f)	1,210,976		$30,000,000
Shares issued in reinvestment of dividends and distributions	—		—		4,105,248		86,057,906
Shares redeemed	(20,344,448	)(g)	(381,302,662	)(g)	(4,090,097)		(100,000,000)
Net Increase (Decrease)	(8,839,860)		$(184,575,353)		1,226,127		$16,057,906
Class 5 Shares
Shares sold	10,892,744	(h)	$230,119,015	(h)	—		$—
Shares issued in reinvestment of dividends and distributions	—		—		—		—
Shares redeemed	(10,892,744	)(i)	(196,727,309	)(i)	—		—
Net Increase (Decrease)	—		$33,391,706		—		$—
Class K Shares
Shares sold	1,114,114		$18,018,594		11,893,493		$271,493,367
Shares issued in reinvestment of dividends and distributions	—		—		3,574,655		70,027,474
Shares redeemed	(3,598,143)		(53,564,505)		(1,968,026)		(45,018,740)
Net Increase (Decrease)	(2,484,029)		$(35,545,911)		13,500,122		$296,502,101

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford Global Alpha Equities Fund
	For the Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Institutional Class Shares
Shares sold	1,037,275	$16,482,544	1,201,553	$27,820,913
Shares issued in reinvestment of dividends and distributions	—	—	340,854	6,687,568
Shares redeemed	(1,146,969)	(18,329,285)	(253,620)	(5,284,272)
Net Increase (Decrease)	(109,694)	$(1,846,741)	1,288,787	$29,224,209
Total Net Increase (Decrease)	(5,832,817)	$(96,389,651)	5,682,343	$90,707,350

(a)  4,312,417 shares and $69,241,462 converted into Class 2 from Class 3.

(b)  4,429,348 shares and $100,167,937 converted into Class 2 from Class 3.

(c)  9,107,174 shares and $151,183,648 converted into Class 3 from Class 4.

(d)  4,171,047 shares and 69,241,462 converted from Class 3 into Class 2.

(e)  4,302,451 shares and $100,167,937 converted from Class 3 into Class 2.

(f)  11,504,588 shares and $196,727,309 converted into Class 4 from Class 5.

(g)  11,503, 248 shares and $230,119,015 converted from Class 4 into Class 5. 8,841,200 shares and $151,183,648 converted from Class 4 into Class 3.

(h)  10,892,744 shares and $230,119,015 converted into Class 5 from Class 4.

(i)  10,892,744 shares and $196,727,309 converted from Class 5 into Class 4.

	Baillie Gifford Global Stewardship Equities Fund
	For the Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	15,323	275,056
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	15,323	$275,056
Institutional Class Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	15,324	275,056
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	15,324	$275,056
Total Net Increase (Decrease)	—	$—	30,647	$550,112

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford Health Innovation Equities Fund
	For the Period Ended June 30, 2022				For the Period Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class K Shares
Shares sold	—		$—		500,000		$5,000,000
Shares issued in reinvestment of dividends and distributions	—		—		—		—
Shares redeemed	—		—		—		—
Net Increase (Decrease)	—		$—		500,000		$5,000,000
Institutional Class Shares
Shares sold	—		$—		500,000		$5,000,000
Shares issued in reinvestment of dividends and distributions	—		—		—		—
Shares redeemed	—		—		—		—
Net Increase (Decrease)	—		$—		500,000		$5,000,000
Total Net Increase (Decrease)	—		$—		1,000,000		$10,000,000
	Baillie Gifford International Alpha Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	14,635,804	(a)	$182,269,469	(a)	1,286,623		$21,780,009
Shares issued in reinvestment of dividends and distributions	—		—		1,614,613		24,786,899
Shares redeemed	(3,024,546)		(42,026,366)		(3,139,152	)(b)	(54,578,192	)(b)
Net Increase (Decrease)	11,611,258		$140,243,103		(237,916)		$(8,011,284)
Class 3 Shares
Shares sold	14,376,593	(c)	$183,924,480	(c)	9,378,598	(d)	$167,796,050	(d)
Shares issued in reinvestment of dividends and distributions	—		—		2,476,668		38,629,582
Shares redeemed	(13,844,093	)(e)	(176,400,469	)(e)	(22,853,592	)(f)	(404,578,419	)(f)
Net Increase (Decrease)	532,500		$7,524,011		(10,998,326)		$(198,152,787)
Class 4 Shares
Shares sold	161,654		$2,420,000		12,884,594	(g)	$233,443,729	(g)
Shares issued in reinvestment of dividends and distributions	—		—		4,178,776		66,380,677
Shares redeemed	(12,448,965	)(h)	(161,424,480	)(h)	(22,393,336	)(i)	(402,768,420	)(i)
Net Increase (Decrease)	(12,287,311)		$(159,004,480)		(5,329,966)		$(102,944,014)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford International Alpha Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares	Amount
Class 5 Shares
Shares sold	—		$—		—	$—
Shares issued in reinvestment of dividends and distributions	—		—		557,199	9,031,928
Shares redeemed	—		—		(1,333,617)	(24,534,404)
Net Increase (Decrease)	—		$—		(776,418)	$(15,502,476)
Class K Shares
Shares sold	4,220,027		$53,160,787		14,849,984	$251,570,911
Shares issued in reinvestment of dividends and distributions	—		—		5,425,688	82,904,506
Shares redeemed	(11,172,455	)(j)	(130,082,165	)(j)	(5,504,581)	(94,925,921)
Net Increase (Decrease)	(6,952,428)		$(76,921,378)		14,771,091	$239,549,496
Institutional Class Shares
Shares sold	9,799,771	(k)	$128,088,077	(k)	15,712,386	$272,576,224
Shares issued in reinvestment of dividends and distributions	—		—		3,372,421	51,732,944
Shares redeemed	(21,566,223)		(279,119,076)		(13,401,497)	(228,187,591)
Net Increase (Decrease)	(11,766,452)		$(151,030,999)		5,683,310	$96,121,577
Total Net Increase (Decrease)	(18,862,433)		$(239,189,743)		3,111,775	$11,060,512

(a)  13,766,810 shares and $172,466,469 converted into Class 2 from Class 3.

(b)  1,286,279 shares and $22,778,192 converted from Class 2 into Class 3.

(c)  12,679,738 shares and $161,424,480 converted into Class 3 from Class 4.

(d)  1,267,060 shares and $22,778,192 converted into Class 3 from Class 2. 7,679,274 shares and $137,460,543 converted into Class 3 from Class 4.

(e)  13,547,076 shares and $172,466,469 converted from Class 3 into Class 2.

(f)  12,342,734 shares and $220,102,199 converted from Class 3 into Class 4.

(g)  12,132,971 shares and $220,102,199 converted into Class 4 from Class 3.

(h)  12,448,965 shares and $161,424,480 converted from Class 4 into Class 3.

(i)  7,548,837 shares and $137,460,543 converted from Class 4 into Class 3.

(j)  6,147 shares and $83,656 converted from Class K into Institutional Class.

(k)  6,124 shares and $83,656 converted into Institutional Class from Class K.

	Baillie Gifford International Concentrated Growth Equities Fund
	For the Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	1,367,478	$9,903,874	2,492,265	$32,264,192
Shares issued in reinvestment of dividends and distributions	—	—	1,163,157	11,398,944
Shares redeemed	(1,879,384)	(11,877,376)	(1,384,438)	(16,619,698)
Net Increase (Decrease)	(511,906)	$(1,973,502)	2,270,984	$27,043,438

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford International Concentrated Growth Equities Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Institutional Class Shares
Shares sold	7,160,090		$58,239,758		7,992,818		$103,591,639
Shares issued in reinvestment of dividends and distributions	—		—		1,192,576		11,556,064
Shares redeemed	(5,627,070)		(41,567,724)		(4,805,157)		(57,388,368)
Net Increase (Decrease)	1,533,020		$16,672,034		4,380,237		$57,759,335
Total Net Increase (Decrease)	1,021,114		$14,698,532		6,651,221		$84,802,773
	Baillie Gifford International Growth Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	24,816,798	(a)	$314,478,605	(a)	4,324,682	(b)	$94,862,331	(b)
Shares issued in reinvestment of dividends and distributions	—		—		3,767,026		62,797,066
Shares redeemed	(105,915)		(1,550,000)		(8,806,245	)(c)	(195,081,174	)(c)
Net Increase (Decrease)	24,710,883		$312,928,605		(714,537)		$(37,421,777)
Class 3 Shares
Shares sold	11,071,825	(d)	$137,813,900	(d)	7,058,372	(e)	$152,146,174	(e)
Shares issued in reinvestment of dividends and distributions	—		—		4,132,837		69,053,504
Shares redeemed	(20,821,664	)(f)	(262,475,605	)(f)	(13,350,707	)(g)	(299,199,945	)(g)
Net Increase (Decrease)	(9,749,839)		$(124,661,705)		(2,159,498)		$(78,000,267)
Class 4 Shares
Shares sold	—		$—		1,662,426		$32,700,771
Shares issued in reinvestment of dividends and distributions	—		—		7,206,366		120,474,576
Shares redeemed	(8,865,493	)(h)	(111,613,900	)(h)	(2,606,084)		(53,552,555)
Net Increase (Decrease)	(8,865,493)		$(111,613,900)		6,262,708		$99,622,792
Class 5 Shares
Shares sold	—		$—		94,102		$2,000,000
Shares issued in reinvestment of dividends and distributions	—		—		13,064,393		219,002,340
Shares redeemed	—		—		(5,616,791)		(125,000,000)
Net Increase (Decrease)	—		$—		7,541,704		$96,002,340

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford International Growth Fund
	For the Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	788,554	$10,582,118	613,671	$12,785,685
Shares issued in reinvestment of dividends and distributions	—	—	542,605	9,023,516
Shares redeemed	(460,105)	(6,645,721)	(2,272,662)	(45,641,020)
Net Increase (Decrease)	328,449	$3,936,397	(1,116,386)	$(23,831,819)
Institutional Class Shares
Shares sold	13,553,521	$166,811,395	10,979,214	$237,406,612
Shares issued in reinvestment of dividends and distributions	—	—	2,791,793	46,287,943
Shares redeemed	(11,245,467)	(142,810,945)	(8,869,161)	(175,527,255)
Net Increase (Decrease)	2,308,054	$24,000,450	4,901,846	$108,167,300
Total Net Increase (Decrease)	8,732,054	$104,589,847	14,715,837	$164,538,569

(a)  20,387,845 shares and $255,875,605 converted into Class 2 from Class 3.

(b)  4,195,924 shares and $91,856,330 converted into Class 2 from Class 3.

(c)  5,171,930 shares and $114,721,174 converted from Class 2 into Class 3.

(d)  8,871,130 shares and $111,613,900 converted into Class 3 from Class 4.

(e)  5,155,544 shares and $114,721,174 converted into Class 3 from Class 2

(f)  20,337,125 shares and $255,875,605 converted from Class 3 into Class 2.

(g)  4,181,922 shares and $91,856,330 converted from Class 3 into Class 2.

(h)  8,865,493 shares and $111,613,900 converted from Class 4 into Class 3.

	Baillie Gifford International Smaller Companies Fund
	For the Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	84,528	$1,195,100	2,175,577	$40,085,550
Shares issued in reinvestment of dividends and distributions	—	—	8,974	166,380
Shares redeemed	(269,089)	(3,509,000)	—	—
Net Increase (Decrease)	(184,561)	$(2,313,900)	2,184,551	$40,251,930
Institutional Class Shares
Shares sold	263,261	$3,513,257	774,881	$14,302,761
Shares issued in reinvestment of dividends and distributions	—	—	3,272	60,637
Shares redeemed	(36,498)	(478,768)	(2,913)	(53,975)
Net Increase (Decrease)	226,763	$3,034,489	775,240	$14,309,423
Total Net Increase (Decrease)	42,202	$720,589	2,959,791	$54,561,353

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford Long Term Global Growth Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	102		$3,000		816		$32,500
Shares issued in reinvestment of dividends and distributions	—		—		159,599		5,937,177
Shares redeemed	(238,117)		(7,000,000)		(349,440)		(14,000,000)
Net Increase (Decrease)	(238,015)		$(6,997,000)		(189,025)		$(8,030,323)
Class 4 Shares
Shares sold	1,716,411	(a)	$53,862,692	(a)	—		$—
Shares issued in reinvestment of dividends and distributions	—				—
Shares redeemed	—		—		—		—
Net Increase (Decrease)	1,716,411		$53,862,692		—		$—
Class 5 Shares
Shares sold	—		$—		—		$—
Shares issued in reinvestment of dividends and distributions	—		—		79,486		3,833,233
Shares redeemed	(2,065,875	)(b)	(74,362,692	)(b)	(211,915)		(11,000,000)
Net Increase (Decrease)	(2,065,875)		$(74,362,692)		(132,429)		$(7,166,767)
Class K Shares
Shares sold	1,160,186		$31,456,924		5,982,410	(c)	$252,634,576	(c)
Shares issued in reinvestment of dividends and distributions	—		—		568,116		21,145,301
Shares redeemed	(946,270)		(23,783,734)		(750,143)		(31,354,012)
Net Increase (Decrease)	213,916		$7,673,190		5,800,383		$242,425,865
Institutional Class Shares
Shares sold	6,144,243		$167,085,189		7,080,296		$290,000,498
Shares issued in reinvestment of dividends and distributions	—		—		708,875		26,299,259
Shares redeemed	(8,660,056)		(229,569,335)		(2,869,323	)(d)	(114,269,725	)(d)
Net Increase (Decrease)	(2,515,813)		$(62,484,146)		4,919,848		$202,030,032
Total Net Increase (Decrease)	(2,889,376)		$(82,307,956)		10,398,777		$429,258,807

(a)  1,716,411 shares and $53,862,692 converted into Class 4 from Class 5.

(b)  1,527,868 shares and $53,862,692 converted from Class 5 into Class 4.

(c)  11,840 shares and $448,599 converted into Class K from Institutional Class.

(d)  11,871 shares and $448,599 converted into from Institutional Class into Class K.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford Positive Change Equities Fund
	For the Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	1,376,432	$25,275,466	2,097,316	$54,298,913
Shares issued in reinvestment of dividends and distributions	—	—	264,700	6,310,451
Shares redeemed	(568,595)	(10,986,540)	(187,837)	(4,799,354)
Net Increase (Decrease)	807,837	$14,288,926	2,174,179	$55,810,010
Institutional Class Shares
Shares sold	1,112,044	$20,746,909	2,246,493	$61,117,014
Shares issued in reinvestment of dividends and distributions	—	—	278,039	6,617,326
Shares redeemed	(1,033,749)	(18,659,936)	(406,206)	(10,504,977)
Net Increase (Decrease)	78,295	$2,086,973	2,118,326	$57,229,363
Total Net Increase (Decrease)	886,132	$16,375,899	4,292,505	$113,039,373
	Baillie Gifford U.S. Discovery Fund
	For the Period Ended June 30, 2022		For the Period Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	394,567	$2,655,000	126,581	$1,275,000
Shares issued in reinvestment of dividends and distributions	—	—	274	2,362
Shares redeemed	(317,164)	(1,642,910)	—	—
Net Increase (Decrease)	77,403	$1,012,090	126,855	$1,277,362
Institutional Class Shares
Shares sold	—	$—	50,000	$500,000
Shares issued in reinvestment of dividends and distributions	—	—	109	933
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	50,109	$500,933
Total Net Increase (Decrease)	77,403	$1,012,090	176,964	$1,778,295

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

	Baillie Gifford U.S. Equity Growth Fund
	For the Period Ended June 30, 2022		For the Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	31,140	$629,030	535,696	$21,778,411
Shares issued in reinvestment of dividends and distributions	—	—	100,801	3,493,770
Shares redeemed	(31,440)	(785,351)	(977,315)	(41,666,785)
Net Increase (Decrease)	(300)	$(156,321)	(340,818)	$(16,394,604)
Institutional Class Shares
Shares sold	185,090	$4,086,414	2,467,221	$106,488,365
Shares issued in reinvestment of dividends and distributions	—	—	160,787	5,556,812
Shares redeemed	(703,447)	(16,307,701)	(1,999,426)	(80,445,589)
Net Increase (Decrease)	(518,357)	$(12,221,287)	628,582	$31,599,588
Total Net Increase (Decrease)	(518,657)	$(12,377,608)	287,764	$15,204,984

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, the following Funds had one or more shareholders which beneficially owned 25% or more of the Fund's voting securities:

Fund
Baillie Gifford China A Shares Growth Fund
Baillie Gifford China Equities Fund
Baillie Gifford EAFE Plus All Cap Fund
Baillie Gifford Emerging Markets ex China Fund
Baillie Gifford Global Stewardship Equities Fund
Baillie Gifford Health Innovation Equities Fund
Baillie Gifford International Concentrated Growth Equities Fund
Baillie Gifford International Growth Fund
Baillie Gifford International Smaller Companies Fund*
Baillie Gifford U.S. Discovery Fund*

*  The Fund has two shareholders which each beneficially own 25% or more of the Fund's voting securities.

Purchase and redemption activity of these shareholders may have a significant effect on the operation of each Fund.

At June 30, 2022, Baillie Gifford International LLC, a wholly owned subsidiary of the Manager, owned 100% of Baillie Gifford China A Shares Growth Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford Global Stewardship Equities Fund and Baillie Gifford Health Innovation Equities Fund and as a result may be deemed to control such Funds.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 19, 2022,

and expiring April 18, 2023 which allows certain series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%. Prior to April 19, 2022, the rate used was the greater of the Federal Funds Effective Rate or the one-month U.S. LIBOR Rate.

The Funds pay a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at June 30, 2022 was 2.86% on any amounts drawn down.

The following borrowings were made against the credit facility during the period:

Fund	Date of Borrowing	Full Repayment Date	Maximum Amount Borrowed	Average Amount Borrowed(1)	Average Interest Rate
Baillie Gifford Global Alpha Equities Fund	4/29/22 5/5/22 6/1/22	5/3/22 5/9/22 6/2/22	$10,600,000 $5,650,000 $2,850,000	$7,383,333	1.64% 1.97% 2.14%
Baillie Gifford International Alpha Fund	2/1/22 3/25/22 6/17/22 6/22/22	2/2/22 3/29/22 6/21/22 6/23/22	$4,950,000 $44,350,000 $3,900,000 $700,000	$15,735,000	1.36% 1.70% 2.83% 2.83%
Baillie Gifford International Concentrated Growth Equities Fund	2/22/22 3/4/22 4/29/22 6/27/22	2/24/22 3/8/22 5/2/22 7/7/22	$8,050,000 $12,650,000 $750,000 $2,100,000(2)	$3,793,750	1.42% 1.55% 1.63% 2.86%
Baillie Gifford International Smaller Companies Fund	3/30/22 6/1/22	4/1/22 6/7/22	$900,000 $1,400,000	$750,000	1.70% 2.14%
Baillie Gifford Long Term Global Growth Fund	1/7/22 1/25/22 5/10/22 6/13/22	1/10/22 1/27/22 5/13/22 6/14/22	$2,300,000 $12,900,000 $26,050,000 $850,000	$7,400,000	1.35% 1.36% 2.13% 2.09%
Baillie Gifford Positive Change Equities Fund	1/26/22 3/14/22 6/22/22	1/28/22 3/15/22 6/24/22	$2,350,000 $1,600,000 $450,000	$1,120,000	1.36% 1.66% 2.83%

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Fund	Date of Borrowing	Full Repayment Date	Maximum Amount Borrowed	Average Amount Borrowed(1)	Average Interest Rate
Baillie Gifford U.S. Equity Growth Fund	1/6/22 1/20/22 1/25/22 1/31/22 3/25/22 4/5/22 5/17/22 6/6/22 6/17/22	1/10/22 1/24/22 1/27/22 2/2/22 3/28/22 4/7/22 5/18/22 6/8/22 6/22/22	$1,350,000 $800,000 $800,000 $250,000 $250,000 $250,000 $250,000 $300,000 $550,000	$540,000	1.35% 1.36% 1.36% 1.36% 1.70% 1.70% 2.15% 2.13% 2.83%

(1)  Average amount borrowed is calculated using days with outstanding borrowings.

(2)  At June 30, 2022, the Fund had an outstanding loan balance of $1,850,000.

Note H — Principal Risks

The below is a selection of the Funds' principal risks. The Funds' full list of principal risks, including more commonly known risks, are further described within their respective prospectuses.

Investment Style Risk

The Manager actively makes investment decisions for the Funds through bottom-up stock selection. Accordingly, the Funds will have risk characteristics that differ from their benchmark indices. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause a Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and a Fund may not perform as expected in the long term. An investment in a Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Emerging Markets Risk

To the extent the Funds invest in emerging market securities, the Funds may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than the risks of investing in developed markets.

Geographic Focus Risk

Certain Funds expect to focus investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because these Funds will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. Baillie Gifford China A Shares Growth Fund, Baillie Gifford China Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Health Innovation Equities Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford Positive Change Equities Fund, Baillie Gifford U.S. Discovery Fund and Baillie Gifford U.S. Equity Growth Fund are all non-diversified Funds.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the Funds' exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds' investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

An outbreak of a respiratory disease caused by a novel coronavirus (known as "COVID-19") first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result.

For further information on the risks of investing in each Fund, please refer to each Fund's prospectus.

Note I — Legal Notice

MSCI

The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

FTSE Russell (U.S. Discovery & U.S. Equity Growth)

FTSE Russell is a trading name of certain of the LSE Group companies. Russell® is a trade mark of the relevant LSE Group companies and is used by any other LSE Group company under license. "TMX®" is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

S&P (U.S. Equity Growth)

The S&P 500 and S&P Global Small Cap ("Index") is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates ("SPDJI"). Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC, a division of S&P Global ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

On July 18, 2022, Baillie Gifford Positive Change Equities Fund (the "Positive Change Fund") was reorganized with and into Vanguard Baillie Gifford Global Positive Impact Stock Fund (the "Vanguard Fund"), a series of the Vanguard Valley Forge Funds.

Shareholders in the Positive Change Fund received shares in the Vanguard Fund in exchange for their holding and the Positive Change Fund subsequently ceased operations.

There were no other subsequent events identified between June 30, 2022 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2022

Management of the Trust

Independent Trustees

Howard W. Chin, Chair of the Nominating and Governance Committee

Pamela M.J. Cox

Robert E. Rigsby, Chair of the Audit Oversight Committee

Donald P. Sullivan Jr.

Interested Trustee

David Salter, Chair of the Board and President

Officers (other than officers who are also Trustees)

Andrew Telfer, Vice President

Michael Stirling-Aird, Vice President

Julie Paul, Vice President

Tim Campbell, Vice President

Lindsay Cockburn, Treasurer

Gareth Griffiths, Secretary and Chief Legal Officer

Graham Laybourn, Vice President

Suzanne Quinn, Chief Compliance Officer and AML Compliance Officer

Lesley-Anne Archibald, Vice President

Kelly Cameron, Vice President

Neil Riddell, Chief Risk Officer

Additional information regarding the Trustees is in each Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at +44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of each Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at +44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent

12-month period ended June 30 is also available without charge upon request by calling the Manager at +44-131-275-2000 or by accessing each Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Funds' Form N-PORT is available on the SEC's website at http://www.sec.gov. The Funds' holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

BOARD CONSIDERATIONS REGARDING
2022 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2022

BAILLIE GIFFORD FUNDS

On June 23, 2022, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the funds listed below, respectively (each a "Fund" and collectively, the "Funds"), and Baillie Gifford Overseas Limited (the "Manager"):

• Baillie Gifford China A Shares Growth Fund	• Baillie Gifford Developed EAFE All Cap Fund
• Baillie Gifford EAFE Plus All Cap Fund	• Baillie Gifford Emerging Markets Equities Fund
• Baillie Gifford Global Alpha Equities Fund	• Baillie Gifford Global Stewardship Equities Fund
• Baillie Gifford International Alpha Fund	• Baillie Gifford International Concentrated Growth Equities Fund
• Baillie Gifford International Growth Fund	• Baillie Gifford International Smaller Companies Fund
• Baillie Gifford Long Term Global Growth Fund	• Baillie Gifford Positive Change Equities Fund
• Baillie Gifford U.S. Discovery Fund	• Baillie Gifford U.S. Equity Growth Fund

As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data ("Broadridge"), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided additional materials and other information in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to each Fund. The Board noted that: (1) pursuant to the Funds' Advisory Agreement, the Manager provides portfolio management services to the Funds and receives an advisory fee; (2) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Class K and Institutional Class shares for each Fund that offers those classes, the Manager receives an "administration and supervisory fee"; and (3) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares for each Fund that offers those classes, the Manager receives a "shareholder service fee," the amount of which varies among the share classes (the administration and supervisory fee and the shareholder service fee are each referred to as a "Class specific fee" and together are referred to as "Class specific fees"). The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Funds, reviewed information regarding each Fund's performance, advisory fee and applicable Class specific fee, and expense ratios for certain share classes compared to similar funds, and considered the experience of the Manager in providing services to each Fund. In assessing each Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee and that the Manager employs a long-term investment approach. The Board considered the Manager's acknowledgment of the recent sharp reversal in the Funds' investment performance, attributable to the rotation out of growth equities into more value oriented stocks, which was exacerbated by the conflict in Ukraine and the rise in inflation and interest rates. The Board also considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected. In evaluating the advisory fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the applicable Class specific fee. The Board also considered that the advisory fee schedule for each Fund other than Baillie Gifford International Smaller Companies Fund and Baillie Gifford U.S. Discovery Fund includes breakpoints. The Board considered other

BOARD CONSIDERATIONS REGARDING
2022 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2022

benefits derived by the Manager and its affiliates from the relationship to the Funds, including the Manager's receipt of the Class specific fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Funds and the nature of the Manager's resources expended in providing solely advisory services as well as additional services to the Funds. The Board considered the Manager's estimated profitability with respect to the Funds and concluded that it was not unreasonable.

The Board noted the following items specific to the referenced Funds.

Baillie Gifford China A Shares Growth Fund

The Board reviewed total return information for the one-year and since inception (December 19, 2019) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI China A Onshore Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2020 and 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the since inception period and above the average of the performance universe and below the benchmark index for the one-year period. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2023. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Developed EAFE All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (April 15, 2014) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the three-year and since inception periods, above the benchmark index and below the average of the performance universe for the five-year period, and below the benchmark index and the average of the performance universe for the one-year period. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's

BOARD CONSIDERATIONS REGARDING
2022 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2022

contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford EAFE Plus All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (December 17, 2009) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2012 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the ten-year and since inception periods and below the benchmark index and the average of the performance universe for the one-year, three-year and five-year periods. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (April 4, 2003) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2012 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the five-year, ten-year and since inception periods and below the benchmark index and the average of the performance universe for the one-year and three-year periods. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

BOARD CONSIDERATIONS REGARDING
2022 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2022

Baillie Gifford Global Alpha Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (November 15, 2011) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI AC World Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2012 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the five-year, ten-year and since inception periods and below the benchmark index and the average of the performance universe for the one-year and three-year periods. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Global Stewardship Equities Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 14, 2017) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI AC World Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the three-year and since inception periods and below the benchmark index and the average of the performance universe for the one-year period. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2023. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Alpha Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (February 7, 2008) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI AC World (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar

BOARD CONSIDERATIONS REGARDING
2022 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2022

year returns for 2012 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the ten-year and since inception periods, above the benchmark index and below the average of the performance universe for the five-year period, and below the benchmark index and the average of the performance universe for the one-year and three-year periods. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Concentrated Growth Equities Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 14, 2017) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI AC World (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the three-year and since inception periods and below the benchmark index and the average of the performance universe for the one-year period. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2023. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (March 6, 2008) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI AC World (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2012 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe

BOARD CONSIDERATIONS REGARDING
2022 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2022

for the three-year, five-year, ten-year and since inception periods and below the benchmark index and the average of the performance universe for the one-year period. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Smaller Companies Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 19, 2018) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI AC World (ex U.S.) Small Cap Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2019 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the three-year and since inception periods and below the benchmark index and the average of the performance universe for the one-year period. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2023. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Long Term Global Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (June 10, 2014) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI AC World Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the three-year, five-year and since inception periods and below the benchmark index and the average of the performance universe for the one-year period. The Board considered the Manager's discussion of the Fund's performance, including

BOARD CONSIDERATIONS REGARDING
2022 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2022

recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Positive Change Equities Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 14, 2017) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI AC World Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the three-year and since inception periods and below the benchmark index and the average of the performance universe for the one-year period. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2023. The Board also considered that the Fund was proposed to reorganize into the Vanguard Baillie Gifford Global Positive Impact Stock Fund in July 2022. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford U.S. Discovery Fund

The Board reviewed total return information for the since inception (May 5, 2021) period ended March 31, 2022 for the Fund compared to a benchmark index (Russell 2500 Growth Index) and the average total return of a performance universe of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the since inception period. The Board considered that the Fund had been operational for a short period of time and the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager

BOARD CONSIDERATIONS REGARDING
2022 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2022

with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund's assets, that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2023. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford U.S. Equity Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 5, 2016) periods ended March 31, 2022 for the Fund compared to a benchmark index (Russell 1000 Growth Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2017 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the five-year and since inception periods, above the average of the performance universe and below the benchmark index for the three-year period, and below the benchmark index and the average of the performance universe for the one-year period. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2023. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of each Fund.

Copyright © Baillie Gifford & Co 2015.

BAILLIE GIFFORD FUNDS

Baillie Gifford International All Cap Fund

Semi-Annual Report

June 30, 2022

(unaudited)

Index

Page Number
01	Fund Expenses
03	Industry Diversification Table
04	Portfolio of Investments
08	Financial Statements
11	Financial Highlights
14	Notes to Financial Statements
Supplemental Information
22	Management of the Trust
23	Board Considerations Regarding 2022 Contract Renewal

Scenic view of the Glenfinnan Viaduct, Glenfinnan, Scotland. @ Getty Images

This report is intended for shareholders of Baillie Gifford International All Cap Fund (the "Fund") and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time. All investments entail risk, including the possible loss of principal.

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2022

As a shareholder of the Fund you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2022

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratios Based on the Period January 1, 2022 to June 30, 2022	Expenses Paid During Period*
Baillie Gifford International All Cap Fund — Class 2
Actual	$1,000	$663.70	0.64%	$2.64
Hypothetical (5% return before expenses)	$1,000	$1,021.62	0.64%	$3.21
Baillie Gifford International All Cap Fund — Class 3
Actual	$1,000	$663.90	0.57%	$2.35
Hypothetical (5% return before expenses)	$1,000	$1,021.97	0.57%	$2.86
Baillie Gifford International All Cap Fund — Class 5
Actual	$1,000	$664.20	0.49%	$2.02
Hypothetical (5% return before expenses)	$1,000	$1,022.36	0.49%	$2.46

*  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2022. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year.

02

Industry Diversification Table

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International All Cap Fund

	Value	% of Total Net Assets
Apparel	$12,923,023	4.3%
Auto Manufacturers	2,656,505	0.9
Auto Parts & Equipment	6,983,642	2.2
Banks	7,447,260	2.4
Beverages	9,271,133	3.0
Biotechnology	1,802,213	0.6
Building Materials	4,602,513	1.5
Chemicals	5,010,372	1.6
Commercial Services	12,283,395	4.0
Computers	5,222,471	1.7
Cosmetics/Personal Care	12,227,105	4.0
Distribution/Wholesale	4,143,877	1.4
Diversified Financial Services	9,847,297	3.2
Electronics	23,006,630	7.6
Energy — Alternate Sources	5,217,731	1.7
Engineering & Construction	1,487,552	0.5
Food	4,859,941	1.6
Hand/Machine Tools	4,928,696	1.6
Healthcare — Products	16,316,119	5.3
Healthcare-Services	3,196,813	1.0
Home Furnishings	2,705,074	0.9
Insurance	12,365,049	4.0
Internet	55,098,112	18.1
Investment Companies	3,929,048	1.3
Leisure Time	3,958,736	1.3
Machinery — Construction & Mining	5,020,776	1.6
Machinery — Diversified	14,486,752	4.7
Retail	20,686,842	6.8
Semiconductors	18,099,355	5.9
Software	7,551,801	2.4
Telecommunications	2,360,393	0.8
Toys/Games/Hobbies	2,722,879	0.9
Total Value of Investments	302,419,105	98.8
Other assets less liabilities	3,657,872	1.2
Net Assets	$306,076,977	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

03

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 96.7%
AUSTRALIA — 1.7%
Cochlear Ltd.	38,219	$5,247,189
BRAZIL — 2.2%
MercadoLibre, Inc. *	5,548	3,533,355
Raia Drogasil SA	890,800	3,276,595
		6,809,950
CANADA — 1.0%
Shopify, Inc., Class A *	102,240	3,193,978
CHINA — 14.1%
Alibaba Group Holding Ltd. *	406,856	5,803,961
Baidu, Inc., Class A *	73,800	1,398,008
Baidu, Inc. ADR *	9,226	1,372,183
BeiGene Ltd. *	141,869	1,802,213
Contemporary Amperex Technology Co., Ltd., Class A	54,955	4,402,579
Li Ning Co., Ltd.	431,000	4,013,081
LONGi Green Energy Technology Co., Ltd., Class A	521,686	5,217,731
Meituan, Class B *	204,300	5,098,161
Ping An Insurance Group Co. of China Ltd., Class H	622,500	4,284,820
Prosus NV *	118,158	7,651,161
Trip.com Group Ltd. *	70,854	1,960,563
		43,004,461
FRANCE — 5.0%
Kering	5,835	3,023,854
LVMH Moet Hennessy Louis Vuitton SE	7,521	4,609,456
Remy Cointreau SA	32,063	5,625,826
Ubisoft Entertainment SA *	44,099	1,944,913
		15,204,049
GERMANY — 5.6%
adidas AG	16,413	2,915,457
Auto1 Group SE *	106,585	784,932
Bechtle AG	127,146	5,222,471
Nemetschek SE	37,634	2,289,527
Rational AG	4,640	2,705,074
Zalando SE *	124,934	3,291,090
		17,208,551

The accompanying notes are an integral part of the financial statements.
04

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
HONG KONG — 3.7%
AIA Group Ltd.	595,200	$6,503,494
Techtronic Industries Co., Ltd.	472,000	4,928,697
		11,432,191
INDIA — 5.7%
Asian Paints Ltd.	146,349	5,010,372
Housing Development Finance Corp., Ltd.	258,686	7,156,991
ICICI Lombard General Insurance Co., Ltd.	110,736	1,576,735
MakeMyTrip Ltd. *	54,285	1,394,039
United Spirits Ltd. *	240,967	2,324,660
		17,462,797
JAPAN — 19.2%
Denso Corp.	48,900	2,581,063
Kao Corp.	40,400	1,638,199
Keyence Corp.	10,200	3,497,970
Murata Manufacturing Co., Ltd.	86,100	4,686,192
Nidec Corp.	65,900	4,083,617
Olympus Corp.	334,500	6,778,707
Pigeon Corp.	71,900	989,232
Recruit Holdings Co., Ltd.	93,700	2,759,507
Shimano, Inc.	23,500	3,958,736
Shiseido Co., Ltd.	147,000	5,925,157
SMC Corp.	12,000	5,341,675
SoftBank Group Corp.	60,900	2,360,393
Sugi Holdings Co., Ltd.	30,500	1,339,746
Suzuki Motor Corp.	84,500	2,656,505
Sysmex Corp.	71,100	4,290,222
Unicharm Corp.	109,500	3,674,518
Z Holdings Corp.	738,800	2,148,485
		58,709,924
MEXICO — 0.7%
Wal-Mart de Mexico SAB de CV	601,349	2,069,338
NETHERLANDS — 4.6%
Adyen NV *	2,147	3,098,405
ASML Holding NV	14,122	6,671,769
IMCD NV	30,306	4,143,877
		13,914,051

The accompanying notes are an integral part of the financial statements.
05

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
NEW ZEALAND — 1.1%
Xero Ltd. *	62,192	$3,317,361
PORTUGAL — 1.6%
Jeronimo Martins SGPS SA	224,184	4,859,941
SINGAPORE — 2.4%
United Overseas Bank Ltd.	394,199	7,447,260
SOUTH KOREA — 1.3%
Coupang, Inc. *	116,967	1,491,329
NAVER Corp.	13,501	2,518,296
		4,009,625
SWEDEN — 5.7%
Atlas Copco AB, A Shares	35,164	329,137
Atlas Copco AB, B Shares	634,684	5,317,971
Epiroc AB, B Shares	248,003	3,360,791
Investor AB, B Shares	238,243	3,929,048
Nibe Industrier AB, B Shares	610,555	4,602,513
		17,539,460
SWITZERLAND — 3.2%
Cie Financiere Richemont SA	62,261	6,696,991
Lonza Group AG	5,985	3,196,813
		9,893,804
TAIWAN — 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	139,787	11,427,587
THAILAND — 0.4%
Thai Beverage PCL	2,842,700	1,320,647
UNITED KINGDOM — 10.5%
Auto Trader Group PLC	747,605	5,063,195
Burberry Group PLC	118,349	2,374,256
Experian PLC	97,265	2,855,779
Farfetch Ltd., Class A *	170,803	1,222,949
Games Workshop Group PLC	33,446	2,722,879
Hargreaves Lansdown PLC	278,833	2,690,306

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
HomeServe PLC	104,267	$1,487,552
Intertek Group PLC	53,173	2,733,078
Rightmove PLC	839,912	5,820,453
Trainline PLC *	714,487	2,504,866
Weir Group PLC (The)	99,598	1,659,985
Wise PLC, Class A *	230,373	836,625
		31,971,923
UNITED STATES — 3.3%
Mettler-Toledo International, Inc. *	6,822	7,836,909
Spotify Technology SA *	22,788	2,138,198
		9,975,107
Total Common Stocks
(cost $256,900,195)		296,019,194
PREFERRED STOCKS — 2.1%
GERMANY — 2.1%
Sartorius AG 0.33% (cost $2,165,558)	18,235	6,399,911
TOTAL INVESTMENTS — 98.8%
(cost $259,065,753)		$302,419,105
Other assets less liabilities — 1.2%		3,657,872
NET ASSETS — 100.0%		$306,076,977

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund's prospectus for private placement.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$42,948,878	$253,070,316	$—	$296,019,194
Preferred Stocks **	—	6,399,911	—	6,399,911
Total	$42,948,878	$259,470,227	$—	$302,419,105

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.
07

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2022

June 30, 2022 (unaudited)
Baillie Gifford International All Cap Fund

ASSETS
Investments, at value (cost $259,065,753)	$302,419,105
Cash	3,638,827
Foreign cash, at value (cost $375,173)	374,139
Tax reclaims receivable	1,023,976
Dividends receivable	321,231
Receivable for investments sold	33,368
Prepaid assets	2,272
Total Assets	307,812,918
LIABILITIES
Advisory fee payable	283,043
Payable for investment purchased	672,192
Deferred India capital gains tax liability (Note A)	573,992
Shareholder Servicing fee payable	83,737
Trustee fee payable	3,268
Commitment fee payable	1,131
Accrued expenses	118,578
Total Liabilities	1,735,941
NET ASSETS	$306,076,977
COMPOSITION OF NET ASSETS
Paid-in capital	$264,251,454
Total distributable earnings	41,825,523
$306,076,977
NET ASSET VALUE, PER SHARE
Class 2 ($59,301,485 / 5,307,777 shares outstanding), unlimited authorized, no par value	$11.17
Class 3 ($214,633,071 / 18,925,079 shares outstanding), unlimited authorized, no par value	$11.34
Class 5 ($32,142,421 / 2,759,937 shares outstanding), unlimited authorized, no par value	$11.65

The accompanying notes are an integral part of the financial statements.
08

Statement of Operations

Semi-Annual Report June 30, 2022

For the Six Months Ended June 30, 2022 (unaudited)
Baillie Gifford International All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $943,308)	$2,359,716
Windfall tax recovery	646,041
Interest	1,038
Total Investment Income	3,006,795
EXPENSES
Advisory fee (Note B)	623,586
Shareholder Servicing fees — Class 2 shares (Note B)	63,825
Shareholder Servicing fees — Class 3 shares (Note B)	80,859
Shareholder Servicing fees — Class 4 shares (Note B)	28,642
Shareholder Servicing fees — Class 5 shares (Note B)	3,769
Transfer agency	33,043
Fund accounting	73,406
Custody	44,543
Legal	25,395
Professional fees	18,330
Trustees' fees	6,509
Commitment fees	2,180
Miscellaneous	6,252
Total Expenses	1,010,339
Net Investment Income	1,996,456
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $86,382)	1,230,943
Foreign currency transactions	(47,426)
1,183,517
Net change in unrealized (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $532,389) (Note A)	(156,876,746)
Translation of net assets and liabilities denominated in foreign currencies	(55,208)
(156,931,954)
Net realized and unrealized (loss)	(155,748,437)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(153,751,981)

The accompanying notes are an integral part of the financial statements.
09

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2022

Baillie Gifford International All Cap Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,996,456	$1,790,869
Net realized gain	1,183,517	86,337,673
Net change in unrealized (depreciation)	(156,931,954)	(64,551,790)
Net Increase (Decrease) in Net Assets from Investment Operations	(153,751,981)	23,576,752
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(21,958,684)
Class 3	—	(25,864,981)
Class 4	—	(33,178,532)
Class 5	—	(9,222,007)
Total Distributions to Shareholders	—	(90,224,204)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	—	10,000,967
Class 3	144,914,059 *	6,001,749
Class 4	—	207,931,390 *
Class 5	—	—
Dividends reinvested:
Class 2	—	21,958,684
Class 3	—	25,864,981
Class 4	—	33,178,532
Class 5	—	9,222,325
Cost of shares redeemed:
Class 2	(20,000,000)	(89,047,447)
Class 3	—	(222,931,390)*
Class 4	(131,414,059)*	(30,000,000)
Class 5	—	(13,700,000)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(6,500,000)	(41,520,209)
Total (Decrease) in Net Assets	(160,251,981)	(108,167,661)
NET ASSETS
Beginning of Period	466,328,958	574,496,619
End of Period	$306,076,977	$466,328,958

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.
10

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International All Cap Fund
Selected data for a Class 2 share outstanding throughout each period

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$16.83	$20.27	$15.82	$12.26		$14.85	$11.44
From Investment Operations
Net investment income(a)	0.06	0.05	0.06	0.27		0.15	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(5.72)	0.60	5.20	3.73		(2.61)	3.46
Net Increase (Decrease) in Net Asset Value from Investment Operations	(5.66)	0.65	5.26	4.00		(2.46)	3.60
Dividends and Distributions to Shareholders
From net investment income	—	(0.19)	(0.18)	(0.44)		(0.13)	(0.19)
From net realized gain on investments	—	(3.90)	(0.63)	—		—	—
Total Dividends and Distributions	—	(4.09)	(0.81)	(0.44)		(0.13)	(0.19)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$11.17	$16.83	$20.27	$15.82		$12.26	$14.85
Total Return
Total return based on net asset value(c)	(33.63)%	3.34%	33.31%	32.65%		(16.63)%	31.45%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$59,301	$112,388	$183,037	$258,860		$242,317	$324,764
Ratio of net expenses to average net assets	0.64%*	0.61%	0.62%	0.65%		0.64%	0.65%
Ratio of net investment income to average net assets	0.94%*	0.26%	0.34%	1.92	%(d)	1.02%	1.03%
Portfolio turnover rate(e)	11%	14%	12%	13%		15%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
11

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International All Cap Fund
Selected data for a Class 3 share outstanding throughout each period

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$17.08	$20.50	$15.99	$12.39		$15.01	$11.56
From Investment Operations
Net investment income(a)	0.11	0.09	0.07	0.30		0.16	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(5.85)	0.59	5.27	3.75		(2.64)	3.50
Net Increase (Decrease) in Net Asset Value from Investment Operations	(5.74)	0.68	5.34	4.05		(2.48)	3.65
Dividends and Distributions to Shareholders
From net investment income	—	(0.20)	(0.20)	(0.45)		(0.14)	(0.20)
From net realized gain on investments	—	(3.90)	(0.63)	—		—	—
Total Dividends and Distributions	—	(4.10)	(0.83)	(0.45)		(0.14)	(0.20)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	—	—		—	0.00 (b)
Net Asset Value, End of Period	$11.34	$17.08	$20.50	$15.99		$12.39	$15.01
Total Return
Total return based on net asset value(c)	(33.61)%	3.41%	33.40%	32.74%		(16.57)%	31.54%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$214,633	$133,796	$331,138	$158,198		$119,176	$142,844
Ratio of net expenses to average net assets	0.57%*	0.54%	0.55%	0.58%		0.57%	0.58%
Ratio of net investment income to average net assets	1.76%*	0.41%	0.44%	2.04	%(d)	1.09%	1.13%
Portfolio turnover rate(e)	11%	14%	12%	13%		15%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
12

Financial Highlights

Semi-Annual Report June 30, 2022

Baillie Gifford International All Cap Fund
Selected data for a Class 5 share outstanding throughout each period

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period July 10, 2019 through December 31, 2019(a)		For the Period January 1, 2019 through April 10, 2019(a)		For the Period January 10, 2018(b) through December 31, 2018
Net Asset Value, Beginning of Period	$17.53	$20.96	$16.33	$15.14		$12.64		$15.72
From Investment Operations
Net investment income(c)	0.08	0.09	0.09	0.20		0.06		0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(5.96)	0.61	5.38	1.46		1.97		(3.11)
Net Increase (Decrease) in Net Asset Value from Investment Operations	(5.88)	0.70	5.47	1.66		2.03		(2.93)
Dividends and Distributions to Shareholders
From net investment income	—	(0.23)	(0.21)	(0.47)		—		(0.15)
From net realized gain on investments	—	(3.90)	(0.63)	—		—		—
Total Dividends and Distributions	—	(4.13)	(0.84)	(0.47)		—		(0.15)
Net Asset Value, End of Period	$11.65	$17.53	$20.96	$16.33		$14.67		$12.64
Total Return
Total return based on net asset value(d)	(33.58)%	3.49%	33.51%	10.95%		16.02%		(18.61)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$32,142	$48,392	$60,321	$45,183		$39,464		$34,016
Ratio of net expenses to average net assets	0.49%*	0.46%	0.47%	0.50	%*	0.49	%*	0.49%*
Ratio of net investment income to average net assets	1.20%*	0.43%	0.51%	2.66	%(e)	1.59	%*	1.21%*
Portfolio turnover rate(f)	11%	14%	12%	13%		13%		15%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 11, 2019 to July 10, 2019. All shares of this class were redeemed on April 10, 2019 at $14.67. New shares were issued at $15.14 on July 10, 2019.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
13

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Note A — Organization and Accounting Policies

The Fund is a series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to achieve capital appreciation. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund's Prospectus for Private Placement ("Prospectus"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

The Fund's Class 2, Class 3 and Class 5 share classes had shares outstanding as of June 30, 2022.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

New Accounting Pronouncement

On December 3, 2020, the Securities and Exchange Commission (the "SEC") adopted new rule 2a-5 ("Rule 2a-5") under the 1940 Act, addressing valuation practices and the role of the Board of Trustees of the Trust (the "Board") with respect to the fair valuation of investments of a registered investment company. The compliance date set by the SEC is September 2022.

The Fund has decided to adopt Rule 2a-5 effective as of June 22, 2022, in advance of the September compliance date, which does not have a significant impact on the financial statements.

Valuation of Investments

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value.

If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

14

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at June 30, 2022 is disclosed at the end of the Fund's Portfolio of Investments.

For the six months ended June 30, 2022, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of the Fund's total income stated separately on the Statement of Operations, and is recorded at the fair market value of securities received.

15

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

U.S. Federal and Other Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

As a result of several court cases in certain countries across the European Union ("EU"), the Fund may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims becomes payable to the Fund, they will be reflected as windfall tax recovery within dividend income in the Statement of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Fund will generally follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2022, the Fund recorded a deferred tax liability for potential future India capital gains taxes of $573,992.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The previous three tax year ends remain subject to examination.

At December 31, 2021, for federal income tax purposes, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

At December 31, 2021, the Fund incurred and elected to defer $289,427 in post-October capital/late-year ordinary losses.

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

16

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

The Fund's cost of investments and gross unrealized appreciation (depreciation) at June 30, 2022 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation
Baillie Gifford International All Cap Fund	$266,946,091	$84,031,432	$(48,558,418)	$35,473,014

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford International All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of the Fund's average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%, Class 3 shares is 0.10%, and Class 5 shares is 0.02%.

The Bank of New York Mellon ("BNYM") serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2022 were as follows:

Fund	Purchases	Sales
Baillie Gifford International All Cap Fund	$41,235,959	$44,241,698
17

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford International All Cap Fund
	For the Period Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares		Amount		Shares		Amount
Class 2 Shares
Shares sold	—		$—		496,825		$10,000,967
Shares issued in reinvestment of dividends and distributions	(1,368,700)		(20,000,000)		1,311,381		21,958,684
Shares redeemed	—		—		(4,161,237)		(89,047,447)
Net Increase (Decrease)	(1,368,700)		$(20,000,000)		(2,353,031)		$(57,087,796)
Class 3 Shares
Shares sold	11,092,291	(a)	$144,914,059	(a)	283,970		$6,001,749
Shares issued in reinvestment of dividends and distributions	—		—		1,522,240		25,864,981
Shares redeemed	—		—		(10,124,764	)(b)	(222,931,390	)(b)
Net Increase (Decrease)	11,092,291		$144,914,059		(8,318,554)		$(191,064,660)
Class 4 Shares
Shares sold	—		$—		9,386,871	(c)	$207,931,390	(c)
Shares issued in reinvestment of dividends and distributions	—		—		1,935,963		33,178,532
Shares redeemed	(9,968,903	)(d)	(131,414,059	)(d)	(1,353,931)		(30,000,000)
Net Increase (Decrease)	(9,968,903)		$(131,414,059)		9,968,903		$211,109,922
Class 5 Shares
Shares sold	—		$—		—		$—
Shares issued in reinvestment of dividends and distributions	—		—		528,748		9,222,325
Shares redeemed	—		—		(647,233)		(13,700,000)
Net Increase (Decrease)	—		$—		(118,485)		$(4,477,675)
Total Net Increase (Decrease)	(245,312)		$(6,500,000)		(821,167)		$(41,520,209)

(a)  10,055,711 shares and $131,414,059 converted into Class 3 from Class 4.

(b)  9,465,194 shares and $207,931,390 converted from Class 3 into Class 4.

(c)  9,386,871 shares and $207,931,390 converted into Class 4 from Class 3.

(d)  9,968,903 shares and $131,414,059 converted from Class 4 into Class 3.

18

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act.

As of June 30, 2022, the Fund had two shareholders which beneficially owned 25% or more of the Fund's voting securities. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with BNYM on May 1, 2017, most recently renewed April 19, 2022 and expiring April 18, 2023, which allows certain series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%. Prior to April 19, 2022, the rate used was the greater of the Federal Funds Effective Rate or the one-month U.S. LIBOR Rate.

The Fund pays a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at June 30, 2022 was 2.86% on any amount drawn down. There were no borrowings made against the credit facility during the period.

Note H — Principal Risks

The below is a selection of the Fund's principal risks. Additional risks of investing in the Fund are included in the Fund's Prospectus.

Investment Style Risk

The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

19

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Emerging Markets Risk

To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Geographic Focus Risk

The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objectives, and increase the Fund's exposure to the other risks detailed in the Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the

U.S. and around the world has resulted in increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

An outbreak of a respiratory disease caused by a novel coronavirus (known as "COVID-19") first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result.

For further information on the risks of investing in the Fund, please refer to the Prospectus.

Note I — Legal Notice

MSCI

The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

20

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2022

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. There were no subsequent events identified between June 30, 2022 and the issuance of the Financial Statements.

21

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2022

Management of the Trust

Indepedent Trustees

Howard W. Chin, Chair of the Nominating and Governance Committee

Pamela M. J. Cox

Robert E. Rigsby, Chair of the Audit Oversight Committee

Donald P. Sullivan Jr.

Interested Trustee

David Salter, Chair of the Board and President

Officers (other than officers who are also Trustees)

Andrew Telfer, Vice President

Michael Stirling-Aird, Vice President

Julie Paul, Vice President

Tim Campbell, Vice President

Lindsay Cockburn, Treasurer

Gareth Griffiths, Secretary and Chief Legal Officer

Graham Laybourn, Vice President

Suzanne Quinn, Chief Compliance Officer and AML Compliance Officer

Lesley-Anne Archibald, Vice President

Kelly Cameron, Vice President

Neil Riddell, Chief Risk Officer

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at +44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at +44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Manager at +44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at http://www.sec.gov.

22

BOARD CONSIDERATIONS REGARDING
2022 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2022

On June 23, 2022, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of Baillie Gifford International All Cap Fund (the "Fund"), and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data ("Broadridge"), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided additional materials and other information in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund.

The Board concluded that it was in the best interests of the Fund to renew the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to the Fund. The Board noted that: (1) pursuant to the Fund's Advisory Agreement, the Manager provides portfolio management services to the Fund and receives an advisory fee; and (2) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares of the Fund, the Manager receives a "shareholder service fee," the amount of which varies among the share classes. The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Fund, reviewed information regarding the Fund's performance, advisory fee and shareholder service fee, and expense ratio for Class 2 shares of the Fund compared to similar funds, and considered the experience of the Manager in providing services to the Fund. In assessing the Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee and that the Manager employs a long-term investment approach. The Board considered the Manager's acknowledgment of the recent sharp reversal in the Fund's investment performance, attributable to the rotation out of growth equities into more value oriented stocks, which was exacerbated by the conflict in Ukraine and the rise in inflation and interest rates. The Board also considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected. In evaluating the advisory fee paid by the Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the shareholder service fee. The Board also considered that the advisory fee schedule for the Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Fund, including the Manager's receipt of the shareholder service fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Fund, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Fund and the nature of the Manager's resources expended in providing solely advisory services as well as additional services to the Fund. The Board considered the Manager's estimated profitability with respect to the Fund and concluded that it was not unreasonable.

The Board reviewed total return information for the one-year, three-year, five-year and since inception (September 24, 2012) periods ended March 31, 2022 for the Fund compared to a benchmark index (MSCI AC World (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2012 through 2021 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the three-year, five-year and since inception periods and below the benchmark index and the average of the performance universe for the one-year period. The Board considered the Manager's discussion of the Fund's performance, including recent underperformance. The Board concluded that the Manager had managed the Fund consistent with its investment strategy.

The Board reviewed the advisory fee (plus the shareholder service fee) and net expense ratio for the Fund's Class 2 and compared them to the average management fees and expense ratios of an expense peer group and expense universe

23

BOARD CONSIDERATIONS REGARDING
2022 CONTRACT RENEWAL (unaudited)

Semi-Annual Report June 30, 2022

of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's contractual advisory fee (plus the shareholder service fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund's contractual advisory fee (plus the shareholder service fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Fund.

24

Copyright © Baillie Gifford & Co 2015.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

Baillie Gifford EAFE Plus All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – B Shares	ATCO B	SE0017486897	46,639	06/16/2022	374,753	Sudan Accountability and Divestment Act of 2007

Baillie Gifford Global Alpha Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – B Shares	ATCO B	SE0017486897	12,319 11,428	04/27/2022 05/05/2022	1,020,808	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – B Shares	ATCO B	SE0017486897	7,593	02/17/2022	634,684	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Alpha Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – B Shares	ATCO B	SE0017486897	33,856 20,627 31,885 23,513	01/26/2022 02/02/2022 03/24/2022 03/25/2022	5,232,272	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Concentrated Growth Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – B Shares	ATCO B	SE0017486897	2,729 3,815 3,117	02/22/2022 03/04/2022 06/29/2022	114,817	Sudan Accountability and Divestment Act of 2007

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)**

Date	08/26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)**

Date	08/26, 2022

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	08/26, 2022

* Print the name and title of each signing officer under his or her signature.

**By:	/s/ Michael Stirling-Aird

Michael Stirling-Aird***

Date: August 26, 2022

***	Attorney-in-Fact pursuant to a Power of Attorney executed on March 12, 2020 and filed as an exhibit to Post-Effective Amendment No. 49 to the registration statement of the Trust on Form N-1A filed on April 27, 2020.